UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

ALLIANCEBERNSTEIN BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Bond Fund, Inc. - AllianceBernstein Credit Long/Short Portfolio

Portfolio of Investments

July 31, 2014 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES – 53.3%
Industrial - 42.3%
Basic - 3.9%
ArcelorMittal
7.25%, 3/01/41	U.S.$	196	$199,920
FMG Resources August 206 Pty Ltd.
8.25%, 11/01/19 (a)		91	97,597
INEOS Group Holdings SA
5.875%, 2/15/19 (a)		200	202,000
Molycorp, Inc.
10.00%, 6/01/20		103	91,670
Smurfit Kappa Acquisitions
4.875%, 9/15/18 (a)		200	209,020

			800,207

Capital Goods – 5.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
3.232%, 12/15/19 (a)(b)		200	196,000
6.00%, 6/30/21 (a)		200	191,000
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer
6.00%, 6/15/17 (a)		97	96,394
Bombardier, Inc.
7.45%, 5/01/34 (a)		100	98,000
Officine Maccaferri SpA
5.75%, 6/01/21 (a)	EUR	100	137,467
Sealed Air Corp.
6.875%, 7/15/33 (a)	U.S.$	198	202,950
United Rentals North America, Inc.
8.25%, 2/01/21		100	109,125

			1,030,936

Communications - Media - 5.0%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.75%, 1/15/24		58	57,710
Clear Channel Communications, Inc.
6.875%, 6/15/18		104	99,320
CSC Holdings LLC
5.25%, 6/01/24 (a)		194	185,755
Intelsat Jackson Holdings SA
5.50%, 8/01/23		404	387,840
Sinclair Television Group, Inc.
5.625%, 8/01/24 (a)		100	98,625
Sirius XM Radio, Inc.
6.00%, 7/15/24 (a)		196	196,980

			1,026,230

Communications - Telecommunications - 4.9%
Altice SA
7.75%, 5/15/22 (a)		200	204,500

	Principal Amount (000)		U.S. $ Value
CenturyLink, Inc. Series U
7.65%, 3/15/42	U.S.$	102	$102,000
Frontier Communications Corp.
7.875%, 1/15/27		99	101,722
Sprint Capital Corp.
8.75%, 3/15/32		180	199,800
Wind Acquisition Finance SA
4.75%, 7/15/20 (a)		300	293,250
Windstream Corp.
6.375%, 8/01/23		101	99,738

			1,001,010

Consumer Cyclical - Automotive - 2.0%
Commercial Vehicle Group, Inc.
7.875%, 4/15/19		100	103,000
General Motors Financial Co., Inc.
4.75%, 8/15/17		94	98,583
Servus Luxembourg Holding SCA
7.75%, 6/15/18 (a)	EUR	138	197,121

			398,704

Consumer Cyclical - Other - 0.5%
Lennar Corp.
4.125%, 12/01/18	U.S.$	99	99,495

Consumer Cyclical - Restaurants - 0.8%
Twinkle Pizza PLC
6.625%, 8/01/21 (a)	GBP	100	166,086

Consumer Cyclical - Retailers - 2.8%
Brighthouse Group PLC
7.875%, 5/15/18 (a)		112	199,017
Cash America International, Inc.
5.75%, 5/15/18	U.S.$	82	84,665
Men’s Wearhouse, Inc. (The)
7.00%, 7/01/22 (a)		87	90,480
Sonic Automotive, Inc.
7.00%, 7/15/22		180	194,400

			568,562

Consumer Non-Cyclical - 3.7%
Amsurg Corp.
5.625%, 7/15/22 (a)		74	74,370
CHS/Community Health Systems, Inc.
6.875%, 2/01/22 (a)		96	98,160
Jaguar Holding Co. I
9.375% (9.375% Cash or 10.125% PIK), 10/15/17 (a)(c)		149	151,607
MPH Acquisition Holdings LLC
6.625%, 4/01/22 (a)		97	99,425
Pinnacle Merger Sub, Inc.
9.50%, 10/01/23 (a)		90	99,000
Sun Products Corp. (The)
7.75%, 3/15/21 (a)		48	39,360

	Principal Amount (000)		U.S. $ Value
Tenet Healthcare Corp.
6.25%, 11/01/18	U.S.$	91	$98,508
6.875%, 11/15/31		100	96,000

			756,430

Energy - 9.2%
El Paso LLC Series G
7.80%, 8/01/31		185	203,500
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22 (a)		200	197,750
Jones Energy Holdings LLC/Jones Energy Finance Corp.
6.75%, 4/01/22 (a)		96	99,840
Linn Energy LCC/Linn Energy Finance Corp.
6.25%, 11/01/19		193	195,895
Paragon Offshore PLC
6.75%, 7/15/22 (a)		52	49,400
7.25%, 8/15/24 (a)		149	141,922
Regency Energy Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22		85	83,938
Sabine Pass Liquefaction LLC
5.75%, 5/15/24 (a)		200	203,000
Sanchez Energy Corp.
7.75%, 6/15/21		187	202,895
Seven Generations Energy Ltd.
8.25%, 5/15/20 (a)		93	100,672
Southern Star Central Corp.
5.125%, 7/15/22 (a)		200	200,000
Tervita Corp.
10.875%, 2/15/18 (a)		91	91,910
Triangle USA Petroleum Corp.
6.75%, 7/15/22 (a)		100	99,875

			1,870,597

Other Industrial - 1.2%
General Cable Corp.
4.50%, 11/15/29 (d)		51	46,474
Laureate Education, Inc.
9.25%, 9/01/19 (a)		190	190,000

			236,474

Services - 0.3%
Travelport LLC/Travelport Holdings, Inc.
13.875% (11.375% Cash and 2.50% PIK), 3/01/16 (a)(c)		67	67,603

Technology - 2.9%
Avaya, Inc.
10.50%, 3/01/21 (a)		112	98,000
Brightstar Corp.
7.25%, 8/01/18 (a)		90	97,763

	Principal Amount (000)		U.S. $ Value
Denali Borrower LLC / Denali Finance Corp.
5.625%, 10/15/20 (a)	U.S.$	194	$199,820
Numericable Group SA
6.00%, 5/15/22 (a)		200	201,000

			596,583

			8,618,917

Financial Institutions - 8.0%
Banking - 3.5%
Banco Espirito Santo SA
2.625%, 5/08/17 (a)	EUR	200	237,681
Barclays Bank PLC
4.875%, 12/15/14 (a)(e)		40	52,151
Credit Suisse Group AG
7.50%, 12/11/23 (a)(e)	U.S.$	200	220,000
Societe Generale SA
7.875%, 12/18/23 (a)(e)		200	210,000

			719,832

Brokerage - 1.1%
E*TRADE Financial Corp.
6.75%, 6/01/16		92	98,900
GFI Group, Inc.
10.375%, 7/19/18		95	116,613

			215,513

Finance - 2.9%
International Lease Finance Corp.
8.25%, 12/15/20		156	187,590
Milestone Aviation Group Ltd. (The)
8.625%, 12/15/17 (a)		278	300,240
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 9/15/18 (a)		94	99,757

			587,587

Other Finance - 0.5%
Speedy Cash Intermediate Holdings Corp.
10.75%, 5/15/18 (a)		102	102,765

			1,625,697

Utility - 2.3%
Electric - 2.3%
Calpine Corp.
5.75%, 1/15/25		200	195,500
GenOn Energy, Inc.
7.875%, 6/15/17		97	99,910
RJS Power Holdings LLC
5.125%, 7/15/19 (a)		171	168,435

			463,845

	Principal Amount (000)		U.S. $ Value
Non Corporate Sectors - 0.7%
Agencies - Not Government Guaranteed - 0.7%
CITGO Petroleum Corp.
6.25%, 8/15/22 (a)	U.S.$	132	$135,960

Total Corporates - Non-Investment Grades (cost $10,983,113)			10,844,419

CORPORATES - INVESTMENT GRADES - 8.7%
Financial Institutions - 4.3%
Banking - 3.8%
ABN AMRO Bank NV
4.31%, 3/10/16 (e)	EUR	71	96,736
Barclays Bank PLC
6.86%, 6/15/32 (a)(e)	U.S.$	73	81,395
BNP Paribas SA
5.186%, 6/29/15 (a)(e)		97	98,940
Danske Bank A/S
5.684%, 2/15/17 (e)	GBP	56	99,272
JPMorgan Chase & Co. Series R
6.00%, 8/01/23 (e)	U.S.$	201	204,015
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)		85	98,812
UBS Preferred Funding Trust V Series 1
6.243%, 5/15/16 (e)		94	98,583

			777,753

Finance - 0.5%
HSBC Finance Capital Trust IX
5.911%, 11/30/35		100	103,750

			881,503

Industrial - 3.9%
Basic - 1.6%
Yamana Gold, Inc.
4.95%, 7/15/24 (a)		324	324,076

Energy - 1.3%
Rio Oil Finance Trust Series 2014-1
6.25%, 7/06/24 (a)		250	259,063

Technology - 1.0%
Tencent Holdings Ltd.
3.375%, 5/02/19 (a)		200	203,082

			786,221

Non Corporate Sectors - 0.5%
Agencies - Not Government Guaranteed - 0.5%
Petrobras Global Finance Bv
6.25%, 3/17/24		94	99,226

Total Corporates - Investment Grades (cost $1,762,939)			1,766,950

Company	Shares		U.S. $ Value
PREFERRED STOCKS - 5.0%
Financial Institutions - 4.4%
Banking - 2.4%
GMAC Capital Trust I
8.125%		14,500	$394,110
Goldman Sachs Group, Inc. (The)
Series J
5.50%		4,400	105,424

			499,534

REITS - 2.0%
DDR Corp.
Series K
6.25%		4,000	97,760
Health Care REIT, Inc.
Series J
6.50%		3,975	102,237
Public Storage
Series W
5.20%		4,550	102,239
Vornado Realty Trust
Series K
5.70%		4,250	103,062

			405,298

			904,832

Industrial - 0.6%
Basic - 0.3%
ArcelorMittal
6.00%		2,920	66,955

Consumer Cyclical - Other - 0.3%
Hovnanian Enterprises, Inc.
7.625%		3,625	48,539

			115,494

Total Preferred Stocks (cost $1,021,525)			1,020,326

	Principal Amount (000)
BANK LOANS - 3.8%
Industrial - 3.8%
Basic - 1.0%
Arysta LifeScience SPC LLC
4.50%, 5/29/20 (b)	U.S.$	100	99,374
FMG Resources (August 2006) Pty Ltd.
(FMG America Finance, Inc.)
3.75%, 6/28/19 (b)		100	99,125

			198,499

	Principal Amount (000)		U.S. $ Value
Capital Goods - 0.5%
NewPage Corp.
9.50%, 2/11/21 (b)	U.S.$	100	$100,275

Communications - Media - 0.5%
TWCC Holding Corp.
7.00%, 6/26/20 (b)		100	98,250

Consumer Cyclical - Automotive - 0.3%
TI Group Automotive Systems LLC
4.25%, 3/28/19 (b)		75	74,371

Other Industrial - 0.5%
Orbitz Worldwide, Inc.
4.50%, 4/15/21 (b)		100	100,161

Services - 1.0%
Travelport LLC (fka Travelport, Inc.)
8.37%, 12/01/16 (b)		200	202,126

Total Bank Loans (cost $777,809)			773,682

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.6%
Non-Agency Fixed Rate - 2.3%
Alternative Loan Trust
Series 2005-86CB, Class A8
5.50%, 2/25/36		102	98,770
CHL Mortgage Pass-Through Trust
Series 2006-9, Class A11
6.00%, 5/25/36		105	97,998
GSR Mortgage Loan Trust
Series 2006-9F, Class 4A1
6.50%, 10/25/36		53	47,495
Morgan Stanley Mortgage Loan Trust
Series 2007-10XS, Class A2
6.25%, 7/25/47		102	75,289
Wells Fargo Mortgage Backed Securities
Series 2007-2, Class 1A18
5.75%, 3/25/37		99	96,273
Wells Fargo Mortgage Backed Securities Trust
Series 2007-10, Class 1A7
6.00%, 7/25/37		47	46,846

			462,671

GSE Risk Share Floating Rate - 1.3%
Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
4.405%, 11/25/23 (b)		250	269,186

Total Collateralized Mortgage Obligations (cost $734,778)			731,857

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - CORPORATE BONDS - 3.1%
Industrial - 3.1%
Basic - 1.1%
Sappi Papier Holding GmbH
7.75%, 7/15/17 (a)	U.S.$	200	$219,500

Capital Goods - 1.0%
Cemex SAB de CV
6.50%, 12/10/19 (a)		200	208,750

Consumer Non-Cyclical - 1.0%
Marfrig Holding Europe BV
8.375%, 5/09/18 (a)		200	210,500

Total Emerging Markets - Corporate Bonds (cost $637,824)			638,750

	Shares
COMMON STOCKS - 2.9%
ADT Corp. (The)		1,290	44,892
Air Canada - Class A (f)		2,950	25,892
Beazer Homes USA, Inc. (f)		3,490	53,572
Community Health Systems, Inc. (f)		520	24,804
General Motors Co.		1,380	46,672
Goodyear Tire & Rubber Co. (The)		3,030	76,265
LyondellBasell Industries NV - Class A		660	70,125
Nortek, Inc. (f)		590	47,064
Orbitz Worldwide, Inc. (f)		8,450	74,782
Salix Pharmaceuticals Ltd. (f)		290	38,254
Townsquare Media, Inc. - Class A (f)		5,320	58,254
Triangle Petroleum Corp. (f)		3,670	39,636

Total Common Stocks (cost $585,254)			600,212

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 0.5%
Brazil - 0.5%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/17 (cost $100,681)	BRL	233	99,488

AGENCIES - 0.5%
Agency Subordinated - 0.5%
Ally Financial, Inc.
8.00%, 12/31/18 (cost $99,875)	U.S.$	85	99,450

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - SOVEREIGNS - 0.5%
Venezuela - 0.3%
Venezuela Government International Bond
9.25%, 9/15/27	U.S.$	60	$50,400

Argentina - 0.2%
Argentina Bonos
7.00%, 10/03/15		51	47,926

Total Emerging Markets - Sovereigns (cost $103,004)			98,326

	Contracts
OPTIONS PURCHASED - PUTS - 0.5%
Options on Funds and Investment Trusts - 0.3%
iShares iBoxx High Yield Corrporate Bond ETF
Expiration: Sep 2014, Exercise Price: $ 93.00 (f)(g)		267	56,070
SPDR S&P 500 ETF Trust
Expiration: Sep 2014, Exercise Price: $ 181.00 (f)(g)		30	4,140
SPDR S&P 500 ETF Trust
Expiration: Aug 2014, Exercise Price: $ 183.00 (f)(g)		67	3,350
SPDR S&P 500 ETF Trust
Expiration: Aug 2014, Exercise Price: $ 189.00 (f)(g)		20	2,370

			65,930

Options on Equities - 0.1%
Peabody Energy Corp.
Expiration: Sep 2014, Exercise Price: $ 18.00 (f)(g)		43	12,405

	Notional Amount (000)
Swaptions - 0.1%
CDX NAHY.22 JPMorgan Chase Bank, NA (Buy Protection)
Expiration: Aug 2014, Exercise Price: 106.00% (f)		2,010	9,223
IRS Swaption, Deutsche Bank AG
Expiration: Aug 2014, Pay 2.51%, Receive 6-month EURIBOR (f)		733	72
IRS Swaption, Deutsche Bank AG
Expiration: Sep 2014, Pay 3.685%, Receive 3-month LIBOR (BBA) (f)		300	408
IRS Swaption, Deutsche Bank AG
Expiration: Sep 2014, Pay 3.435%, Receive 3-month LIBOR (BBA) (f)		175	1,632

			11,335

Company		Contracts	U.S. $ Value
Options on Forward Contracts - 0.0%
AUD/USD
Expiration: Aug 2014, Exercise Price: AUD 0.91 (f)		4,300,000	$2,082

Total Options Purchased - Puts (premiums paid $80,011)			91,752

OPTIONS PURCHASED - CALLS - 0.1%
Options on Indices - 0.1%
CBOE SPX Volatility Index
Expiration: Sep 2014, Exercise Price: $ 16.00 (f)(g)		145	25,375
S&P 500 Index
Expiration: Aug 2014, Exercise Price: $ 2,020.00 (f)(g)		10	325

			25,700

Options on Funds and Investment Trusts - 0.0%
SPDR S&P 500 ETF Trust
Expiration: Aug 2014, Exercise Price: $ 202.50 (f)(g)		68	272

Total Options Purchased - Calls (premiums paid $19,545)			25,972

		Shares
WARRANTS - 0.1%
Peugeot SA, expiring 4/29/17 (f) (cost $10,259)		4,500	10,756

SHORT-TERM INVESTMENTS - 10.3%
Investment Companies - 10.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.08% (h)(i) (cost $2,097,866)		2,097,866	2,097,866

Total Investments Before Securities Sold Short - 110.8%
(cost $19,014,482)			18,899,806

		Principal Amount (000)
SECURITIES SOLD SHORT - (22.9)%
CORPORATES - NON-INVESTMENT GRADES - (19.2)%
Industrial - (13.3)%
Capital Goods - (1.9)%
Clean Harbors, Inc.
5.125%, 6/01/21	U.S.$	(198)	(197,010)
Ply Gem Industries, Inc.
6.50%, 2/01/22 (a)		(201)	(187,935)

			(384,945)

	Principal Amount (000)		U.S. $ Value
Communications - Media - (1.0)%
Lamar Media Corp.
5.875%, 2/01/22	U.S.$	(200)	$(211,500)

Consumer Cyclical - Automotive - (4.2)%
Chrysler Group LLC / CG Co-Issuer, Inc.
8.25%, 6/15/21		(200)	(220,000)
Gestamp Funding Luxembourg SA
5.875%, 5/31/20 (a)	EUR	(134)	(188,404)
Jaguar Land Rover Automotive PLC
5.625%, 2/01/23 (a)	U.S.$	(192)	(200,640)
Lear Corp.
5.375%, 3/15/24		(195)	(196,950)
Navistar International Corp.
8.25%, 11/01/21		(48)	(49,560)

			(855,554)

Consumer Cyclical - Retailers - (0.3)%
Guitar Center, Inc.
9.625%, 4/15/20 (a)		(60)	(55,350)

Consumer Non-Cyclical - (2.5)%
ACCO Brands Corp.
6.75%, 4/30/20		(100)	(104,000)
HCA, Inc.
5.875%, 5/01/23		(197)	(202,910)
Select Medical Corp.
6.375%, 6/01/21		(194)	(198,850)

			(505,760)

Energy - (1.4)%
Oasis Petroleum, Inc.
6.875%, 3/15/22 (a)		(92)	(99,590)
SandRidge Energy, Inc.
7.50%, 3/15/21		(188)	(195,520)

			(295,110)

Services - (1.0)%
ADT Corp. (The)
4.125%, 6/15/23		(220)	(199,100)

Technology - (1.0)%
Freescale Semiconductor, Inc.
5.00%, 5/15/21 (a)		(198)	(197,010)

			(2,704,329)

Financial Institutions - (4.9)%
Banking - (3.0)%
Ally Financial, Inc.
3.50%, 1/27/19		(400)	(396,000)
UniCredit SpA
8.00%, 6/03/24 (a)(e)		(200)	(209,500)

			(605,500)

		Principal Amount (000)	U.S. $ Value
Finance - (1.9)%
CIT Group, Inc.
5.00%, 8/01/23	U.S.$	(200)	$(204,250)
Provident Funding Associates LP / PFG
Finance Corp.
6.75%, 6/15/21 (a)		(196)	(194,530)

			(398,780)

			(1,004,280)

Utility - (1.0)%
Electric - (1.0)%
Calpine Corp.
6.00%, 1/15/22 (a)		(189)	(200,340)

Total Corporates - Non-Investment Grades (proceeds $3,966,646)			(3,908,949)

CORPORATES - INVESTMENT GRADES - (3.5)%
Industrial - (3.5)%
Basic - (3.5)%
Barrick Gold Corp.
4.10%, 5/01/23		(300)	(296,598)
Glencore Funding LLC
4.625%, 4/29/24 (a)		(400)	(408,440)

Total Corporates - Investment Grades (proceeds $712,108)			(705,038)

		Shares
Common Stocks - (0.2)%
Cooper Tire & Rubber Co. (proceeds $29,923)		(1,090)	(31,490)

Total Securities Sold Short (proceeds $4,708,677)			(4,645,477)

Total Investments, Net of Securities Sold Short - 70.0% (cost $14,305,805) (j)			14,254,329
Other assets less liabilities - 30.0%			6,101,229

Net Assets - 100.0%			$20,355,558

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50	3	September 2014	$131,050	$125,295	$(5,755)
U.S. T-Note 5 Yr (CBT) Futures	16	September 2014	1,913,758	1,901,375	(12,383)

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2014	Unrealized Appreciation/ (Depreciation)
Sold Contracts
Russell 2000 Mini Index Futures	2	September 2014	$231,096	$223,340	$7,756
U.S. T-Note 10Yr (CBT) Futures	23	September 2014	2,874,786	2,866,015	8,771

					$(1,611)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	USD	195	EUR	143	9/22/14	$(3,445)
Deutsche Bank AG	GBP	100	USD	169	9/22/14	603
Royal Bank of Scotland PLC	EUR	275	USD	368	9/22/14	(125)
State Street Bank & Trust Co.	CAD	128	USD	120	8/28/14	2,693
State Street Bank & Trust Co.	EUR	566	USD	772	8/28/14	12,974
State Street Bank & Trust Co.	EUR	14	USD	19	9/22/14	259
State Street Bank & Trust Co.	GBP	178	USD	302	9/22/14	1,571
State Street Bank & Trust Co.	USD	29	EUR	21	9/22/14	(462)

						$14,068

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counter- party	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
Put - CDX NAHY-22 5 Year Index	JPMorgan Chase Bank, NA.	Sell	103.00%	8/20/14	$2,010	$4,278	$(1,690)

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
CBOE SPX Volatility Index (g)	145	$21.00	September 2014	$6,084	$(13,050)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. LLC/(CME)	$2,000	5/09/19	1.732%	3 Month LIBOR	$2,527

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2014	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co. LLC/(INTRCONX) CDX-NAHY Series 22, 5 Year Index, 6/20/19*	(5.00)%	2.62%		$370	$(54,977)	$6,622
CDX-NAHY Series 22, 5 Year Index, 6/20/19*	(5.00)	2.62		730	(108,469)	(3,683)
iTraxx-XOVER Series 21, 5 Year Index, 6/20/19*	(5.00)	3.39	EUR	1,604	(117,749)	(10,378)
Sale Contracts
Morgan Stanley & Co. LLC/(INTRCONX) iTraxx-XOVER Series 21, 5 Year Index, 6/20/19*	5.00	3.39		495	36,342	(6,347)

					$(244,852)	$(13,786)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2014	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA:
Banco Espirito Santo, SA, 0.431%, 1/19/15, 9/20/19*	(5.00)%	6.60%	EUR	65	$4,805	$(2,620)	$7,425
J. C. Penney Company, Inc., 6.375%, 10/15/36. 6/20/16*	(5.00)	5.23		100	78	4,074	(3,996)
Quest Diagnostics Incorporated, 6.95%, 7/01/37, 6/20/19*	(1.00)	1.14		500	3,377	4,565	(1,189)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2014	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Russian Federation, 7.5%, 3/31/30, 6/20/19*	(1.00)%	2.33%		$100	$5,892	$6,071	$(179)
Credit Suisse International:
ConAgra Foods, Inc., 7.00%, 10/01/28, 6/20/21*	(1.00)	0.93		600	(3,302)	(3,099)	(203)
Deutsche Bank AG:
Amkor Technology, Inc., 7.375%, 5/01/18, 6/20/19*	(5.00)	2.73		200	(21,084)	(25,509)	4,425
Dell Inc., 7.1% 4/15/28, 6/20/19*	(1.00)	2.35		200	12,406	20,752	(8,346)
Goldman Sachs International:
Peabody Energy Corporation, 7.375%, 11/01/16, 9/20/19*	(5.00)	4.11		130	(5,991)	(4,967)	(1,024)
JPMorgan Chase Bank, NA:
Kohl’s Corporation, 6.25%, 12/15/17, 6/20/17*	(1.00)	0.50		400	(5,864)	(5,027)	(837)
Sale Contracts
Citibank, NA:
Bombardier Inc., 7.45%, 5/01/34, 6/20/19*	5.00	3.30		100	7,837	8,708	(871)
Laderokes PLC, 7.625%, 3/05/17, 6/20/19*	1.00	2.63	EUR	140	(13,928)	(16,492)	2,564
MGM Resorts International, 7.625%, 1/15/17, 6/20/19*	5.00	2.49		$200	23,361	23,361	0
NRG Energy, Inc., 6.25%, 7/15/22, 6/20/19*	5.00	1.75		100	10,425	11,343	(918)
Stora Enso Oyj, 5.00%, 3/19/18, 6/20/19*	5.00	2.00	EUR	140	26,959	28,185	(1,226)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Telecom Italia SPA, 5.375%, 1/29/19, 6/29/19*	1.00%	1.77%	$70	$(3,338)	$(3,835)	$497
ThyssenKrupp AG, 4.375%, 3/18/15, 6/20/19	1.00	1.77	140	(6,774)	(11,054)	4,280
UPC Holding B.V., 8.375%, 8/15/20, 6/20/19*	5.00	2.66	140	20,790	18,735	2,055
Virgin Media Finance PLC, 7.00%, 4/15/23, 6/20/19*	5.00	2.58	140	21,523	19,102	2,421
Deutsche Bank AG:
Sprint Communications, Inc., 8.375%, 8/15/17, 6/20/19*	5.00	2.82	100	10,083	11,536	(1,453)
JPMorgan Chase Bank, NA:
Community Health Systems, Inc., 8.00%, 11/15/19, 6/20/19*	5.00	3.05	200	17,989	15,589	2,400
HCA Inc., 8.00%, 10/ 01/18, 6/20/19*	5.00	2.13	200	26,869	26,994	(125)
Kohl’s Corporation, 6.25%, 12/15/17, 6/20/19*	1.00	1.23	400	(4,401)	(5,649)	1,248
TRW Automotive Inc., 7.25%, 3/15/17, 9/20/19*	1.00	1.46	100	(2,100)	(1,804)	(296)

				$125,611	$118,959	$6,652

*	Termination date.

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
JPMorgan Chase Bank, NA IBOXHY	2,000	Libor Minus 0.00%	$2,000	9/20/14	$27,999

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, the aggregate market value of these securities amounted to $6,952,089 or 34.1% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at July 31, 2014.
(c)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2014.
(d)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2014.
(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Non-income producing security.
(g)	One contract relates to 100 shares.
(h)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(i)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(j)	As of July 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $215,444 and gross unrealized depreciation of investments was $(266,920), resulting in net unrealized depreciation of $(51,476).

Glossary:

BBA	-	British Bankers Association
CBOE	-	Chicago Board Options Exchange
CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CME	-	Chicago Mercantile Exchange
ETF	-	Exchange Traded Fund
EURIBOR	-	Euro Interbank Offered Rate
GSE	-	Government-Sponsored Enterprise
IBOXHY	-	iBoxx $ Liquid High Yield Index
INTRCONX	-	Inter-Continental Exchange
IRS	-	Interest Rate Swaption
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
SPDR	-	Standard & Poor’s Depository Receipt

AllianceBernstein Bond Fund, Inc. - AllianceBernstein Credit Long / Short Portfolio

July 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2014:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grades	$	– 0	–	$10,459,514		$384,905		$10,844,419
Corporates - Investment Grades		– 0	–	1,766,950		– 0	–	1,766,950
Preferred Stocks		1,020,326		– 0	–	– 0	–	1,020,326
Bank Loans		– 0	–	– 0	–	773,682		773,682
Collateralized Mortgage Obligations		– 0	–	– 0	–	731,857		731,857
Emerging Markets - Corporate Bonds		– 0	–	638,750		– 0	–	638,750
Common Stocks		600,212		– 0	–	– 0	–	600,212
Governments - Treasuries		– 0	–	99,488		– 0	–	99,488
Agencies		– 0	–	99,450		– 0	–	99,450
Emerging Markets - Sovereigns		– 0	–	98,326		– 0	–	98,326
Options Purchased - Puts		– 0	–	91,752		– 0	–	91,752
Options Purchased - Calls		– 0	–	25,972		– 0	–	25,972
Warrants		10,756		– 0	–	– 0	–	10,756
Short-Term Investments		2,097,866		– 0	–	– 0	–	2,097,866
Liabilities:
Corporates - Non-Investment Grades		– 0	–	(3,908,949)		– 0	–	(3,908,949)
Corporates - Investment Grades		– 0	–	(705,038)		– 0	–	(705,038)
Common Stocks		(31,490)		– 0	–	– 0	–	(31,490)

Total Investments in Securities		3,697,670		8,666,215		1,890,444		14,254,329
Other Financial Instruments* :
Assets:
Futures		16,527		– 0	–	– 0	–	16,527
Forward Currency Exchange Contracts		– 0	–	18,100		– 0	–	18,100
Centrally Cleared Interest Rate Swaps		– 0	–	2,527		– 0	–	2,527
Centrally Cleared Credit Default Swaps		– 0	–	6,622		– 0	–	6,622
Credit Default Swaps		– 0	–	27,315		– 0	–	27,315
Total Return Swaps		– 0	–	27,999		– 0	–	27,999
Liabilities:
Futures		(12,383)		(5,755)		– 0	–	(18,138)
Forward Currency Exchange Contracts		– 0	–	(4,032)		– 0	–	(4,032)
Credit Default Swaptions Written		– 0	–	(1,690)		– 0	–	(1,690)
Call Options Written		– 0	–	(13,050)		– 0	–	(13,050)
Centrally Cleared Credit Default Swaps		– 0	–	(20,408)		– 0	–	(20,408)
Credit Default Swaps		– 0	–	(20,663)		– 0	–	(20,663)

Total^		$3,701,814		$8,683,180		$1,890,444		$14,275,438

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grades			Bank Loans			Collateralized Mortgage Obligations
Balance as of 5/08/14 (a)	$	– 0	–	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		(1,344)			(41)			(221)
Realized gain (loss)		904			(1)			1,277
Change in unrealized appreciation/depreciation		2,412			(4,128)			(2,920)
Purchases		402,883			778,355			747,732
Sales		(19,950)			(503)			(4,011)
Transfers in to Level 3		– 0	–		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–		– 0	–

Balance as of 7/31/14		$384,905			$773,682			$741,857

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/14		$(4,128)			$(2,920)			$2,412

	Total
Balance as of 5/08/14 (a)	$	– 0	–
Accrued discounts/(premiums)		(1,606)
Realized gain (loss)		2,180
Change in unrealized appreciation/depreciation		(4,636)
Purchases		1,928,970
Sales		(24,464)
Transfers in to Level 3		– 0	–
Transfers out of Level 3		– 0	–

Balance as of 7/31/14		$1,900,444

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/14		$(4,636)

(a)	Commencement of Operations.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at July 31, 2014:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 7/31/14	Valuation Technique	Unobservable Input	Range/ Weighted Average
Corporates—Non-Investment Grades	$384,905	Third Party Vendor	Evaluated Quotes	$103.250 – $108.00/$106.96
Bank Loans	$773,682	Third Party Vendor	Vendor Quotes	$98.25 – $101.06/ $99.95
Collateralized Mortgage Obligations	$731,857	Third Party Vendor	Evaluated Quotes	$73.96 – $107.69/ $97.71

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Bond Inflation Strategy

Portfolio of Investments

July 31, 2014 (unaudited)

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 86.4%
United States - 86.4%
U.S. Treasury Inflation Index
0.125%, 4/15/16-1/15/23 (TIPS)	U.S.$	136,335	$138,809,487
0.125%, 1/15/22-7/15/22 (TIPS) (a)		62,543	62,658,772
0.375%, 7/15/23 (TIPS)		23,366	23,736,916
0.625%, 7/15/21 (TIPS) (a)		6,507	6,808,548
0.625%, 1/15/24 (TIPS)		28,356	29,279,305
1.125%, 1/15/21 (TIPS)		20,917	22,491,120
1.25%, 7/15/20 (TIPS) (a)		24,192	26,305,452
1.375%, 1/15/20 (TIPS)		9,999	10,875,571
1.875%, 7/15/15-7/15/19 (TIPS) (a)		22,398	23,606,770
2.00%, 1/15/16 (TIPS)		1,978	2,071,132
2.125%, 1/15/19 (TIPS)		10,972	12,239,593
U.S. Treasury Notes
0.125%, 7/15/24 (TIPS)		9,990	9,840,577

Total Inflation-Linked Securities (cost $368,556,059)			368,723,243

CORPORATES - INVESTMENT GRADES - 13.2%
Industrial - 7.4%
Basic - 1.6%
Basell Finance Co. BV
8.10%, 3/15/27 (b)		205	274,567
Cia Minera Milpo SAA
4.625%, 3/28/23 (b)		412	411,075
Dow Chemical Co. (The)
4.375%, 11/15/42		229	218,890
8.55%, 5/15/19		67	85,329
Gerdau Trade, Inc.
5.75%, 1/30/21 (b)		101	107,060
Glencore Funding LLC
3.125%, 4/29/19 (b)		1,720	1,744,252
International Paper Co.
4.75%, 2/15/22		800	871,504
LyondellBasell Industries NV
5.75%, 4/15/24		405	475,485
Minsur SA
6.25%, 2/07/24 (b)		869	943,184
Rio Tinto Finance USA PLC
2.875%, 8/21/22		521	507,767
3.50%, 3/22/22		192	196,836
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (b)		393	371,851
Yamana Gold, Inc.
4.95%, 7/15/24 (b)		853	853,200

			7,061,000

Capital Goods - 0.1%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (b)		426	413,092

Communications - Media - 1.1%
21st Century Fox America, Inc.

	Principal Amount (000)		U.S. $ Value
3.00%, 9/15/22	U.S.$	1,095	$1,059,162
6.15%, 3/01/37-2/15/41		331	391,448
CBS Corp.
5.75%, 4/15/20		325	373,499
8.875%, 5/15/19		25	31,931
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22		274	280,806
4.45%, 4/01/24		372	389,653
5.20%, 3/15/20		114	127,193
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (b)(c)		415	442,183
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (b)(d)		409	425,871
Omnicom Group, Inc.
3.625%, 5/01/22		163	165,960
Reed Elsevier Capital, Inc.
8.625%, 1/15/19		460	576,783
Time Warner Cable, Inc.
5.00%, 2/01/20		35	38,955
8.75%, 2/14/19		25	31,797
Viacom, Inc.
3.875%, 4/01/24		339	340,828

			4,676,069

Communications - Telecommunications - 1.0%
American Tower Corp.
3.50%, 1/31/23		300	291,907
4.70%, 3/15/22		395	421,627
5.05%, 9/01/20		35	38,625
AT&T, Inc.
3.00%, 2/15/22		1,255	1,243,625
5.35%, 9/01/40		280	303,985
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	55	52,475
Telefonica Emisiones SAU
5.462%, 2/16/21	U.S.$	400	450,277
Verizon Communications, Inc.
5.15%, 9/15/23		1,001	1,107,783
7.35%, 4/01/39		300	408,668

			4,318,972

Consumer Cyclical - Automotive - 0.2%
Ford Motor Credit Co. LLC
5.875%, 8/02/21		640	745,358
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (b)		30	30,566

			775,924

Consumer Cyclical - Other - 0.0%
Host Hotels & Resorts LP
5.25%, 3/15/22		175	193,456

Consumer Non-Cyclical - 0.6%
Actavis Funding SCS
3.85%, 6/15/24 (b)		278	277,403

	Principal Amount (000)		U.S. $ Value
Altria Group, Inc.
4.75%, 5/05/21	U.S.$	195	$214,526
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		125	130,076
8.50%, 6/15/19		75	93,596
Grupo Bimbo SAB de CV
3.875%, 6/27/24 (b)		648	643,386
Kroger Co. (The)
3.40%, 4/15/22		624	629,482
Reynolds American, Inc.
3.25%, 11/01/22		284	273,301
Thermo Fisher Scientific, Inc.
4.15%, 2/01/24		363	376,529

			2,638,299

Energy - 2.0%
DCP Midstream LLC
4.75%, 9/30/21 (b)		405	427,945
9.75%, 3/15/19 (b)		20	25,555
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		350	349,323
Energy Transfer Partners LP
5.20%, 2/01/22		510	561,410
6.125%, 2/15/17		145	161,557
Enterprise Products Operating LLC
5.20%, 9/01/20		335	379,971
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		846	849,630
4.15%, 3/01/22		104	106,780
Marathon Petroleum Corp.
5.125%, 3/01/21		280	314,251
Nabors Industries, Inc.
5.10%, 9/15/23		180	197,381
Nisource Finance Corp.
6.80%, 1/15/19		75	88,705
Noble Energy, Inc.
4.15%, 12/15/21		127	135,747
8.25%, 3/01/19		387	482,824
Reliance Holding USA, Inc.
5.40%, 2/14/22 (b)		1,060	1,150,123
Rio Oil Finance Trust
Series 2014-1
6.25%, 7/06/24 (b)		487	504,654
Spectra Energy Capital LLC
6.20%, 4/15/18		265	301,913
8.00%, 10/01/19		25	31,327
Transocean, Inc.
6.375%, 12/15/21		2	2,280
6.50%, 11/15/20		740	842,344
Valero Energy Corp.
6.125%, 2/01/20		476	555,571
Weatherford International Ltd./Bermuda
9.625%, 3/01/19		70	90,921
Williams Partners LP
3.90%, 1/15/25		350	349,951
5.25%, 3/15/20		400	447,099

			8,357,262

	Principal Amount (000)		U.S. $ Value
Technology - 0.7%
Agilent Technologies, Inc.
5.00%, 7/15/20	U.S.$	7	$7,643
Baidu, Inc.
2.75%, 6/09/19		254	253,640
3.25%, 8/06/18		399	410,845
Motorola Solutions, Inc.
3.75%, 5/15/22		320	317,937
7.50%, 5/15/25		505	639,362
Seagate HDD Cayman
4.75%, 1/01/25 (b)		398	392,030
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		59	61,383
Tencent Holdings Ltd.
3.375%, 5/02/19 (b)		626	635,648
Total System Services, Inc.
2.375%, 6/01/18		259	257,294

			2,975,782

Transportation - Airlines - 0.0%
Southwest Airlines Co.
5.25%, 10/01/14		35	35,233

Transportation - Services - 0.1%
Asciano Finance Ltd.
5.00%, 4/07/18 (b)		47	50,828
Ryder System, Inc.
3.15%, 3/02/15		105	106,609
5.85%, 11/01/16		105	115,112
7.20%, 9/01/15		10	10,669

			283,218

			31,728,307

Financial Institutions - 5.2%
Banking - 3.5%
Bank of America Corp.
4.00%, 4/01/24		1,010	1,024,033
Barclays Bank PLC
6.625%, 3/30/22 (b)	EUR	190	316,420
6.86%, 6/15/32 (b)(d)	U.S.$	137	152,755
BNP Paribas SA
5.186%, 6/29/15 (b)(d)		257	262,140
BPCE SA
5.70%, 10/22/23 (b)		670	729,228
Capital One Financial Corp.
5.25%, 2/21/17		150	164,369
Citigroup, Inc.
3.875%, 10/25/23		752	764,170
Credit Suisse AG
6.50%, 8/08/23 (b)		621	685,156

	Principal Amount (000)		U.S. $ Value
Danske Bank A/S
5.684%, 2/15/17 (d)	GBP	287	$508,769
Goldman Sachs Group, Inc. (The)
1.83%, 11/29/23 (e)	U.S.$	810	837,265
4.00%, 3/03/24		1,027	1,036,261
ING Bank NV
2.00%, 9/25/15 (b)		600	608,423
Intesa Sanpaolo SpA
5.017%, 6/26/24 (b)		689	681,613
JPMorgan Chase & Co.
3.625%, 5/13/24		1,057	1,056,869
4.25%, 10/15/20		55	58,998
Macquarie Group Ltd.
7.625%, 8/13/19 (b)		65	78,358
Mizuho Financial Group Cayman 3 Ltd.
4.60%, 3/27/24 (b)		816	848,456
Morgan Stanley
Series F
3.875%, 4/29/24		741	746,893
Series G
5.50%, 7/28/21		456	518,839
Murray Street Investment Trust I
4.647%, 3/09/17		52	55,964
National Capital Trust II Delaware
5.486%, 3/23/15 (b)(d)		45	45,900
PNC Bank NA
3.80%, 7/25/23		940	966,751
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (b)(d)		375	394,687
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (b)		102	118,575
Skandinaviska Enskilda Banken AB
5.471%, 3/23/15 (b)(d)		233	235,330
Standard Chartered PLC
4.00%, 7/12/22 (b)		725	747,134
Turkiye Garanti Bankasi AS
4.75%, 10/17/19 (b)		354	356,526
UBS AG/Stamford CT
7.625%, 8/17/22		465	552,861
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (b)		325	354,270

			14,907,013

Brokerage - 0.2%
Nomura Holdings, Inc.
2.00%, 9/13/16		809	820,751

Insurance - 0.9%
American International Group, Inc.
4.875%, 6/01/22		625	691,849
6.40%, 12/15/20		205	245,652
Coventry Health Care, Inc.
5.45%, 6/15/21		415	483,173
Hartford Financial Services Group, Inc. (The)
5.125%, 4/15/22		535	603,712

	Principal Amount (000)		U.S. $ Value
5.50%, 3/30/20	U.S.$	24	$27,289
6.10%, 10/01/41		165	204,869
Lincoln National Corp.
8.75%, 7/01/19		175	224,945
MetLife, Inc.
5.70%, 6/15/35		90	107,622
7.717%, 2/15/19		180	221,816
Nationwide Financial Services, Inc.
5.375%, 3/25/21 (b)		360	404,130
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (b)		125	193,191
Prudential Financial, Inc.
5.625%, 6/15/43		340	363,800
XLIT Ltd.
5.25%, 9/15/14		151	151,809

			3,923,857

Other Finance - 0.0%
ORIX Corp.
4.71%, 4/27/15		37	38,005

REITS - 0.6%
HCP, Inc.
5.375%, 2/01/21		739	834,359
Health Care REIT, Inc.
5.25%, 1/15/22		890	989,060
Trust F/1401
5.25%, 12/15/24 (b)		825	863,156

			2,686,575

			22,376,201

Utility - 0.3%
Electric - 0.2%
Berkshire Hathaway Energy Co.
6.125%, 4/01/36		340	421,769
CMS Energy Corp.
5.05%, 3/15/22		144	162,424
Constellation Energy Group, Inc.
5.15%, 12/01/20		91	101,706

			685,899

Natural Gas - 0.1%
Talent Yield Investments Ltd.
4.50%, 4/25/22 (b)		480	496,800

			1,182,699

Non Corporate Sectors - 0.3%
Agencies - Not Government Guaranteed - 0.3%
CNOOC Finance 2013 Ltd.
3.00%, 5/09/23		621	578,694
CNOOC Nexen Finance 2014 ULC
4.25%, 4/30/24		239	244,619
OCP SA
5.625%, 4/25/24 (b)		330	345,675

			1,168,988

Total Corporates - Investment Grades (cost $54,681,863)			56,456,195

	Principal Amount (000)		U.S. $ Value
ASSET-BACKED SECURITIES - 9.5%
Autos - Fixed Rate - 6.1%
Ally Master Owner Trust
Series 2013-1, Class A2
1.00%, 2/15/18	U.S.$	805	$807,454
Series 2014-1, Class A2
1.29%, 1/15/19		1,398	1,399,507
AmeriCredit Automobile Receivables Trust
Series 2012-3, Class A3
0.96%, 1/09/17		447	447,481
Series 2013-1, Class A2
0.49%, 6/08/16		108	108,479
Series 2013-3, Class A3
0.92%, 4/09/18		1,245	1,247,585
Series 2013-4, Class A3
0.96%, 4/09/18		535	536,096
ARI Fleet Lease Trust
Series 2013-A, Class A2
0.70%, 12/15/15 (b)		510	510,068
Series 2014-A, Class A2
0.81%, 11/15/22 (b)		448	447,021
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A
2.10%, 3/20/19 (b)		420	422,047
Series 2013-2A, Class A
2.97%, 2/20/20 (b)		289	295,972
Series 2014-1A, Class A
2.46%, 7/20/20 (b)		1,689	1,685,588
Bank of America Auto Trust
Series 2012-1, Class A4
1.03%, 12/15/16		380	381,646
California Republic Auto Receivables Trust
Series 2014-2, Class A4
1.57%, 12/16/19		850	846,472
Capital Auto Receivables Asset Trust
Series 2013-1, Class A2
0.62%, 7/20/16		498	497,893
Series 2013-3, Class A2
1.04%, 11/21/16		1,115	1,119,521
Series 2014-1, Class B
2.22%, 1/22/19		200	201,151
Carfinance Capital Auto Trust
Series 2013-1A, Class A
1.65%, 7/17/17 (b)		266	266,661
CPS Auto Receivables Trust
Series 2013-B, Class A
1.82%, 9/15/20 (b)		676	677,574
Series 2014-B, Class A
1.11%, 11/15/18 (b)		663	660,900

	Principal Amount (000)		U.S. $ Value
Enterprise Fleet Financing LLC
Series 2014-1, Class A2
0.87%, 9/20/19 (b)	U.S.$	426	$425,532
Exeter Automobile Receivables Trust
Series 2012-2A, Class A
1.30%, 6/15/17 (b)		129	129,696
Series 2013-1A, Class A
1.29%, 10/16/17 (b)		213	213,538
Series 2014-1A, Class A
1.29%, 5/15/18 (b)		424	424,611
Series 2014-2A, Class A
1.06%, 8/15/18 (b)		403	402,357
Fifth Third Auto Trust
Series 2013-A, Class A3
0.61%, 9/15/17		685	685,110
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 4/16/18 (b)		205	205,694
Ford Auto Securitization Trust
Series 2013-R1A, Class A2
1.676%, 9/15/16 (b)	CAD	380	349,585
Series 2013-R4A, Class A1
1.487%, 8/15/15 (b)		139	127,762
Series 2014-R2A, Class A1
1.353%, 3/15/16 (b)		658	603,365
Ford Credit Auto Owner Trust
Series 2012-D, Class B
1.01%, 5/15/18	U.S.$	225	223,769
Ford Credit Floorplan Master Owner Trust
Series 2012-4, Class A1
0.74%, 9/15/16		246	246,093
Series 2014-1, Class A1
1.20%, 2/15/19		993	991,881
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A3
1.10%, 9/15/19		415	414,219
Hertz Vehicle Financing LLC
Series 2013-1A, Class A1
1.12%, 8/25/17 (b)		2,185	2,183,044
Huntington Auto Trust
Series 2011-1A, Class A3
1.01%, 1/15/16 (b)		20	20,405
Hyundai Auto Receivables Trust
Series 2012-B, Class C
1.95%, 10/15/18		165	167,977
Mercedes-Benz Auto Lease Trust
Series 2013-A, Class A3
0.59%, 2/15/16		613	613,581
Series 2014-A, Class A2A
0.48%, 6/15/16		668	667,903
Mercedes-Benz Master Owner Trust
Series 2012-AA, Class A
0.79%, 11/15/17 (b)		1,193	1,194,568
Santander Drive Auto Receivables Trust
Series 2012-3, Class D
3.64%, 5/15/18		794	825,654

	Principal Amount (000)		U.S. $ Value
Series 2013-3, Class C
1.81%, 4/15/19	U.S.$	905	$909,230
Series 2013-4, Class A3
1.11%, 12/15/17		1,020	1,023,763
Series 2013-5, Class A2A
0.64%, 4/17/17		342	342,338
SMART Trust/Australia
Series 2012-4US, Class A2A
0.67%, 6/14/15		21	21,002

			25,971,793

Credit Cards - Fixed Rate - 1.0%
American Express Credit Account Master Trust
Series 2012-5, Class A
0.59%, 5/15/18		795	795,735
Series 2014-2, Class A
1.26%, 1/15/20		474	472,892
Chase Issuance Trust
Series 2013-A1, Class A1
1.30%, 2/18/20		835	824,305
Series 2014-A1, Class A1
1.15%, 1/15/19		825	825,441
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		370	371,832
Series 2013-A, Class A
1.61%, 12/15/21		373	370,224
Series 2014-B, Class A
0.61%, 7/15/19		432	431,761

			4,092,190

Autos - Floating Rate - 0.9%
Ally Master Owner Trust
Series 2014-2, Class A
0.522%, 1/16/18 (e)		810	811,321
BMW Floorplan Master Owner Trust
Series 2012-1A, Class A
0.552%, 9/15/17 (b)(e)		809	811,195
Ford Credit Floorplan Master Owner Trust
Series 2013-1, Class A2
0.532%, 1/15/18 (e)		797	799,168
GE Dealer Floorplan Master Note Trust
Series 2012-3, Class A
0.646%, 6/20/17 (e)		600	601,349
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
0.703%, 12/10/27 (b)(e)		932	934,211

			3,957,244

Credit Cards - Floating Rate - 0.7%
Barclays Dryrock Issuance Trust
Series 2014-1, Class A
0.512%, 12/16/19 (e)		523	525,006

	Principal Amount (000)		U.S. $ Value
Cabela’s Master Credit Card Trust
Series 2014-1, Class A
0.502%, 3/16/20 (e)	U.S.$	600	$600,318
First National Master Note Trust
Series 2013-2, Class A
0.682%, 10/15/19 (e)		794	798,092
World Financial Network Credit Card Master Trust
Series 2014-A, Class A
0.532%, 12/15/19 (e)		910	911,638

			2,835,054

Other ABS - Fixed Rate - 0.6%
CIT Equipment Collateral
Series 2012-VT1, Class A3
1.10%, 8/22/16 (b)		32	32,318
CNH Equipment Trust
Series 2012-A, Class A3
0.94%, 5/15/17		105	104,955
Series 2013-C, Class A2
0.63%, 1/17/17		438	438,673
Series 2013-D, Class A2
0.49%, 3/15/17		969	969,417
GE Equipment Midticket LLC
Series 2011-1, Class A3
1.00%, 8/24/15		1	592
GE Equipment Small Ticket LLC
Series 2014-1A, Class A2
0.59%, 8/24/16 (b)		924	924,103

			2,470,058

Other ABS - Floating Rate - 0.2%
GE Dealer Floorplan Master Note Trust
Series 2014-1, Class A
0.536%, 7/20/19 (e)		1,068	1,068,051

Total Asset-Backed Securities (cost $40,395,615)			40,394,390

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.0%
Non-Agency Fixed Rate CMBS - 6.0%
Banc of America Commercial Mortgage Trust
Series 2007-4, Class A1A
5.774%, 2/10/51		1,729	1,915,403
Series 2007-5, Class AM
5.772%, 2/10/51		258	278,310
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW12, Class A4
5.712%, 9/11/38		75	80,101
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (b)		885	887,605
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.783%, 3/15/49		275	292,951

	Principal Amount (000)		U.S. $ Value
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class A4
5.776%, 5/15/46	U.S.$	476	$523,802
Commercial Mortgage Pass-Through Certificates
Series 2007-GG9, Class A4
5.444%, 3/10/39		664	719,928
Series 2013-SFS, Class A1
1.873%, 4/12/35 (b)		414	400,825
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C1, Class A4
5.014%, 2/15/38		310	312,071
Extended Stay America Trust
Series 2013-ESH7, Class A17
2.295%, 12/05/31 (b)		515	503,681
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class A4
4.799%, 8/10/42		475	477,705
Series 2007-GG9, Class AM
5.475%, 3/10/39		598	641,249
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (b)		823	828,953
GS Mortgage Securities Trust
Series 2013-G1, Class A1
2.059%, 4/10/31 (b)		741	730,429
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2004-LN2, Class A1A
4.838%, 7/15/41 (b)		490	489,797
Series 2006-CB15, Class A4
5.814%, 6/12/43		434	464,772
Series 2007-CB19, Class AM
5.703%, 2/12/49		295	319,727
Series 2007-LD12, Class AM
6.022%, 2/15/51		245	272,540
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		1,905	2,081,395
Series 2007-LDPX, Class A3
5.42%, 1/15/49		412	447,385
Series 2008-C2, Class A1A
5.998%, 2/12/51		854	944,902
Series 2010-C2, Class A1
2.749%, 11/15/43 (b)		289	294,995
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4
5.156%, 2/15/31		1,778	1,863,110
Series 2007-C1, Class A4
5.424%, 2/15/40		1,088	1,181,927
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (b)		633	635,121
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A1A
5.739%, 8/12/43		612	660,892

	Principal Amount (000)		U.S. $ Value
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.414%, 7/12/46	U.S.$	24	$25,274
Series 2006-4, Class A1A
5.166%, 12/12/49		2,259	2,426,739
Series 2007-9, Class A4
5.70%, 9/12/49		125	137,901
Motel 6 Trust
Series 2012-MTL6, Class A2
1.948%, 10/05/25 (b)		553	551,391
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49		277	275,915
Series 2012-C4, Class A5
2.85%, 12/10/45		2,309	2,258,494
WF-RBS Commercial Mortgage Trust
Series 2013-C14, Class A5
3.337%, 6/15/46		862	868,469
Series 2014-C20, Class A2
3.036%, 5/15/47		648	669,625

			25,463,384

Non-Agency Floating Rate CMBS - 1.0%
Commercial Mortgage Pass Through Certificates
Series 2014-KYO, Class A
1.053%, 6/11/27 (b)(e)		775	775,535
Series 2014-SAVA, Class A
1.302%, 6/15/34 (b)(e)		664	663,600
Extended Stay America Trust
Series 2013-ESFL, Class A2FL
0.856%, 12/05/31 (b)(e)		405	404,837
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A
1.072%, 6/15/29 (b)(e)		1,068	1,069,473
PFP III
Series 2014-1, Class A
1.322%, 6/14/31 (b)(e)		850	851,975
Resource Capital Corp.
Series 2014-CRE2, Class A
1.204%, 4/15/32 (b)(e)		452	451,500

			4,216,920

Total Commercial Mortgage-Backed Securities (cost $29,841,366)			29,680,304

CORPORATES - NON-INVESTMENT GRADES - 1.8%
Industrial - 1.1%
Basic - 0.1%
NOVA Chemicals Corp.
5.25%, 8/01/23 (b)		391	418,370

	Principal Amount (000)		U.S. $ Value
Capital Goods - 0.1%
Sealed Air Corp.
5.25%, 4/01/23 (b)	U.S.$	331	$326,035

Communications - Media - 0.1%
Sirius XM Radio, Inc.
4.625%, 5/15/23 (b)		416	386,880

Communications - Telecommunications - 0.2%
Sprint Corp.
7.875%, 9/15/23 (b)		400	428,000
T-Mobile USA, Inc.
6.625%, 4/01/23		380	399,000
Telecom Italia Capital SA
7.175%, 6/18/19		170	192,100

			1,019,100

Consumer Cyclical - Automotive - 0.0%
Dana Holding Corp.
6.00%, 9/15/23		147	153,247

Consumer Cyclical - Other - 0.1%
MCE Finance Ltd.
5.00%, 2/15/21 (b)		405	402,975

Energy - 0.4%
Access Midstream Partners LP/ACMP Finance Corp.
4.875%, 3/15/24		406	418,180
Cimarex Energy Co.
4.375%, 6/01/24		303	309,439
5.875%, 5/01/22		134	146,395
ONEOK, Inc.
4.25%, 2/01/22		463	455,823
Paragon Offshore PLC
6.75%, 7/15/22 (b)		62	58,900
7.25%, 8/15/24 (b)		360	342,900
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		115	109,537
SM Energy Co.
6.50%, 1/01/23		41	43,972

			1,885,146

Technology - 0.1%
Numericable Group SA
5.375%, 5/15/22 (b)	EUR	231	320,970

			4,912,723

Financial Institutions - 0.7%
Banking - 0.7%
Bank of Ireland
Series MPLE
2.062%, 9/22/15 (e)	CAD	560	494,337
Barclays Bank PLC
7.75%, 4/10/23	U.S.$	372	414,315

	Principal Amount (000)		U.S. $ Value
Credit Agricole SA
7.875%, 1/23/24 (b)(d)	U.S.$	248	$266,600
HBOS Capital Funding LP
4.939%, 5/23/16 (d)	EUR	951	1,265,796
Societe Generale SA
4.196%, 1/26/15 (d)		202	271,164
5.922%, 4/05/17 (b)(d)	U.S.$	115	122,619

			2,834,831

Finance - 0.0%
Navient LLC
7.25%, 1/25/22		54	59,130

			2,893,961

Total Corporates - Non-Investment Grades (cost $7,665,128)			7,806,684

MORTGAGE PASS-THROUGHS - 0.9%
Agency Fixed Rate 30-Year - 0.9%
Federal National Mortgage Association
Series 2014
4.00%, 5/01/44
(cost $3,832,955)		3,612	3,822,699

QUASI-SOVEREIGNS - 0.7%
Quasi-Sovereign Bonds - 0.7%
Chile - 0.1%
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (b)		358	372,875

China - 0.2%
Sinopec Group Overseas Development 2013 Ltd.
4.375%, 10/17/23 (b)		995	1,027,311

Kazakhstan - 0.1%
KazMunayGas National Co. JSC
7.00%, 5/05/20 (b)		324	374,220

Malaysia - 0.1%
Petronas Capital Ltd.
5.25%, 8/12/19 (b)		310	348,948

Mexico - 0.1%
Petroleos Mexicanos
3.50%, 7/18/18		439	456,560

South Korea - 0.1%
Korea National Oil Corp.
3.125%, 4/03/17 (b)		450	467,055

Total Quasi-Sovereigns (cost $2,921,051)			3,046,969

	Principal Amount (000)		U.S. $ Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5%
GSE Risk Share Floating Rate - 0.5%
Fannie Mae Connecticut Avenue Securities	U.S.$	495	$545,380
Series 2014-C01, Class M2
4.555%, 1/25/24 (e)
Federal National Mortgage Association
Series 2014-C03, Class 1M1
1.351%, 7/25/24 (e)		420	418,459
Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
4.405%, 11/25/23 (e)		1,030	1,109,046

Total Collateralized Mortgage Obligations (cost $1,962,113)			2,072,885

EMERGING MARKETS - CORPORATE BONDS - 0.3%
Industrial - 0.3%
Communications-Telecommunications - 0.1%
Comcel Trust		208	223,600

6.875%, 2/06/24 (b)
Consumer Non-Cyclical - 0.2%
Marfrig Overseas Ltd.		370	392,089
9.50%, 5/04/20 (b)
Virgolino de Oliveira Finance SA		655	517,450

10.50%, 1/28/18 (b)
			909,539

Total Emerging Markets - Corporate Bonds (cost $958,187)			1,133,139

GOVERNMENTS - SOVEREIGN BONDS - 0.3%
Indonesia - 0.2%
Indonesia Government International Bond
3.375%, 4/15/23 (b)		318	301,305
5.875%, 1/15/24 (b)		369	414,664

			715,969

Poland - 0.0%
Poland Government International Bond		16	16,473

3.875%, 7/16/15
Qatar - 0.1%
Qatar Government International Bond		360	391,968

4.50%, 1/20/22 (b)
Total Governments - Sovereign Bonds (cost $1,055,104)			1,124,410

GOVERNMENTS - SOVEREIGN AGENCIES - 0.1%
Colombia - 0.1%
Ecopetrol SA
5.875%, 5/28/45
(cost $290,065)		292	304,940

Company	Shares	U.S. $ Value
PREFERRED STOCKS - 0.0%
Financial Institutions - 0.0%
Insurance - 0.0%
Allstate Corp. (The)
5.10%
(cost $52,500)	2,100	$52,395

SHORT-TERM INVESTMENTS - 4.5%
Investment Companies - 4.5%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.08% (f) (cost $19,379,830)	19,379,830	19,379,830

Total Investments - 125.2%
(cost $531,591,836) (g)		533,998,083
Other assets less liabilities - (25.2)% (h)		(107,480,915)

Net Assets - 100.0%		$426,517,168

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	61	September 2014	$7,277,744	$7,248,992	$(28,752)
U.S. Ultra Bond (CBT) Futures	3	September 2014	442,059	452,531	10,472
Sold Contracts
U.S. Long Bond (CBT) Futures	14	September 2014	1,906,394	1,923,687	(17,293)
U.S. T-Note 10Yr (CBT) Futures	269	September 2014	33,622,511	33,519,922	102,589

					$67,016

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	CAD	5,552	USD	5,205	8/28/14	$116,388
Deutsche Bank AG	USD	1,064	KRW	1,080,391	9/19/14	(20,310)
Goldman Sachs Bank USA	BRL	8,996	USD	3,998	8/04/14	32,803
Goldman Sachs Bank USA	USD	3,998	BRL	8,996	8/04/14	(32,655)
Goldman Sachs Bank USA	IDR	12,371,464	USD	1,061	8/08/14	(5,010)
Goldman Sachs Bank USA	USD	1,057	IDR	12,495,706	8/08/14	19,554
Goldman Sachs Bank USA	GBP	247	USD	418	8/21/14	1,945
Goldman Sachs Bank USA	JPY	642,165	USD	6,316	9/05/14	71,899
Goldman Sachs Bank USA	USD	2,030	JPY	207,056	9/05/14	(17,198)
Goldman Sachs Bank USA	USD	4,110	NOK	25,386	9/05/14	(76,158)
Goldman Sachs Bank USA	AUD	3,618	USD	3,364	9/12/14	11,159
State Street Bank & Trust Co.	EUR	4,734	USD	6,448	8/28/14	109,391
State Street Bank & Trust Co.	USD	294	CAD	315	8/28/14	(4,633)

						$207,175

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2014	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc./(INTRCONX):
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	(5.00)%	3.10%	$4,079	$(324,783)	$(70,689)
Morgan Stanley & Co., LLC/(INTRCONX):
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	(5.00)	3.10	3,267	(260,142)	(144,672)

				$(584,925)	$(215,361)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME Group)		$1,940	6/25/21	2.247%	3 Month LIBOR	$2,578
Morgan Stanley & Co., LLC/(CME Group)	NZD	12,140	4/29/17	3 Month BKBM	4.274%	127,013
Morgan Stanley & Co., LLC/(CME Group)		$2,610	1/14/24	2.980%	3 Month LIBOR	(78,542)
Morgan Stanley & Co., LLC/(CME Group)		2,300	2/14/24	2.889%	3 Month LIBOR	(76,339)
Morgan Stanley & Co., LLC/(CME Group)		3,280	4/28/24	2.817%	3 Month LIBOR	(64,882)
Morgan Stanley & Co., LLC/(CME Group)		4,670	5/06/24	2.736	3 Month LIBOR	(51,799)
Morgan Stanley & Co., LLC/(CME Group)		1,890	5/29/24	3 Month LIBOR	2.628	(1,746)
Morgan Stanley & Co., LLC/(CME Group)		3,790	6/05/24	2.710%	3 Month LIBOR	(22,206)
Morgan Stanley & Co., LLC/(CME Group)		3,330	7/02/24	2.632%	3 Month LIBOR	12,111
Morgan Stanley & Co., LLC/(CME Group)		2,370	7/10/24	2.674%	3 Month LIBOR	1,348
Morgan Stanley & Co., LLC/(CME Group)		1,900	7/18/24	3 Month LIBOR	2.668%	(3,469)

						$(155,933)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Bank of America, NA.:
CDX NAIG-Series 19, 5 Year Index, 12/20/17*	1.00%	0.42%	$3,200	$66,087	$2,073	$64,014
Credit Suisse International:
Kohl’s Corp., 6.25%, 12/15/17, 6/20/19*	1.00	1.23	446	(4,909)	(5,900)	991
Kohl’s Corp., 6.25%, 12/15/17, 6/20/19*	1.00	1.23	182	(1,999)	(2,403)	404
Kohl’s Corp., 6.25%, 12/15/17, 6/20/19*	1.00	1.23	180	(1,984)	(2,384)	400
Kohl’s Corp., 6.25%, 12/15/17, 6/20/19*	1.00	1.23	262	(2,879)	(3,104)	225
Deutsche Bank AG:
Anadarko Petroleum Corp., 5.95% 9/15/16, 9/20/17*	1.00	0.29	440	10,223	(9,718)	19,941

				$64,539	$(21,436)	$85,975

*	Termination date

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$21,900	7/15/16	1.984%	CPI	#	$76,443
Barclays Bank PLC	12,100	1/15/18	2.069%	CPI	#	26,872
Citibank, NA	7,000	7/15/16	2.075%	CPI	#	(7,754)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	$26,500	7/15/17	2.110%	CPI	#	$90,100

						$185,661

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	850	1/17/22	2.050%	3 Month LIBOR	$19,606
Morgan Stanley Capital Services LLC	1,100	2/21/42	2.813%	3 Month LIBOR	86,623
Morgan Stanley Capital Services LLC	830	3/06/42	2.804%	3 Month LIBOR	67,680

					$173,909

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at July 31, 2014
Bank of America+	0.12%	—	$38,506,645
Barclays Capital, Inc.+	0.11%	—	17,426,683
BNP Paribas	0.12%	8/21/14	15,522,975
HSBC	0.08%	8/06/14	2,027,892
HSBC	0.11%	8/26/14	27,531,754

			$101,015,949

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on July 31, 2014

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $101,455,603.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, the aggregate market value of these securities amounted to $50,435,662 or 11.8% of net assets.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2014.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Floating Rate Security. Stated interest rate was in effect at July 31, 2014.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	As of July 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,276,588 and gross unrealized depreciation of investments was $(2,870,341), resulting in net unrealized appreciation of $2,406,247.
(h)	An amount of U.S.$345,677 has been segregated to collateralize margin requirements for the open futures contracts at July 31, 2014.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
INTRCONX	-	Inter-Continental Exchange
JSC	-	Joint Stock Company
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
TIPS	-	Treasury Inflation Protected Security

AllianceBernstein Bond Inflation Strategy

July 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of July 31, 2014:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Inflation-Linked Securities	$	– 0	–	$368,723,243		$	– 0	–	$368,723,243
Corporates - Investment Grades		– 0	–	56,456,195			– 0	–	56,456,195
Asset-Backed Securities		– 0	–	36,030,840			4,363,550		40,394,390
Commercial Mortgage-Backed Securities		– 0	–	26,307,304			3,373,000		29,680,304
Corporates - Non-Investment Grades		– 0	–	7,806,684			– 0	–	7,806,684
Mortgage Pass-Throughs		– 0	–	3,822,699			– 0	–	3,822,699
Quasi-Sovereigns		– 0	–	3,046,969			– 0	–	3,046,969
Collateralized Mortgage Obligations		– 0	–	– 0	–		2,072,885		2,072,885
Emerging Markets - Corporate Bonds		– 0	–	1,133,139			– 0	–	1,133,139
Governments - Sovereign Bonds		– 0	–	1,124,410			– 0	–	1,124,410
Governments - Sovereign Agencies		– 0	–	304,940			– 0	–	304,940
Preferred Stocks		52,395		– 0	–		– 0	–	52,395
Short-Term Investments		19,379,830		– 0	–		– 0	–	19,379,830

Total Investments in Securities		19,432,225		504,756,423			9,809,435		533,998,083
Other Financial Instruments* :

Assets:
Futures	113,061		– 0	–	– 0	–	113,061
Forward Currency Exchange Contracts	– 0	–	363,139		– 0	–	363,139
Centrally Cleared Interest Rate Swaps	– 0	–	143,050		– 0	–	143,050
Credit Default Swaps	– 0	–	85,975		– 0	–	85,975
Inflation (CPI) Swaps	– 0	–	193,415		– 0	–	193,415
Interest Rate Swaps	– 0	–	173,909				173,909
Liabilities:
Futures	(46,045)		– 0	–	– 0	–	(46,045)
Forward Currency Exchange Contracts	– 0	–	(155,964)		– 0	–	(155,964)
Centrally Cleared Credit Default Swaps	– 0	–	(215,361)		– 0	–	(215,361)
Centrally Cleared Interest Rate Swaps	– 0	–	(298,983)		– 0	–	(298,983)
Inflation (CPI) Swaps	– 0	–	(7,754)		– 0	–	(7,754)

Total^	$19,499,241		$505,037,849		$9,809,435		$534,346,525

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities			Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations
Balance as of 10/31/13		$1,887,712		$2,373,786		$2,328,159
Accrued discounts/(premiums)		3,987		(10,195)		9,913
Realized gain (loss)		(1,784)		649		(43,932)
Change in unrealized appreciation/depreciation		22,228		(2,399)		219,785
Purchases		3,786,296		1,511,700		1,962,627
Sales		(1,334,888)		(500,541)		(2,403,667)
Settlements		– 0	–	– 0	–	– 0	–
Transfers in to Level 3		– 0	–	– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–	– 0	–

Balance as of 7/31/14		$4,363,551		$3,373,000		$2,072,885

Net change in unrealized appreciation/depreciation from Investments held as of 4/30/14		$(447)		$4,235		$110,772

	Centrally Cleared Interest Rate Swaps			Total
Balance as of 10/31/13		$(41,645)		$6,548,012
Accrued discounts/(premiums)		– 0	–	3,705
Realized gain (loss)		(16,839)		(61,906)
Change in unrealized appreciation/depreciation		41,645		281,260
Purchases		– 0	–	7,260,623
Sales		– 0	–	(4,239,096)
Settlements		16,839		16,839
Transfers in to Level 3		– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–

Balance as of 7/31/14	$	– 0	–	$9,809,436

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/14	$	– 0	–	$114,560

The following presents information about significant unobservable inputs related to the Strategy with material categories of Level 3 investments at July 31, 2014:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 7/31/14	Valuation Technique	Unobservable Input	Range/ Weighted Average
Asset-Backed Securities	$4,363,550	Third Party Vendor	Evaluated Quotes	$99.97 – $100.17/$100.02
Commercial Mortgage-Backed Securities	$2,921,500	Third Party Vendor	Evaluated Quotes	$107.13 – $111.11/$108.87
	$451,500	Qualitative Assessment	Transaction Price	$100.00/NA
Collateralized Mortgage Obligations	$2,072,885	Third Party Vendor	Evaluated Quotes	$99.63 – $110.07/ $106.68

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Government Reserves Portfolio

Portfolio of Investments

July 31, 2014 (unaudited)

	Yield*	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 99.8%
U.S. Government & Government Sponsored Agency Obligations - 96.3%
Federal Farm Credit Bank
6/16/15 (a)	0.097%	$7,500	$7,499,386
3/04/15 (a)	0.101%	5,000	4,999,851
8/06/14 (a)	0.106%	7,500	7,500,000
8/21/15 (a)	0.111%	3,000	2,999,209
4/20/15 (a)	0.116%	5,000	5,000,219
11/26/14 (a)	0.134%	475	475,032
10/20/14 (a)	0.136%	2,500	2,500,288
9/19/14 (a)	0.150%	11,170	11,170,304
3/26/15 (a)	0.154%	2,140	2,140,632
7/06/15 (a)	0.156%	1,000	1,000,421
3/20/15 (a)	0.156%	1,000	1,000,346
8/27/14 (a)	0.164%	1,400	1,400,062
2/27/15 (a)	0.164%	3,000	3,001,047
4/27/15 (a)	0.169%	5,700	5,702,583
4/15/15 (a)	0.172%	5,000	5,002,348
6/22/15 (a)	0.174%	2,000	2,001,184
4/23/15 (a)	0.175%	3,300	3,301,688
1/26/15 (a)	0.180%	830	830,306
9/01/15 (a)	0.180%	600	600,263
3/20/15 (a)	0.181%	1,525	1,525,735
6/26/15 (a)	0.184%	800	800,368
9/29/14 (a)	0.186%	11,115	11,116,685
7/20/15 (a)	0.186%	5,000	5,003,705
9/08/14 (a)	0.193%	1,085	1,085,103
7/24/15 (a)	0.195%	1,750	1,751,482
1/26/15 (a)	0.220%	13,250	13,258,155
3/04/15 (a)	0.230%	15,000	15,009,914
5/05/15 (a)	0.230%	500	500,422
8/28/14	0.250%	500	500,054
9/15/14 (a)	0.300%	1,500	1,500,318
9/22/14	3.000%	500	502,015
9/30/14	8.160%	500	506,567
Federal Home Loan Bank
8/15/14 (a)	0.067%	4,100	4,099,957
8/22/14 (a)	0.084%	9,200	9,199,909
11/21/14 (a)	0.096%	12,100	12,100,236
8/12/14 (a)	0.097%	15,000	15,000,003
8/19/14 (a)	0.101%	16,800	16,800,001
11/17/14 (a)	0.104%	900	900,031
9/12/14	0.125%	500	500,001
12/09/14 (a)	0.131%	4,000	4,000,230
9/12/14	0.180%	1,500	1,500,132
6/11/15 (a)	0.731%	1,000	1,004,998
6/18/15 (a)	0.731%	2,000	2,010,541
8/13/14	5.500%	1,360	1,362,425

	Yield*	Principal Amount (000)	U.S. $ Value
Federal Home Loan Bank Discount Notes
8/06/14	0.065%	$5,000	$4,999,955
8/08/14	0.065%	6,500	6,499,918
8/06/14	0.070%	2,600	2,599,975
9/17/14	0.070%	6,300	6,299,424
8/20/14	0.075%	1,500	1,499,941
10/03/14	0.078%	500	499,932
10/03/14	0.080%	3,400	3,399,524
10/08/14	0.080%	11,245	11,243,301
10/22/14	0.080%	10,000	9,998,178
9/12/14	0.083%	3,700	3,699,642
9/10/14	0.085%	2,300	2,299,783
10/17/14	0.090%	15,000	14,997,112
10/22/14	0.095%	25,000	24,994,590
Federal Home Loan Mortgage Corp.
11/25/14	0.750%	2,806	2,811,684
8/20/14	1.000%	9,750	9,754,719
1/15/15	4.500%	634	646,554
Federal Home Loan Mortgage Corp. Discount Notes
9/02/14	0.075%	5,400	5,399,640
9/11/14	0.075%	5,500	5,499,530
9/12/14	0.075%	8,500	8,499,256
8/29/14	0.080%	1,888	1,887,883
9/16/14	0.080%	3,000	2,999,693
10/01/14	0.080%	1,000	999,864
10/15/14	0.080%	1,711	1,710,715
10/16/14	0.080%	2,300	2,299,612
10/20/14	0.080%	1,000	999,822
Federal National Mortgage Association
9/11/14 (a)	0.133%	21,000	21,001,657
1/20/15 (a)	0.166%	18,659	18,664,838
8/25/14 (a)	0.360%	1,500	1,500,242
1/27/15 (a)	0.360%	1,800	1,802,139
11/21/14 (a)	0.480%	945	946,052
10/30/14	0.625%	1,195	1,196,581
12/19/14	0.750%	500	501,138
8/28/14	0.875%	6,447	6,450,711
9/16/14	3.000%	15,000	15,054,336
Federal National Mortgage Association Discount Notes
9/03/14	0.075%	18,410	18,408,734
8/29/14	0.080%	1,400	1,399,913
9/02/14	0.080%	2,351	2,350,833
9/03/14	0.080%	1,500	1,499,890
10/06/14	0.080%	6,600	6,599,033
10/07/14	0.080%	4,900	4,899,270
10/14/14	0.080%	4,050	4,049,334
10/15/14	0.080%	4,200	4,199,300
11/03/14	0.085%	1,100	1,099,756
U.S. Treasury Notes
1/15/15	0.250%	15,000	15,011,795
11/15/14	0.375%	15,000	15,013,937
8/31/14	2.375%	21,100	21,139,233
10/31/14	2.375%	15,000	15,084,862
2/28/15	2.375%	15,000	15,198,377

			519,276,364

	Yield*	Principal Amount (000)	U.S. $ Value
Repurchase Agreements - 3.5%
Deutsche Bank Repo dated 7/31/14 due 8/01/14 in the amount of $19,000,048 (collateralized by $19,014,000 U.S. Treasury Bond, 3.38%, due 5/15/44, value $19,000,016)		$19,000	$19,000,000

Total Investments - 99.8% (cost $538,276,364) (b)			538,276,364
Other assets less liabilities - 0.2%			895,840

Net Assets - 100.0%			$539,172,204

*	Represents annualized yield from date of purchase for discount securities, and stated interest rate for interest-bearing securities.

(a)	Floating Rate Security. Stated interest rate was in effect at July 31, 2014.
(b)	As of July 31, 2014, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

AllianceBernstein Bond Fund, Inc. – AllianceBernstein Government Reserves Portfolio

July 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2014:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
U.S. Government & Government Sponsored Agency Obligations	$	– 0	–	$519,276,364		$	– 0	–	$519,276,364
Repurchase Agreements		19,000,000		– 0	–		– 0	–	19,000,000

Total^		$19,000,000		$519,276,364		$	– 0	–	$538,276,364

^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Bond Fund, Inc. - AllianceBernstein High Yield Portfolio

Portfolio of Investments

July 31, 2014 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 60.8%
Industrial - 51.9%
Basic - 4.6%
AK Steel Corp.
8.75%, 12/01/18	U.S.$	20	$22,200
Aleris International, Inc.
7.625%, 2/15/18		30	30,750
7.875%, 11/01/20		10	10,275
ArcelorMittal
6.00%, 3/01/21 (a)		10	10,375
6.125%, 6/01/18		73	77,928
7.25%, 3/01/41 (a)		38	38,760
7.50%, 10/15/39 (a)		46	47,955
Arch Coal, Inc.
7.25%, 6/15/21		30	19,500
Ashland, Inc.
3.875%, 4/15/18		20	20,050
Axiall Corp.
4.875%, 5/15/23		40	39,000
Commercial Metals Co.
6.50%, 7/15/17		25	27,250
FMG Resources August 206 Pty Ltd.
8.25%, 11/01/19 (b)		30	32,175
Huntsman International LLC
8.625%, 3/15/21		50	54,375
JMC Steel Group, Inc.
8.25%, 3/15/18 (b)		40	39,600
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (b)		50	54,250
Molycorp, Inc.
10.00%, 6/01/20		50	44,500
Momentive Performance Materials, Inc.
8.875%, 10/15/20		40	41,900
Novelis, Inc./GA
8.75%, 12/15/20		30	32,400
Peabody Energy Corp.
6.00%, 11/15/18		60	59,850
Rain CII Carbon LLC/CII Carbon Corp.
8.00%, 12/01/18 (b)		30	31,050
Ryerson, Inc./Joseph T. Ryerson & Son, Inc.
9.00%, 10/15/17		20	21,175
11.25%, 10/15/18		10	11,050
Smurfit Kappa Treasury Funding Ltd.
7.50%, 11/20/25		20	22,800
Steel Dynamics, Inc.
5.25%, 4/15/23		20	20,150
6.125%, 8/15/19		30	31,950
Thompson Creek Metals Co., Inc.
9.75%, 12/01/17		30	33,675
TPC Group, Inc.
8.75%, 12/15/20 (b)		30	32,775

			907,718

	Principal Amount (000)		U.S. $ Value
Capital Goods - 5.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.00%, 6/30/21 (b)	U.S.$	200	$191,000
BC Mountain LLC/BC Mountain Finance, Inc.
7.00%, 2/01/21 (b)		30	28,800
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer
5.625%, 12/15/16 (b)		30	30,150
6.00%, 6/15/17 (b)		10	9,938
Bombardier, Inc.
6.00%, 10/15/22 (b)		60	58,800
6.125%, 1/15/23 (b)		50	49,250
CNH Industrial Capital LLC
3.625%, 4/15/18		40	39,900
HD Supply, Inc.
7.50%, 7/15/20		60	64,050
Manitowoc Co., Inc. (The)
8.50%, 11/01/20		30	32,850
Masco Corp.
7.125%, 3/15/20		30	35,175
Nuverra Environmental Solutions, Inc.
9.875%, 4/15/18		10	10,212
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.75%, 10/15/20		20	20,400
8.25%, 2/15/21 (a)		100	106,000
9.00%, 4/15/19		100	104,250
RSI Home Products, Inc.
6.875%, 3/01/18 (b)		50	53,000
Sealed Air Corp.
6.875%, 7/15/33 (b)		40	41,000
8.125%, 9/15/19 (b)		20	21,625
Summit Materials LLC/Summit Materials Finance Corp.
10.50%, 1/31/20		30	33,375
TransDigm, Inc.
6.00%, 7/15/22 (b)		30	30,150
6.50%, 7/15/24 (b)		30	30,300
United Rentals North America, Inc.
5.75%, 7/15/18		35	36,592

			1,026,817

Communications - Media - 6.4%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.
5.25%, 2/15/22 (b)		10	9,975
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125%, 2/15/23		40	38,600
5.75%, 1/15/24		83	82,585

	Principal Amount (000)		U.S. $ Value
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, 12/15/21 (b)	U.S.$	30	$28,875
6.375%, 9/15/20 (b)		30	30,900
Clear Channel Communications, Inc.
6.875%, 6/15/18		70	66,850
9.00%, 12/15/19		40	41,050
Clear Channel Worldwide Holdings, Inc. Series B
7.625%, 3/15/20		10	10,500
Crown Media Holdings, Inc.
10.50%, 7/15/19		20	22,200
CSC Holdings LLC
5.25%, 6/01/24 (b)		20	19,150
7.625%, 7/15/18		60	68,250
DISH DBS Corp.
6.75%, 6/01/21		105	115,500
Gannett Co., Inc.
6.375%, 10/15/23 (b)		40	42,200
Hughes Satellite Systems Corp.
7.625%, 6/15/21		50	56,500
Intelsat Jackson Holdings SA
5.50%, 8/01/23		150	144,000
7.25%, 10/15/20		100	105,500
Mediacom Broadband LLC/Mediacom Broadband Corp.
6.375%, 4/01/23		20	20,600
Radio One, Inc.
9.25%, 2/15/20 (b)		20	21,150
RR Donnelley & Sons Co.
7.25%, 5/15/18		50	56,625
Sinclair Television Group, Inc.
6.125%, 10/01/22		30	30,975
Sirius XM Radio, Inc.
5.875%, 10/01/20 (b)		20	20,550
6.00%, 7/15/24 (b)		40	40,200
Starz LLC/Starz Finance Corp.
5.00%, 9/15/19		40	40,600
Time, Inc.
5.75%, 4/15/22 (b)		20	19,800
Univision Communications, Inc.
5.125%, 5/15/23 (b)		10	10,275
6.75%, 9/15/22 (b)		20	21,550
8.50%, 5/15/21 (b)		30	32,400
Videotron Ltd.
5.00%, 7/15/22		75	75,750

			1,273,110

Communications - Telecommunications - 5.2%
CenturyLink, Inc.
Series T
5.80%, 3/15/22		10	10,250
Series U
7.65%, 3/15/42		70	70,000

	Principal Amount (000)		U.S. $ Value
Series W
6.75%, 12/01/23	U.S.$	27	$29,295
Crown Castle International Corp.
4.875%, 4/15/22		20	19,800
Frontier Communications Corp.
7.625%, 4/15/24		55	57,337
7.875%, 1/15/27		10	10,275
9.00%, 8/15/31		30	31,950
Level 3 Communications, Inc.
8.875%, 6/01/19		10	10,800
Level 3 Financing, Inc.
6.125%, 1/15/21(b)		30	31,050
7.00%, 6/01/20		40	42,550
Sprint Capital Corp.
6.875%, 11/15/28		160	156,000
8.75%, 3/15/32		20	22,200
Sprint Communications, Inc.
6.00%, 11/15/22		40	39,400
9.00%, 11/15/18(b)		50	58,625
Sprint Corp.
7.25%, 9/15/21 (b)		30	31,950
7.875%, 9/15/23 (b)		50	53,500
T-Mobile USA, Inc.
6.125%, 1/15/22		20	20,575
6.25%, 4/01/21		50	52,250
6.542%, 4/28/20		55	57,475
6.625%, 4/01/23		45	47,250
Telecom Italia Capital SA
6.375%, 11/15/33		60	60,300
tw telecom holdings, Inc.
6.375%, 9/01/23		10	11,313
WaveDivision Escrow LLC/WaveDivision Escrow Corp.
8.125%, 9/01/20 (b)		10	10,850
Windstream Corp.
7.875%, 11/01/17		40	45,700
8.125%, 9/01/18		50	52,125

			1,032,820

Consumer Cyclical - Automotive - 1.3%
Affinia Group, Inc.
7.75%, 5/01/21		30	30,900
Allison Transmission, Inc.
7.125%, 5/15/19 (b)		10	10,600
Banque PSA Finance SA
4.375%, 4/04/16 (b)		30	31,050
Commercial Vehicle Group, Inc.
7.875%, 4/15/19		20	20,600
Gates Global LLC/Gates Global Co.
6.00%, 7/15/22 (b)		10	9,750
General Motors Financial Co., Inc.
2.63%, 7/10/17		20	19,928
3.25%, 5/15/18		20	19,975
3.50%, 7/10/19		20	19,922
6.75%, 6/01/18		40	45,200
LKQ Corp.
4.75%, 5/15/23		30	28,950

	Principal Amount (000)		U.S. $ Value
Titan International, Inc.
6.875%, 10/01/20	U.S.$	20	$20,300

			257,175

Consumer Cyclical - Entertainment - 0.2%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.375%, 6/01/24 (b)		10	10,000
Live Nation Entertainment, Inc.
7.00%, 9/01/20 (b)		10	10,775
Regal Entertainment Group
5.75%, 3/15/22		20	20,400

			41,175

Consumer Cyclical - Other - 2.5%
Boyd Gaming Corp.
9.00%, 7/01/20		50	53,500
DR Horton, Inc.
6.50%, 4/15/16		60	63,900
Gtech SpA
8.25%, 3/31/66 (b)	EUR	50	71,843
Isle of Capri Casinos, Inc.
7.75%, 3/15/19	U.S.$	30	31,500
Lennar Corp.
Series B
6.50%, 4/15/16		70	74,375
M/I Homes, Inc.
8.625%, 11/15/18		40	42,050
MGM Resorts International
6.625%, 7/15/15		55	57,200
Ryland Group, Inc. (The)
6.625%, 5/01/20		20	21,400
Shea Homes LP/Shea Homes Funding Corp.
8.625%, 5/15/19		30	31,875
Standard Pacific Corp.
8.375%, 5/15/18		30	34,425
Toll Brothers Finance Corp.
4.00%, 12/31/18		10	10,150

			492,218

Consumer Cyclical - Retailers - 1.8%
Asbury Automotive Group, Inc.
8.375%, 11/15/20		20	21,850
Cash America International, Inc.
5.75%, 5/15/18		30	30,975
Chinos Intermediate Holdings A, Inc.
7.75% (7.75% Cash or 8.50% PIK),
5/01/19 (b)(c)		50	48,000
CST Brands, Inc.
5.00%, 5/01/23		80	79,000
Group 1 Automotive, Inc.
5.00%, 6/01/22 (b)		20	19,700
L Brands, Inc.
8.50%, 6/15/19		40	48,200

	Principal Amount (000)		U.S. $ Value
Men’s Wearhouse, Inc. (The)
7.00%, 7/01/22 (b)	U.S.$	30	$31,200
Michaels Stores, Inc.
7.75%, 11/01/18		20	20,850
Murphy Oil USA, Inc.
6.00%, 8/15/23		10	10,525
Neiman Marcus Group Ltd. LLC
8.75% (8.75% Cash or 9.50% PIK),
10/15/21 (b)(c)		10	10,675
Toys R US - Delaware, Inc.
7.375%, 9/01/16 (b)		20	18,600
Wolverine World Wide, Inc.
6.125%, 10/15/20		10	10,675

			350,250

Consumer Non-Cyclical - 7.6%
Air Medical Group Holdings, Inc.
9.25%, 11/01/18		40	41,900
Alere, Inc.
8.625%, 10/01/18		40	41,750
Amsurg Corp.
5.625%, 7/15/22 (b)		10	10,050
Aramark Services, Inc.
5.75%, 3/15/20		10	10,300
Big Heart Pet Brands
7.625%, 2/15/19		20	20,625
Capsugel SA
7.00% (7.00% Cash or 7.75% PIK),
5/15/19 (b)(c)		30	30,225
CHS/Community Health Systems, Inc.
6.875%, 2/01/22(b)		150	153,375
7.125%, 7/15/20		40	42,700
Constellation Brands, Inc.
7.25%, 5/15/17		40	45,000
Endo Finance LLC
5.75%, 1/15/22 (b)		10	9,950
Endo Finance LLC & Endo Finco, Inc.
7.00%, 7/15/19(b)		40	42,100
7.25%, 1/15/22(b)		10	10,575
Envision Healthcare Corp.
5.125%, 7/01/22 (b)		20	19,750
Fresenius Medical Care US Finance, Inc.
6.50%, 9/15/18 (b)		20	22,200
HCA, Inc.
6.50%, 2/15/20		80	86,900
IASIS Healthcare LLC/IASIS Capital Corp.
8.375%, 5/15/19		50	52,875
Jaguar Holding Co. I
9.375% (9.375% Cash or 10.125% PIK),
10/15/17 (b)(c)		50	50,875
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.
9.50%, 12/01/19 (b)		50	54,000
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/01/18		50	55,375

	Principal Amount (000)		U.S. $ Value
Mallinckrodt Fin/SB
5.75%, 8/01/22 (b)	U.S.$	18	$18,090
MPH Acquisition Holdings LLC
6.625%, 4/01/22 (b)		10	10,250
New Albertsons, Inc.
7.45%, 8/01/29		30	27,825
Par Pharmaceutical Cos., Inc.
7.375%, 10/15/20		20	21,350
Pinnacle Merger Sub, Inc.
9.50%, 10/01/23 (b)		50	55,000
Post Holdings, Inc.
7.375%, 2/15/22		40	42,600
Salix Pharmaceuticals Ltd.
6.00%, 1/15/21 (b)		10	10,450
Smithfield Foods, Inc.
5.25%, 8/01/18 (b)		40	41,000
5.875%, 8/01/21 (b)		30	31,500
6.625%, 8/15/22		20	21,600
Spectrum Brands, Inc.
6.625%, 11/15/22		20	21,200
Sun Products Corp. (The)
7.75%, 3/15/21 (b)		20	16,400
Tenet Healthcare Corp.
6.875%, 11/15/31		20	19,200
8.00%, 8/01/20		60	64,050
8.125%, 4/01/22		100	111,750
United Surgical Partners International, Inc.
9.00%, 4/01/20		20	21,700
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20 (b)		40	41,300
6.875%, 12/01/18 (b)		40	41,300
7.00%, 10/01/20 (b)		60	62,700
WellCare Health Plans, Inc.
5.75%, 11/15/20		20	20,400

			1,500,190

Energy – 9.7%
Access Midstream Partners LP/ACMP Finance Corp.
4.875%, 3/15/24		30	30,900
Antero Resources Corp.
5.125%, 12/01/22 (b)		20	19,950
Athlon Holdings LP/Athlon Finance Corp.
7.375%, 4/15/21 (b)		70	74,550
Atwood Oceanics, Inc.
6.50%, 2/01/20		40	42,000
Basic Energy Services, Inc.
7.75%, 2/15/19		30	31,425
Bill Barrett Corp.
7.625%, 10/01/19		20	21,050
Bonanza Creek Energy, Inc.
6.75%, 4/15/21		10	10,400
Chesapeake Energy Corp.
2.50%, 5/15/37		60	63,225
4.875%, 4/15/22		20	19,950
6.875%, 11/15/20		60	67,500

	Principal Amount (000)		U.S. $ Value
Cimarex Energy Co.
4.375%, 6/01/24	U.S.$	20	$20,425
Denbury Resources, Inc.
4.625%, 7/15/23		20	18,700
5.50%, 5/01/22		40	39,300
El Paso LLC
Series G
7.75%, 1/15/32		20	22,100
7.80%, 8/01/31		30	33,000
Energy Transfer Equity LP
5.875%, 1/15/24 (b)		20	20,400
Energy XXI Gulf Coast, Inc.
7.75%, 6/15/19		10	10,400
9.25%, 12/15/17		20	20,900
EP Energy LLC/Everest Acquisition Finance, Inc.
6.875%, 5/01/19		40	41,900
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22 (b)		50	49,437
Hiland Partners LP/Hiland Partners Finance Corp.
5.50%, 5/15/22 (b)		10	9,950
7.25%, 10/01/20 (b)		40	42,700
Hornbeck Offshore Services, Inc.
5.875%, 4/01/20		30	30,300
Jones Energy Holdings LLC/Jones Energy Finance Corp.
6.75%, 4/01/22 (b)		30	31,200
Key Energy Services, Inc.
6.75%, 3/01/21		40	40,800
Kinder Morgan Finance Co. LLC
5.70%, 1/05/16		90	94,387
Kodiak Oil & Gas Corp.
5.50%, 2/01/22		20	21,100
Laredo Petroleum, Inc.
7.375%, 5/01/22		30	32,700
Legacy Reserves LP/Legacy Reserves Finance Corp.
6.625%, 12/01/21		5	5,013
6.625%, 12/01/21(b)		5	5,013
8.00%, 12/01/20		10	10,650
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19		120	121,800
Memorial Resource Development Corp.
5.875%, 7/01/22 (b)		10	9,725
Oasis Petroleum, Inc.
6.875%, 3/15/22 (b)		30	32,475
Offshore Group Investment Ltd.
7.50%, 11/01/19		30	30,900
Pacific Drilling SA
5.375%, 6/01/20 (b)		50	47,625
Paragon Offshore PLC
7.25%, 8/15/24 (b)		60	57,150
PHI, Inc.
5.25%, 3/15/19 (b)		20	20,100

	Principal Amount (000)		U.S. $ Value
Precision Drilling Corp.
6.50%, 12/15/21	U.S.$	20	$21,250
QEP Resources, Inc.
5.375%, 10/01/22		80	81,400
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		30	28,575
5.00%, 10/01/22		35	34,562
5.50%, 4/15/23		20	20,200
Rosetta Resources, Inc.
5.875%, 6/01/24		20	20,400
Sabine Pass Liquefaction LLC
5.625%, 2/01/21		100	103,500
5.75%, 5/15/24 (b)		100	101,500
Sanchez Energy Corp.
6.125%, 1/15/23 (b)		10	9,975
7.75%, 6/15/21		20	21,700
Seven Generations Energy Ltd.
8.25%, 5/15/20 (b)		40	43,300
SM Energy Co.
5.00%, 1/15/24		20	19,700
Southern Star Central Corp.
5.12%, 7/15/22		20	20,000
Tervita Corp.
8.00%, 11/15/18 (b)		30	30,900
10.875%, 2/15/18 (b)		20	20,200
W&T Offshore, Inc.
8.50%, 6/15/19		30	31,950
Whiting Petroleum Corp.
5.00%, 3/15/19		20	20,950

			1,931,162

Other Industrial - 1.0%
General Cable Corp.
5.75%, 10/01/22 (a)		20	20,050
Interline Brands, Inc.
10.00%, 11/15/18 (c)		30	31,650
Laureate Education, Inc.
9.25%, 9/01/19 (b)		50	50,000
Modular Space Corp.
10.25%, 1/31/19 (b)		30	30,900
New Enterprise Stone & Lime Co., Inc.
11.00%, 9/01/18		30	28,950
13.00% (5.00% Cash and 8.00% PIK),
3/15/18 (c)		20	22,350
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 5/15/18 (b)		20	20,950

			204,850

Services - 0.7%
ADT Corp. (The)
4.13%, 4/15/19		20	19,750
6.25%, 10/15/21		20	20,700

	Principal Amount (000)		U.S. $ Value
Mobile Mini, Inc.
7.875%, 12/01/20	U.S.$	20	$21,400
Sabre GLBL, Inc.
8.50%, 5/15/19 (b)		30	32,475
ServiceMaster Co. (The)
7.00%, 8/15/20		10	10,225
8.00%, 2/15/20		10	10,575
Travelport LLC/Travelport Holdings, Inc.
13.875% (11.375% Cash and 2.50%
PIK), 3/01/16 (b)(c)		20	20,180

			135,305

Technology - 5.3%
Audatex North America, Inc.
6.00%, 6/15/21 (b)		10	10,475
6.125%, 11/01/23 (b)		10	10,450
Avaya, Inc.
7.00%, 4/01/19 (b)		35	34,213
10.50%, 3/01/21 (b)		70	61,775
Blackboard, Inc.
7.75%, 11/15/19 (b)		20	20,250
BMC Software Finance, Inc.
8.125%, 7/15/21 (b)		45	44,775
Brightstar Corp.
9.50%, 12/01/16 (b)		90	95,400
CDW Corp./DE
6.00%, 8/15/22		13	13,000
CDW LLC/CDW Finance Corp.
8.00%, 12/15/18		20	21,200
8.50%, 4/01/19		60	63,750
Ceridian HCM Holding, Inc.
11.00%, 3/15/21 (b)		40	45,600
Ceridian LLC
8.875%, 7/15/19 (b)		20	22,100
CommScope, Inc.
5.50%, 6/15/24 (b)		10	9,950
First Data Corp.
6.75%, 11/01/20 (b)		20	21,100
7.375%, 6/15/19 (b)		80	84,400
8.25%, 1/15/21 (b)		20	21,400
11.75%, 8/15/21		30	35,025
12.625%, 1/15/21		45	53,606
Infor Software Parent LLC/Infor Software Parent, Inc.
7.125% (7.125% Cash or 7.875% PIK),
5/01/21 (b)(c)		20	19,800
Infor US, Inc.
9.375%, 4/01/19		20	21,850
Iron Mountain, Inc.
5.75%, 8/15/24		30	30,000
Micron Technology, Inc.
5.50%, 2/01/25 (b)		26	25,870
Numericable Group SA
6.00%, 5/15/22 (b)		200	201,000

	Principal Amount (000)		U.S. $ Value
Sensata Technologies BV
6.50%, 5/15/19 (b)	U.S.$	40	$42,200
SunGard Data Systems, Inc.
7.625%, 11/15/20		40	42,300

			1,051,489

Transportation - Airlines - 0.1%
Air Canada
8.75%, 4/01/20 (b)		20	22,006

Transportation - Services - 0.3%
Hertz Corp. (The)
5.875%, 10/15/20		20	20,450
6.75%, 4/15/19		40	41,800

			62,250

			10,288,535

Financial Institutions - 6.9%
Banking - 2.4%
Ally Financial, Inc.
8.00%, 11/01/31		30	37,425
Banco Espirito Santo SA
3.875%, 1/21/15	EUR	50	63,074
Bank of America Corp.
Series U
5.20%, 6/01/23 (d)	U.S.$	30	28,125
BBVA International Preferred SAU
4.952%, 9/20/16 (b) (d)	EUR	50	67,957
Citigroup, Inc.
5.95%, 1/30/23 (d)	U.S.$	30	29,910
Ht1 Funding Gmbh
6.35%, 6/30/17	EUR	40	54,901
Lloyds Banking Group PLC
6.66%, 5/31/27 (b) (d)	U.S.$	10	11,025
RBS Capital Trust C
4.243%, 1/12/16 (d)	EUR	40	53,428
Societe Generale SA
5.922%, 4/05/17 (b) (d)	U.S.$	100	106,625
Zions Bancorporation
5.80%, 6/15/23 (d)		20	19,225

			471,695

Brokerage - 0.4%
E*TRADE Financial Corp.
6.375%, 11/15/19		30	31,875
6.75%, 6/01/16		20	21,500
GFI Group, Inc.
10.375%, 7/19/18 (a)		20	24,550

			77,925

Finance - 2.7%
CIT Group, Inc.
5.25%, 3/15/18		95	100,225

	Principal Amount (000)		U.S. $ Value
Creditcorp
12.00%, 7/15/18 (b)	U.S.$	20	$21,200
Enova International, Inc.
9.75%, 6/01/21 (b)		10	10,100
International Lease Finance Corp.
5.875%, 4/01/19		60	63,750
8.25%, 12/15/20		55	66,138
8.75%, 3/15/17 (a)		20	22,700
8.875%, 9/01/17		40	46,000
Navient LLC
4.625%, 9/25/17		20	20,620
4.875%, 6/17/19		50	50,375
8.00%, 3/25/20		70	79,100
NRG Yield Operating LLC
5.37%, 8/15/24		15	15,000
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 9/15/18 (b)		40	42,450

			537,658

Insurance - 0.6%
American Equity Investment Life Holding Co.
6.625%, 7/15/21		30	31,950
Hartford Financial Services Group, Inc. (The)
8.125%, 6/15/38		40	47,200
Hockey Merger Sub 2, Inc.
7.875%, 10/01/21 (b)		20	20,500
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (b)		20	23,700

			123,350

Other Finance - 0.8%
ACE Cash Express, Inc.
11.00%, 2/01/19 (b)		10	7,850
CNG Holdings, Inc./OH
9.375%, 5/15/20 (b)		30	23,700
FTI Consulting, Inc.
6.75%, 10/01/20		30	31,650
Gardner Denver, Inc.
6.875%, 8/15/21 (b)		30	30,225
Harbinger Group, Inc.
7.75%, 1/15/22		10	10,175
7.875%, 7/15/19		20	21,700
Speedy Group Holdings Corp.
12.00%, 11/15/17 (b)		30	30,000

			155,300

			1,365,928

Utility - 1.8%
Electric - 1.8%
AES Corp./VA
4.875%, 5/15/23		20	18,850
7.375%, 7/01/21		30	34,200

	Principal Amount (000)		U.S. $ Value
Calpine Corp.
5.875%, 1/15/24 (b)	U.S.$	45	$46,912
FirstEnergy Corp.
Series A
2.75%, 3/15/18		20	20,112
Series C
7.375%, 11/15/31		20	23,571
GenOn Energy, Inc.
7.875%, 6/15/17		40	41,200
9.50%, 10/15/18		60	62,700
NRG Energy, Inc.
7.875%, 5/15/21		50	54,250
PPL Energy Supply LLC
4.60%, 12/15/21		20	18,972
6.50%, 5/01/18		10	10,774
RJS Power Holdings LLC
5.125%, 7/15/19 (b)		30	29,550

			361,091

Non Corporate Sectors - 0.2%
Agencies - Not Government Guaranteed - 0.2%
CITGO Petroleum Corp.
6.25%, 8/15/22 (b)		29	29,870

Total Corporates - Non-Investment Grades (cost $12,211,389)			12,045,424

CORPORATES - INVESTMENT GRADES - 5.5%
Financial Institutions - 5.0%
Banking - 3.7%
ABN AMRO Bank NV
4.31%, 3/10/16 (d)	EUR	50	68,124
Barclays Bank PLC
6.86%, 6/15/32 (b) (d)	U.S.$	30	33,450
BNP Paribas SA
5.186%, 6/29/15 (b) (d)		50	51,000
Credit Agricole SA
7.589%, 1/30/20 (d)	GBP	50	93,922
Credit Suisse AG
6.50%, 8/08/23 (b)	U.S.$	200	220,662
JPMorgan Chase & Co.
Series Q
5.15%, 5/01/23 (d)		20	18,912
Series R
6.00%, 8/01/23 (d)		20	20,300
Series S
6.75%, 2/01/24 (d)		10	10,675
Nationwide Building Society
6.00%, 12/15/16 (d)	GBP	40	70,569
Standard Chartered PLC
6.409%, 1/30/17 (b) (d)	U.S.$	100	108,125
Wells Fargo & Co.
Series S
5.90%, 6/15/24 (d)		20	20,950

	Principal Amount (000)		U.S. $ Value
Zions Bancorporation
5.65%, 11/15/23	U.S.$	10	$10,658

			727,347

Finance - 0.5%
Aviation Capital Group Corp.
4.625%, 1/31/18 (b)		10	10,583
GE Capital Trust III
6.50%, 9/15/67 (b)	GBP	50	89,923

			100,506

Insurance - 0.6%
Mitsui Sumitomo Insurance Co., Ltd.
7.00%, 3/15/22	U.S.$	50	59,152
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (b)		20	30,910
Prudential Financial, Inc.
5.625%, 6/15/43		40	42,800

			132,862

REITS - 0.2%
Senior Housing Properties Trust
6.75%, 12/15/21		30	34,953

			995,668

Industrial - 0.5%
Basic - 0.3%
Plains Exploration & Production Co.
6.75%, 2/01/22		50	56,500

Communications - Telecommunications - 0.1%
Embarq Corp.
7.995%, 6/01/36		30	32,775

Consumer Non-Cyclical - 0.1%
Forest Laboratories, Inc.
5.00%, 12/15/21		10	10,890

			100,165

Total Corporates - Investment Grades (cost $1,102,502)			1,095,833

	Shares
PREFERRED STOCKS - 2.0%
Financial Institutions - 2.0%
Banking - 1.5%
GMAC Capital Trust I
8.125%		2,000	54,360
Goldman Sachs Group, Inc. (The)
Series J
5.50%		2,000	47,920
Morgan Stanley
6.875%		3,000	79,830

Company	Shares		U.S. $ Value
Royal Bank of Scotland Group PLC
Series M
6.40%		2,000	$48,940
State Street Corp.
Series D
5.90%		675	17,395
US Bancorp/MN
Series F
6.50%		2,000	56,720

			305,165

REITS - 0.5%
Health Care REIT, Inc.
Series J
6.50%		1,000	25,920
Kimco Realty Corp.
Series I
6.00%		1,000	24,560
National Retail Properties, Inc.
Series D
6.625%		1,000	25,150
Public Storage
Series W
5.20%		1,000	22,470

			98,100

Total Preferred Stocks (cost $406,022)			403,265

COMMON STOCKS - 2.0%
ADT Corp. (The)		650	22,620
Air Canada		680	5,968
Beazer Homes USA, Inc.		830	12,741
Community Health Systems, Inc.		270	12,879
Crown Castle International Corp.		480	35,606
General Motors Co.		630	21,307
Isle of Capri Casinos, Inc.		1,650	13,051
Las Vegas Sands Corp.		450	33,232
LifePoint Hospitals, Inc. (e)		720	51,638
LyondellBasell Industries NV - Class A		220	23,375
Nortek, Inc. (e)		280	22,336
Orbitz Worldwide, Inc. (e)		4,200	37,170
Salix Pharmaceuticals Ltd.		180	23,744
SBA Communications Corp. - Class A (e)		520	55,604
Townsquare Media, Inc. (e)		2,600	28,470

Total Common Stocks (cost $395,494)			399,741

	Principal Amount (000)
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.6%
GSE Risk Share Floating Rate - 1.4%
Fannie Mae Connecticut Avenue Securities
Series 2013-C01, Class M2
5.405%, 10/25/23 (f)	U.S.$	50	57,951

	Principal Amount (000)		U.S. $ Value
Series 2014-C01, Class M2
4.555%, 1/25/24 (f)	U.S.$	50	$55,037
Federal National Mortgage Association
Series 2014-C02, Class 2M2
2.755%, 5/25/24 (f)		50	48,078
Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
7.305%, 7/25/23 (f)		50	64,177
Series 2013-DN2, Class M2
4.405%, 11/25/23 (f)		50	53,843

			279,086

Non-Agency Fixed Rate - 0.2%
Alternative Loan Trust
Series 2006-28CB, Class A14
6.25%, 10/25/36		35	30,289

Total Collateralized Mortgage Obligations (cost $317,317)			309,375

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.2%
Non-Agency Fixed Rate CMBS - 1.2%
CGCMT 2014-GC23 D
4.66%, 7/10/47		50	46,910
GS Mortgage Securities Trust
Series 2014-GC18, Class D
4.95%, 1/10/47 (b)		100	96,379
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17, Class D
4.89%, 1/15/47 (b)		100	97,410

Total Commercial Mortgage-Backed Securities (cost $243,145)			240,699

BANK LOANS - 1.1%
Utility - 0.8%
Electric - 0.8%
Energy Future Intermediate Holding Company LLC (EFIH Finance Inc.)
4.25%, 6/19/16 (f)		150	149,907

Industrial - 0.3%
Consumer Cyclical - Automotive - 0.1%
TI Group Automotive Systems, LLC
4.25%, 3/28/19 (f)		30	29,906

Consumer Non-Cyclical - 0.1%
Grifols Worldwide Operations Limited
3.16%, 2/27/21 (f)		10	9,948

Other Industrial - 0.1%
Atkore International, Inc.
7.75%, 10/09/21 (f)		25	24,844

			64,698

Total Bank Loans (cost $216,161)			214,605

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - CORPORATE BONDS - 0.5%
Industrial - 0.5%
Consumer Non-Cyclical - 0.5%
Marfrig Overseas Ltd. 9.50%, 5/04/20 (b) (cost $107,639)	U.S.$	100	$105,970

GOVERNMENTS - SOVEREIGN BONDS - 0.4%
Hungary - 0.4%
Hungary Government International Bond 6.375%, 3/29/21 (cost $68,428)		60	68,400

GOVERNMENTS - TREASURIES - 0.2%
Brazil - 0.2%
Brazil Notas do Tesouro Nacional Series F 10.00%, 1/01/17 (cost $48,589)	BRL	110	46,969

EMERGING MARKETS - SOVEREIGNS - 0.2%
Argentina - 0.1%
Argentina Boden Bonds
7.00%, 10/03/15	U.S.$	30	28,216

Venezuela - 0.1%
Venezuela Government International Bond
9.25%, 9/15/27		20	16,800

Total Emerging Markets - Sovereigns (cost $46,417)			45,016

AGENCIES - 0.2%
Agency Subordinated - 0.2%
Ally Financial, Inc. 8.00%, 12/31/18 (cost $29,375)		25	29,250

	Contracts
OPTIONS PURCHASED - CALLS - 0.1%
Options on Indices - 0.1%
CBOE Volatility Index
Expiration: Sep 2014, Exercise Price: $ 16.00 (e)(g)		73	12,775
Options on Funds and Investment Trusts - 0.0%
S&P 500 Index Trust
Expiration: Aug 2014, Exercise Price: $ 2,020.00 (e)(g)		5	163

Total Options Purchased - Calls (cost $8,730)			12,938

Company	Shares	U.S. $ Value
WARRANTS - 0.0%
Peugeot SA, expiring 4/29/17 (e) (cost $5,349)	2,300	$5,497

	Contracts
OPTIONS PURCHASED - PUTS - 0.0%
Options on Indices - 0.0%
SPDR S&P 500 ETF Trust
Expiration: Aug 2014, Exercise Price: $ 183.00 (e)(g)	67	3,350
Options on Forward Contracts - 0.0%
AUD/USD
Expiration: Aug 2014, Exercise Price: AUD 0.91 (e)	4,275,000	2,070

Total Options Purchased - Puts (cost $6,001)		5,420

	Shares
SHORT-TERM INVESTMENTS - 27.9%
Investment Companies - 27.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.08% (h)(i) (cost $5,402,593)	5,402,593	5,402,593

	Principal Amount (000)
Time Deposit - 0.6%
Wells Fargo, Grand Cayman 0.03%, 8/01/14 (cost $121,174)	$121	121,174

Total Short-Term Investments (cost $5,523,767)		5,523,767

Total Investments - 103.7% (cost $20,736,325) (j)		20,552,169
Other assets less liabilities - (3.7)%		(740,153)

Net Assets - 100.0%		$19,812,016

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	USD	50	TRY	104	8/14/14	$(1,189)
Brown Brothers Harriman & Co.	USD	50	ZAR	525	8/14/14	(1,034)
Brown Brothers Harriman & Co.	GBP	58	USD	98	8/21/14	524
Brown Brothers Harriman & Co.	CAD	114	USD	106	8/28/14	1,152

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	EUR	380	USD	513	8/28/14	$4,063
Brown Brothers Harriman & Co.	JPY	10,143	USD	100	9/05/14	1,017
Brown Brothers Harriman & Co.	USD	100	MXN	1,292	9/05/14	(2,084)
Brown Brothers Harriman & Co.	USD	50	SEK	341	9/05/14	(545)
Deutsche Bank AG	BRL	202	USD	91	8/04/14	1,431
Deutsche Bank AG	USD	89	BRL	202	8/04/14	(53)
Deutsche Bank AG	USD	50	IDR	574,707	8/08/14	(361)
Deutsche Bank AG	USD	90	BRL	202	9/03/14	(1,487)
Goldman Sachs Bank USA	GBP	155	USD	264	8/21/14	2,809
Royal Bank of Scotland	BRL	202	USD	89	8/04/14	53
Royal Bank of Scotland	USD	91	BRL	202	8/04/14	(1,488)
UBS AG	BRL	86	USD	38	9/03/14	343

						$3,151

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
Call - CBOE Volatility Index	73	$21.00	September 2014	$3,063	$(6,570)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2014	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Bank of America, NA:
KB Home, 9.10% 9/15/17 9/20/19*	5.00%	3.22%		$30	$2,621	$2,446	$175
Goldman Sachs International:
NXP BV, 5.75% 12/15/18, 9/20/19*	5.00	2.08	EUR	40	7,881	7,533	348
Goldman Sachs USA:
Convatec Healthcare E.S.A, 10.875% 12/15/18, 9/20/19*	5.00	2.00		50	10,137	10,289	(152)
Morgan Stanley & Co. International PLC:
AK Steel Corp., 7.625% 5/15/20, 9/20/19*	5.00	4.61		$30	691	376	315

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2014	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
American Axle & Manufacturing, 6.625% 10/15/22, 9/20/19*	5.00%	2.76%		$50	$5,560	$5,705	$(145)
Amkor Technology, Inc., 7.375% 5/01/18, 9/20/19*	5.00	2.96		20	2,028	2,383	(355)
Avis Budget Car Rental, LLC, 8.250% 1/15/19, 9/20/19*	5.00	2.47		40	5,016	5,237	(221)
DISH DBS Corporation, 6.75% 6/01/21, 9/20/19*	5.00	2.12		160	22,801	23,462	(661)
Freescale Semiconductor, Inc., 8.050% 2/01/20, 9/20/19*	5.00	3.30		80	6,812	7,659	(847)
Goodyear Tire & Rubber Co., 7.00% 3/15/28, 9/20/19*	5.00	2.68		60	6,879	7,210	(331)
HCA, Inc., 8.00% 10/01/18, 9/20/19*	5.00	2.28		280	37,668	36,951	717
Levi Strauss & Co., 7.625% 5/15/20, 9/20/19*	5.00	2.60		50	5,950	6,212	(262)
MGM Resorts International, 7.625% 1/15/17, 9/20/19*	5.00	2.68		160	18,344	17,853	491
Sanmina Corp., 7.00% 5/15/19, 9/20/19*	5.00	2.97		40	4,025	3,771	254
Telecome Italia SPA, 5.375% 1/29/19, 9/20/19*	1.00	1.86	EUR	80	(4,351)	(4,643)	292
U.S. Steel Corp., 6.65% 6/01/37, 9/20/19*	5.00	3.30		$40	3,377	2,335	1,042

					$135,439	$134,779	$660

*	Termination date

(a)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2014.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, the aggregate market value of these securities amounted to $5,139,641 or 25.9% of net assets.
(c)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2014.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Non-income producing security.
(f)	Floating Rate Security. Stated interest rate was in effect at July 31, 2014.
(g)	One contract relates to 100 shares.
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(j)	As of July 31, 2014, the cost basis of investment securities owned was sub stantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $26,672 and gross unrealized depreciation of investments was $(210,828), resulting in net unrealized depreciation of $(184,156).

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
MXN	-	Mexican Peso
SEK	-	Swedish Krona
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust
SPDR	-	Standard & Poor’s Depository Receipt

AllianceBernstein Bond Fund, Inc. - AllianceBernstein High Yield Portfolio

July 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Other fixed-income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2014:

Investments in Securities	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grades	$	– 0	–	$11,986,449		$58,975		$12,045,424
Corporates - Investment Grades		– 0	–	1,095,833		– 0	–	1,095,833
Preferred Stocks		403,265		– 0	–	– 0	–	403,265
Common Stocks		399,741		– 0	–	– 0	–	399,741
Collateralized Mortgage Obligations		– 0	–	– 0	–	309,375		309,375
Commercial Mortgage-Backed Securities		– 0	–	– 0	–	240,699		240,699
Bank Loans		– 0	–	– 0	–	214,605		214,605
Emerging Markets - Corporate Bonds		– 0	–	105,970		– 0	–	105,970
Governments - Sovereign Bonds		– 0	–	68,400		– 0	–	68,400
Governments - Treasuries		– 0	–	46,969		– 0	–	46,969
Emerging Markets - Sovereigns		– 0	–	45,016		– 0	–	45,016
Agencies		– 0	–	29,250		– 0	–	29,250
Options Purchased - Calls		– 0	–	12,938		– 0	–	12,938
Warrants		5,497		– 0	–	– 0	–	5,497
Options Purchased - Puts		– 0	–	5,420		– 0	–	5,420
Short - Term Investments:
Investment Companies		5,402,593		– 0	–	– 0	–	5,402,593
Time Deposits		– 0	–	121,174		– 0	–	121,174

Total Investments in Securities		6,211,096		13,517,419		823,654		20,552,169
Other Financial Instruments*:
Assets
Credit Default Swaps		– 0	–	3,634		– 0	–	3,634
Forward Currency Exchange Contracts		– 0	–	11,392		– 0	–	11,392
Liabilities
Credit Default Swaps		– 0	–	(2,974)		– 0	–	(2,974)
Forward Currency Exchange Contracts		– 0	–	(8,241)		– 0	–	(8,241)
Call Options Written		– 0	–	(6,570)		– 0	–	(6,570)

Total^		$6,211,096		$13,514,660		$823,654		$20,549,410

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grades			Collateralized Mortgage Obligations			Commercial Mortgage-Backed Securities			Bank Loans
Balance as of 7/15/14 (a)	$	– 0	–	$	– 0	–	$	– 0	–	$	– 0	–
Accrued discounts/ (premiums)		(6)			(224)			4			(1)
Realized gain (loss)		– 0	–		– 0	–		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		81			(7,942)			(2,446)			(1,556)
Purchases		58,900			317,541			243,141			216,162
Sales/Paydowns		– 0	–		– 0	–		– 0	–		– 0	–
Transfers into Level 3		– 0	–		– 0	–		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–		– 0	–		– 0	–

Balance as of 7/31/14		$58,975			$309,375			$240,699			$214,605

Net change in unrealized appreciation/depreciation from investments held as of 7/31/14		$81			$(7,942)			$(2,446)			$(1,556)

	Totals
Balance as of 7/15/14 (a)	$	– 0	–
Accrued discounts/ (premiums)		(227)
Realized gain (loss)		– 0	–
Change in unrealized appreciation/depreciation		(11,863)
Purchases		835,744
Sales/Paydowns		– 0	–
Transfers into Level 3		– 0	–
Transfers out of Level 3		– 0	–

Balance as of 7/31/14		$823,654	+

Net change in unrealized appreciation/depreciation from investments held as of 7/31/14		$(11,863)

(a)	Commencement of operations.
+	There were no transfers into or out of Level 3 during the period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at July 31, 2014:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 7/31/2014	Valuation Technique	Unobservable Input	Range/ Weighted Average
Corporates—Non-Investment Grades	$30,975	Third Party Vendor	Evaluated Quotes	$103.25/N/A
	$28,000	Qualitative Assessment	Transaction Price	$100.00/N/A
Collateralized Mortgage Obligations	$309,375	Third Party Vendor	Evaluated Quotes	$87.05 – $128.35/$100.13
Commercial Mortgage-Backed Securities	$193,789	Third Party Vendor	Evaluated Quotes	$96.38 – $97.41/$96.90
	$46,910	Qualitative Assessment	Transaction Price	$93.82/N/A
Bank Loans	$214,605	Third Party Vendor	Evaluated Quotes	$99.38 – $99.94/$99.82

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Bond Fund-Intermediate Bond Portfolio

Portfolio of Investments

July 31, 2014 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADES - 24.0%
Industrial - 12.6%
Basic - 1.9%
Basell Finance Co. BV
8.10%, 3/15/27 (a)	U.S.$	405	$542,438
Cia Minera Milpo SAA
4.625%, 3/28/23 (a)		598	596,657
Gerdau Trade, Inc.
4.75%, 4/15/23 (a)		396	388,182
5.75%, 1/30/21 (a)		107	113,420
Glencore Funding LLC
4.125%, 5/30/23 (a)		286	285,336
International Paper Co.
3.65%, 6/15/24		198	195,472
4.75%, 2/15/22		235	256,004
LyondellBasell Industries NV
5.75%, 4/15/24		766	899,312
Minsur SA
6.25%, 2/07/24 (a)		907	984,428
Rio Tinto Finance USA PLC
2.875%, 8/21/22		568	553,573
3.50%, 3/22/22		242	248,095
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (a)		562	531,756
Vale SA
5.625%, 9/11/42		307	301,453
Yamana Gold, Inc.
4.95%, 7/15/24 (a)		724	724,170

			6,620,296

Capital Goods - 0.4%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (a)		541	524,607
Owens Corning
6.50%, 12/01/16 (b)		955	1,059,419

			1,584,026

Communications - Media - 2.2%
21st Century Fox America, Inc.
6.15%, 3/01/37-2/15/41		893	1,055,761
6.55%, 3/15/33		142	175,713
CBS Corp.
5.75%, 4/15/20		710	815,952
8.875%, 5/15/19		530	676,930
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22		252	258,260
4.45%, 4/01/24		349	365,562
4.60%, 2/15/21		565	614,175
5.20%, 3/15/20		97	108,225
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (a)(c)		431	459,230
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (a)(d)		604	628,915

	Principal Amount (000)		U.S. $ Value
Time Warner Cable, Inc.
5.00%, 2/01/20	U.S.$	740	$823,628
Time Warner, Inc.
4.70%, 1/15/21		600	660,242
7.625%, 4/15/31		154	209,567
Viacom, Inc.
3.875%, 4/01/24		503	505,712
5.625%, 9/15/19		240	274,202

			7,632,074

Communications - Telecommunications - 1.7%
American Tower Corp.
5.05%, 9/01/20		1,185	1,307,730
AT&T, Inc.
5.35%, 9/01/40		233	252,959
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (a)		500	523,592
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	130	124,033
Telefonica Emisiones SAU
5.462%, 2/16/21	U.S.$	520	585,361
Verizon Communications, Inc.
5.15%, 9/15/23		1,034	1,144,303
6.55%, 9/15/43		1,625	2,040,758

			5,978,736

Consumer Cyclical - Automotive - 0.4%
Ford Motor Credit Co. LLC
5.875%, 8/02/21		1,291	1,503,527

Consumer Cyclical - Other - 0.2%
Host Hotels & Resorts LP
5.25%, 3/15/22		545	602,477

Consumer Non-Cyclical - 0.8%
Actavis Funding SCS
3.85%, 6/15/24 (a)		238	237,489
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		130	135,279
Grupo Bimbo SAB de CV
3.875%, 6/27/24 (a)		538	534,170
Kroger Co. (The)
3.40%, 4/15/22		916	924,047
Reynolds American, Inc.
3.25%, 11/01/22		616	592,793
Thermo Fisher Scientific, Inc.
4.15%, 2/01/24		383	397,274

			2,821,052

Energy - 3.6%
DCP Midstream LLC
5.35%, 3/15/20 (a)		396	435,416
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		292	291,435
Encana Corp.
3.90%, 11/15/21		415	438,240

	Principal Amount (000)		U.S. $ Value
Energy Transfer Partners LP
6.70%, 7/01/18	U.S.$	411	$477,725
7.50%, 7/01/38		237	306,147
Enterprise Products Operating LLC
5.20%, 9/01/20		235	266,547
Hess Corp.
7.875%, 10/01/29		85	116,539
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		1,460	1,466,265
4.15%, 3/01/22		339	348,061
Nabors Industries, Inc.
5.10%, 9/15/23		630	690,832
Noble Energy, Inc.
8.25%, 3/01/19		1,232	1,537,052
Noble Holding International Ltd.
3.95%, 3/15/22		305	312,328
4.90%, 8/01/20		108	117,955
Reliance Holding USA, Inc.
5.40%, 2/14/22 (a)		636	690,074
Rio Oil Finance Trust Series 2014-1
6.25%, 7/06/24 (a)		403	417,609
Sunoco Logistics Partners Operations LP
5.30%, 4/01/44		460	476,201
TransCanada PipeLines Ltd.
6.35%, 5/15/67		831	865,902
Transocean, Inc.
6.375%, 12/15/21		4	4,560
6.50%, 11/15/20		855	973,249
Valero Energy Corp.
6.125%, 2/01/20		770	898,717
Weatherford International Ltd./Bermuda
9.625%, 3/01/19		605	785,821
Williams Partners LP
5.25%, 3/15/20		733	819,309

			12,735,984

Technology - 0.8%
Agilent Technologies, Inc.
5.00%, 7/15/20		217	236,925
Hewlett-Packard Co.
4.65%, 12/09/21		266	288,771
Motorola Solutions, Inc.
3.50%, 3/01/23		794	766,193
7.50%, 5/15/25		30	37,982
Seagate HDD Cayman
4.75%, 1/01/25 (a)		336	330,960
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		76	79,070
Tencent Holdings Ltd.
3.375%, 5/02/19 (a)		517	524,968
Total System Services, Inc.
2.375%, 6/01/18		344	341,733
3.75%, 6/01/23		350	340,967

			2,947,569

	Principal Amount (000)		U.S. $ Value
Transportation - Services - 0.6%
Asciano Finance Ltd.
3.125%, 9/23/15(a)	U.S.$	753	$767,904
5.00%, 4/07/18(a)		722	780,800
Ryder System, Inc.
5.85%, 11/01/16		383	419,885

			1,968,589

			44,394,330

Financial Institutions - 10.4%
Banking - 6.7%
ABN AMRO Bank NV
4.31%, 3/10/16 (d)	EUR	340	463,244
Bank of America Corp.
2.60%, 1/15/19	U.S.$	1,053	1,058,430
4.875%, 4/01/44		903	929,258
Barclays Bank PLC
6.625%, 3/30/22(a)	EUR	605	1,007,546
6.86%, 6/15/32 (a)(d)	U.S.$	129	143,835
BNP Paribas SA
4.73%, 4/12/16 (a)(d)	EUR	500	690,448
5.186%, 6/29/15 (a)(d)	U.S.$	297	302,940
BPCE SA
5.70%, 10/22/23 (a)		737	802,151
Compass Bank
5.50%, 4/01/20		1,339	1,460,442
Countrywide Financial Corp.
6.25%, 5/15/16		62	67,319
Credit Suisse AG
6.50%, 8/08/23 (a)		794	876,028
Danske Bank A/S
5.684%, 2/15/17 (d)	GBP	230	407,724
Deutsche Bank AG
4.296%, 5/24/28	U.S.$	1,315	1,262,400
Goldman Sachs Group, Inc. (The)
4.00%, 3/03/24		861	868,765
Series D
6.00%, 6/15/20		1,430	1,655,485
Intesa Sanpaolo SpA
5.017%, 6/26/24 (a)		569	562,900
JPMorgan Chase & Co.
3.625%, 5/13/24		886	885,890
Macquarie Bank Ltd.
5.00%, 2/22/17 (a)		282	305,896
Macquarie Group Ltd.
4.875%, 8/10/17 (a)		668	723,990
Mizuho Financial Group Cayman 3 Ltd.
4.60%, 3/27/24 (a)		812	844,296
Morgan Stanley
5.625%, 9/23/19		478	543,932
Series G
5.50%, 7/24/20		590	669,146
Murray Street Investment Trust I
4.647%, 3/09/17		125	134,529

	Principal Amount (000)		U.S. $ Value
National Capital Trust II Delaware
5.486%, 3/23/15 (a)(d)	U.S.$	372	$379,440
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (a)(d)		430	452,575
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)		1,024	1,190,400
Skandinaviska Enskilda Banken AB
5.471%, 3/23/15 (a)(d)		249	251,490
Series E
7.092%, 12/21/17 (d)	EUR	805	1,238,284
Standard Chartered PLC
4.00%, 7/12/22 (a)	U.S.$	1,310	1,349,994
Turkiye Garanti Bankasi AS
4.75%, 10/17/19 (a)		316	318,255
UBS AG/Stamford CT
7.625%, 8/17/22		620	737,148
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (a)		563	613,705
Wells Fargo Bank NA
Series BKN1
6.18%, 2/15/36		456	553,636

			23,751,521

Finance - 0.5%
Aviation Capital Group Corp.
7.125%, 10/15/20 (a)		552	638,947
General Electric Capital Corp.
Series A
7.125%, 6/15/22 (d)		1,000	1,170,000

			1,808,947

Insurance - 2.5%
American International Group, Inc.
6.40%, 12/15/20		680	814,844
8.175%, 5/15/58		940	1,298,375
Coventry Health Care, Inc.
6.125%, 1/15/15		115	117,876
Guardian Life Insurance Co. of America (The)
7.375%, 9/30/39 (a)		542	744,928
Hartford Financial Services Group, Inc. (The)
4.00%, 3/30/15		280	286,419
5.50%, 3/30/20		726	825,496
Humana, Inc.
6.45%, 6/01/16		130	142,540
Lincoln National Corp.
8.75%, 7/01/19		361	464,030
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		699	884,235
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		246	380,200
Prudential Financial, Inc.
5.625%, 6/15/43		920	984,400

	Principal Amount (000)		U.S. $ Value
Swiss Reinsurance Co. via ELM BV
5.252%, 5/25/16 (a)(d)	EUR	850	$1,192,257
ZFS Finance USA Trust V
6.50%, 5/09/37 (a)	U.S.$	538	577,005

			8,712,605

REITS - 0.7%
HCP, Inc.
5.375%, 2/01/21		1,410	1,591,944
Trust F/1401
5.25%, 12/15/24 (a)		830	868,387

			2,460,331

			36,733,404

Utility - 0.7%
Electric - 0.3%
CMS Energy Corp.
5.05%, 3/15/22		440	496,297
Constellation Energy Group, Inc.
5.15%, 12/01/20		260	290,589
TECO Finance, Inc.
5.15%, 3/15/20		380	425,504

			1,212,390

Natural Gas - 0.4%
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)		1,365	1,412,775

			2,625,165

Non Corporate Sectors - 0.3%
Agencies - Not Government Guaranteed - 0.3%
CNOOC Finance 2013 Ltd.
3.00%, 5/09/23		915	852,665
OCP SA
5.625%, 4/25/24 (a)		298	312,155

			1,164,820

Total Corporates - Investment Grades (cost $78,755,401)			84,917,719

GOVERNMENTS - TREASURIES - 15.7%
New Zealand - 2.4%
New Zealand Government Bond
Series 1217
6.00%, 12/15/17	NZD	9,449	8,550,683

United Kingdom - 0.7%
United Kingdom Gilt
3.75%, 9/07/21 (a)	GBP	1,461	2,695,723

United States - 12.6%
U.S. Treasury Bonds
3.125%, 2/15/42	U.S.$	1,176	1,142,925
3.375%, 5/15/44		1,415	1,432,429
3.75%, 11/15/43		1,058	1,148,095

	Principal Amount (000)			U.S. $ Value
4.50%, 2/15/36	U.S.$	4,874		$5,933,852
4.625%, 2/15/40		7,940		9,905,150
U.S. Treasury Notes
1.50%, 5/31/19		751		742,789
1.75%, 5/15/22		595		569,666
2.50%, 5/15/24		20,827		20,726,114
2.75%, 2/15/24		2,823		2,876,135

				44,477,155

Total Governments - Treasuries (cost $53,987,969)				55,723,561

MORTGAGE PASS-THROUGHS - 15.4%
Agency Fixed Rate 30-Year - 14.2%
Federal Home Loan Mortgage Corp. Gold
Series 2005
5.50%, 1/01/35		541		605,327
Series 2007
5.50%, 7/01/35		74		83,012
Federal National Mortgage Association
3.50%, 9/15/44, TBA		16,725		16,992,071
4.00%, 2/01/44		3,454		3,656,304
4.00%, 9/15/44, TBA		12,887		13,511,058
4.50%, 4/01/44		1,923		2,075,233
5.00%, 9/15/44, TBA		2,264		2,491,594
5.50%, 1/01/35		1,454		1,628,729
Series 2003
5.50%, 4/01/33-7/01/33		523		584,930
Series 2004
5.50%, 4/01/34-11/01/34		301		336,772
Series 2005
5.50%, 2/01/35		225		252,239
Series 2007
4.50%, 9/01/35		180		195,418
5.50%, 8/01/37		961		1,077,677
Series 2014
4.50%, 2/01/44		6,256		6,749,726
Government National Mortgage Association
Series 1990
9.00%, 12/15/19		– 0	–*	58
Series 1999
8.15%, 9/15/20		84		92,421

				50,332,569

Agency Fixed Rate 15-Year - 1.2%
Federal National Mortgage Association
2.50%, 9/01/29, TBA		3,495		3,508,818
3.00%, 9/01/29, TBA		570		586,410

				4,095,228

Agency ARMs - 0.0%
Federal Home Loan Mortgage Corp.
Series 2006
2.698%, 1/01/37 (b)		80		85,203

Total Mortgage Pass-Throughs (cost $54,154,978)				54,513,000

	Principal Amount (000)		U.S. $ Value
ASSET-BACKED SECURITIES - 14.1%
Autos - Fixed Rate - 9.1%
Ally Master Owner Trust
Series 2013-1, Class A2
1.00%, 2/15/18	U.S.$	1,300	$1,303,963
Series 2014-1, Class A2
1.29%, 1/15/19		1,409	1,410,518
AmeriCredit Automobile Receivables Trust
Series 2011-3, Class D
4.04%, 7/10/17		900	930,712
Series 2013-1, Class A2
0.49%, 6/08/16		187	187,417
Series 2013-3, Class A3
0.92%, 4/09/18		1,695	1,698,519
Series 2013-4, Class A3
0.96%, 4/09/18		640	641,311
Series 2013-5, Class A2A
0.65%, 3/08/17		331	331,513
ARI Fleet Lease Trust
Series 2013-A, Class A2
0.70%, 12/15/15 (a)		764	764,769
Series 2014-A, Class A2
0.81%, 11/15/22 (a)		383	382,000
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A
2.10%, 3/20/19 (a)		1,005	1,009,899
Series 2014-1A, Class A
2.46%, 7/20/20 (a)		1,769	1,765,427
Bank of America Auto Trust
Series 2012-1, Class A4
1.03%, 12/15/16		930	934,030
California Republic Auto Receivables Trust
Series 2014-2, Class A4
1.57%, 12/16/19		546	543,734
Capital Auto Receivables Asset Trust
Series 2013-1, Class A2
0.62%, 7/20/16		865	865,035
Series 2013-3, Class A2
1.04%, 11/21/16		1,330	1,335,393
Series 2014-1, Class B
2.22%, 1/22/19		220	221,266
CarMax Auto Owner Trust
Series 2012-1, Class A3
0.89%, 9/15/16		336	336,653
CPS Auto Receivables Trust
Series 2013-B, Class A
1.82%, 9/15/20 (a)		575	576,554
Series 2014-B, Class A
1.11%, 11/15/18 (a)		564	561,619
Enterprise Fleet Financing LLC
Series 2014-1, Class A2
0.87%, 9/20/19 (a)		428	427,529
Exeter Automobile Receivables Trust
Series 2012-2A, Class A
1.30%, 6/15/17 (a)		298	298,073

	Principal Amount (000)		U.S. $ Value
Series 2013-1A, Class A
1.29%, 10/16/17 (a)	U.S.$	297	$297,659
Series 2014-1A, Class A
1.29%, 5/15/18 (a)		428	428,471
Series 2014-2A, Class A
1.06%, 8/15/18 (a)		337	336,087
Fifth Third Auto Trust
Series 2013-A, Class A3
0.61%, 9/15/17		1,013	1,013,162
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 4/16/18 (a)		292	292,432
Ford Auto Securitization Trust
Series 2013-R1A, Class A2
1.676%, 9/15/16 (a)	CAD	630	579,104
Series 2013-R4A, Class A1
1.487%, 8/15/15 (a)		156	142,943
Ford Credit Auto Lease Trust
Series 2014-B, Class A3
0.89%, 9/15/17	U.S.$	644	643,586
Ford Credit Auto Owner Trust
Series 2012-B, Class A4
1.00%, 9/15/17		895	899,386
Series 2012-D, Class B
1.01%, 5/15/18		440	437,592
Ford Credit Floorplan Master Owner Trust
Series 2013-1, Class A1
0.85%, 1/15/18		842	843,893
Series 2014-1, Class A1
1.20%, 2/15/19		993	991,881
Hertz Vehicle Financing LLC
Series 2013-1A, Class A1
1.12%, 8/25/17 (a)		880	879,212
Series 2013-1A, Class A2
1.83%, 8/25/19 (a)		2,370	2,352,655
M&T Bank Auto Receivables Trust
Series 2013-1A, Class A3
1.06%, 11/15/17 (a)		1,199	1,201,619
Mercedes-Benz Auto Lease Trust
Series 2013-A, Class A3
0.59%, 2/15/16		868	868,823
Santander Drive Auto Receivables Trust
Series 2012-3, Class D
3.64%, 5/15/18		673	699,830
Series 2013-3, Class C
1.81%, 4/15/19		1,248	1,253,834
Series 2013-4, Class A3
1.11%, 12/15/17		1,315	1,319,851
Series 2013-5, Class A2A
0.64%, 4/17/17		366	365,849
SMART Trust/Australia
Series 2012-4US, Class A2A
0.67%, 6/14/15		48	48,383

			32,422,186

	Principal Amount (000)		U.S. $ Value
Credit Cards - Fixed Rate - 1.7%
American Express Credit Account Master Trust
Series 2012-5, Class A
0.59%, 5/15/18	U.S.$	1,580	$1,581,460
Series 2014-2, Class A
1.26%, 1/15/20		400	399,065
Chase Issuance Trust
Series 2013-A1, Class A1
1.30%, 2/18/20		1,295	1,278,413
Discover Card Master Trust
Series 2012-A3, Class A3
0.86%, 11/15/17		891	894,044
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		890	894,405
Series 2013-A, Class A
1.61%, 12/15/21		570	565,757
Series 2014-B, Class A
0.61%, 7/15/19		364	363,799

			5,976,943

Credit Cards - Floating Rate - 1.4%
Barclays Dryrock Issuance Trust
Series 2014-1, Class A
0.512%, 12/16/19 (b)		1,119	1,123,292
Series 2014-2, Class A
0.492%, 3/16/20 (b)		358	358,000
First National Master Note Trust
Series 2013-2, Class A
0.682%, 10/15/19 (b)		882	886,546
Gracechurch Card Funding PLC
Series 2012-1A, Class A2
0.893%, 2/15/17 (a)(b)	EUR	1,235	1,658,508
World Financial Network Credit Card Master Trust
Series 2014-A, Class A
0.532%, 12/15/19 (b)	U.S.$	865	866,557

			4,892,903

Other ABS - Fixed Rate - 1.1%
CIT Equipment Collateral
Series 2012-VT1, Class A3
1.10%, 8/22/16 (a)		95	95,447
Series 2013-VT1, Class A3
1.13%, 7/20/20 (a)		1,049	1,054,280
CNH Equipment Trust
Series 2012-A, Class A3
0.94%, 5/15/17		327	327,670
Series 2013-C, Class A2
0.63%, 1/17/17		522	522,403
Series 2013-D, Class A2
0.49%, 3/15/17		1,039	1,039,698
GE Equipment Midticket LLC
Series 2011-1, Class A3
1.00%, 8/24/15		2	2,315

	Principal Amount (000)		U.S. $ Value
GE Equipment Small Ticket LLC
Series 2014-1A, Class A2
0.59%, 8/24/16 (a)	U.S.$	790	$789,686

			3,831,499

Other ABS - Floating Rate - 0.3%
GE Dealer Floorplan Master Note Trust
Series 2014-1, Class A
0.536%, 7/20/19 (b)		1,075	1,075,052

Autos - Floating Rate - 0.3%
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
0.703%, 12/10/27 (a)(b)		990	992,348

Home Equity Loans - Floating Rate - 0.2%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.28%, 12/25/32 (b)		67	63,942
GSAA Trust
Series 2006-5, Class 2A3
0.425%, 3/25/36 (b)		987	689,983

			753,925

Home Equity Loans - Fixed Rate - 0.0%
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33		125	124,146
Nationstar NIM Ltd.
Series 2007-A, Class A
9.79%, 3/25/37 (e)(f)		18	0

			124,146

Total Asset-Backed Securities (cost $50,100,765)			50,069,002

COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.8%
Non-Agency Fixed Rate CMBS - 9.7%
Banc of America Commercial Mortgage Trust
Series 2007-4, Class A1A
5.774%, 2/10/51		1,711	1,895,350
Series 2007-5, Class AM
5.772%, 2/10/51		411	443,683
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (a)		1,305	1,308,842
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.783%, 3/15/49		365	388,736
Series 2013-GC17, Class D
5.106%, 11/10/46 (a)		565	552,729
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class A4
5.776%, 5/15/46		639	703,857

	Principal Amount (000)		U.S. $ Value
Commercial Mortgage Pass-Through Certificates
Series 2007-GG9, Class A4
5.444%, 3/10/39	U.S.$	2,225	$2,412,945
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)		596	577,355
Extended Stay America Trust
Series 2013-ESH7, Class A17
2.295%, 12/05/31 (a)		890	870,439
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class AM
5.475%, 3/10/39		829	888,674
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (a)		1,332	1,341,658
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)(g)		766	762,699
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2004-LN2, Class A1A
4.838%, 7/15/41 (a)		536	535,483
Series 2006-CB15, Class A4
5.814%, 6/12/43		2,014	2,157,539
Series 2007-CB19, Class AM
5.703%, 2/12/49		470	509,396
Series 2007-LD12, Class A4
5.882%, 2/15/51		1,580	1,742,323
Series 2007-LD12, Class AM
6.022%, 2/15/51		795	883,317
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		2,290	2,502,150
Series 2008-C2, Class A1A
5.998%, 2/12/51		712	788,100
Series 2010-C2, Class A1
2.749%, 11/15/43 (a)		843	861,970
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (a)		527	528,152
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A1A
5.739%, 8/12/43		814	878,311
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49		3,001	3,223,865
Series 2007-9, Class A4
5.70%, 9/12/49		2,940	3,243,426
Motel 6 Trust
Series 2012-MTL6, Class A2
1.948%, 10/05/25 (a)		1,047	1,043,953
Prudential Securities Secured Financing Corp.
Series 1999-NRF1, Class AEC
1.546%, 11/01/31 (a)(h)(i)		4,443	35,263

	Principal Amount (000)		U.S. $ Value
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49	U.S.$	552	$550,087
Series 2012-C4, Class A5
2.85%, 12/10/45		1,098	1,074,272
WF-RBS Commercial Mortgage Trust
Series 2013-C14, Class A5
3.337%, 6/15/46		1,142	1,150,023
Series 2014-C20, Class A2
3.036%, 5/15/47		546	563,494

			34,418,091

Non-Agency Floating Rate CMBS - 1.1%
Commercial Mortgage Pass Through Certificates
Series 2014-KYO, Class A
1.053%, 6/11/27 (a)(b)		647	648,262
Series 2014-SAVA, Class A
1.302%, 6/15/34 (a)(b)		559	559,348
Extended Stay America Trust
Series 2013-ESFL, Class A2FL
0.856%, 12/05/31 (a)(b)		685	684,724
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A
1.072%, 6/15/29 (a)(b)		902	903,244
PFP III
Series 2014-1, Class A
1.322%, 6/14/31 (a)(b)		706	707,726
Resource Capital Corp.
Series 2014-CRE2, Class A
1.204%, 4/15/32 (a)(b)		385	384,500

			3,887,804

Agency CMBS - 0.0%
Government National Mortgage Association
Series 2006-39, Class IO
0.161%, 7/16/46 (g)(i)		2,620	24,047

Total Commercial Mortgage-Backed Securities (cost $38,222,555)			38,329,942

CORPORATES - NON-INVESTMENT GRADES - 7.0%
Industrial - 4.9%
Basic - 0.3%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B
7.375%, 5/01/21 (a)		700	743,750
NOVA Chemicals Corp.
5.25%, 8/01/23 (a)		331	354,170

			1,097,920

	Principal Amount (000)		U.S. $ Value
Capital Goods - 0.1%
Rexam PLC
6.75%, 6/29/67 (a)	EUR	360	$503,751

Communications - Media - 0.7%
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (a)	GBP	300	564,736
Intelsat Jackson Holdings SA
7.25%, 10/15/20	U.S.$	750	791,250
Quebecor Media, Inc.
5.75%, 1/15/23		391	394,910
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23 (a)		750	753,750

			2,504,646

Communications - Telecommunications - 0.6%
Sprint Corp.
7.875%, 9/15/23 (a)		475	508,250
Wind Acquisition Finance SA
6.50%, 4/30/20 (a)		700	743,750
Windstream Corp.
6.375%, 8/01/23		750	740,625

			1,992,625

Consumer Cyclical - Other - 0.1%
MCE Finance Ltd.
5.00%, 2/15/21 (a)		235	233,825

Consumer Cyclical - Retailers - 0.3%
Cash America International, Inc.
5.75%, 5/15/18		295	304,587
CST Brands, Inc.
5.00%, 5/01/23		470	464,125
Men’s Wearhouse, Inc. (The)
7.00%, 7/01/22 (a)		379	394,160

			1,162,872

Consumer Non-Cyclical - 0.6%
Care UK Health & Social Care PLC
9.75%, 8/01/17 (a)	GBP	315	557,895
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)	U.S.$	475	448,875
Priory Group No 3 PLC
7.00%, 2/15/18 (a)	GBP	310	546,412
Voyage Care Bondco PLC
6.50%, 8/01/18 (a)		320	558,489

			2,111,671

Energy - 1.2%
Access Midstream Partners LP/ACMP Finance Corp.
4.875%, 3/15/24	U.S.$	338	348,140
Cimarex Energy Co.
4.375%, 6/01/24		316	322,715
5.875%, 5/01/22		395	431,537

	Principal Amount (000)		U.S. $ Value
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22 (a)	U.S.$	361	$356,939
Offshore Group Investment Ltd.
7.125%, 4/01/23		671	662,612
ONEOK, Inc.
4.25%, 2/01/22		877	863,405
Paragon Offshore PLC
6.75%, 7/15/22 (a)		52	49,400
7.25%, 8/15/24 (a)		303	288,607
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		135	128,588
5.75%, 9/01/20		420	436,800
SM Energy Co.
6.50%, 1/01/23		35	37,538
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.375%, 8/01/22		440	466,400

			4,392,681

Other Industrial - 0.2%
General Cable Corp.
5.75%, 10/01/22		655	656,637

Services - 0.1%
Sabre GLBL, Inc.
8.50%, 5/15/19 (a)		357	386,453

Technology - 0.3%
Audatex North America, Inc.
6.00%, 6/15/21 (a)		630	659,925
Numericable Group SA
5.375%, 5/15/22 (a)	EUR	222	308,464

			968,389

Transportation - Airlines - 0.2%
Air Canada
6.75%, 10/01/19 (a)	U.S.$	640	684,800

Transportation - Services - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.50%, 4/01/23		670	670,000

			17,366,270

Financial Institutions - 1.6%
Banking - 1.3%
Bank of Ireland
Series MPLE
2.062%, 9/22/15 (b)	CAD	565	498,750
Barclays Bank PLC
7.625%, 11/21/22	U.S.$	400	451,500
7.75%, 4/10/23		402	447,728
Credit Agricole SA
7.875%, 1/23/24 (a)(d)		249	267,675

	Principal Amount (000)		U.S. $ Value
Credit Suisse Group AG
7.50%, 12/11/23 (a)(d)	U.S.$	363	$399,300
HBOS Capital Funding LP
4.939%, 5/23/16 (d)	EUR	910	1,211,225
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)(d)	U.S.$	254	279,402
Lloyds Banking Group PLC
7.50%, 6/27/24 (d)		402	422,100
Societe Generale SA
4.196%, 1/26/15 (d)	EUR	232	311,436
5.922%, 4/05/17 (a)(d)	U.S.$	130	138,613

			4,427,729

Finance - 0.0%
Navient LLC
7.25%, 1/25/22		99	108,405

Insurance - 0.1%
American Equity Investment Life Holding Co.
6.625%, 7/15/21		430	457,950

REITS - 0.2%
Felcor Lodging LP
6.75%, 6/01/19		615	642,675

			5,636,759

Utility - 0.5%
Electric - 0.5%
AES Corp./VA
7.375%, 7/01/21		580	661,200
NRG Energy, Inc.
7.875%, 5/15/21		595	645,575
Techem Energy Metering Service GmbH & Co. KG
7.875%, 10/01/20 (a)	EUR	355	528,841

			1,835,616

Total Corporates - Non-Investment Grades (cost $23,674,396)			24,838,645

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.9%
Non-Agency Floating Rate - 2.3%
Chevy Chase Funding LLC Mortgage-Backed Certificates
Series 2006-2A, Class A2
0.335%, 4/25/47 (a)(b)	U.S.$	637	483,533
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
0.345%, 12/25/36 (b)		1,054	665,912
Fannie Mae Connecticut Avenue Securities
Series 2014-C01, Class M2
4.555%, 1/25/24 (b)		422	464,106

	Principal Amount (000)		U.S. $ Value
Federal National Mortgage Association
Series 2014-C03, Class 1M1
1.351%, 7/25/24 (b)	U.S.$	350	$348,716
HomeBanc Mortgage Trust
Series 2005-1, Class A1
0.405%, 3/25/35 (b)		543	487,762
Impac Secured Assets CMN Owner Trust
Series 2005-2, Class A2D
0.585%, 3/25/36 (b)		583	440,464
IndyMac Index Mortgage Loan Trust
Series 2006-AR15, Class A1
0.275%, 7/25/36 (b)		785	612,933
Series 2006-AR27, Class 2A2
0.355%, 10/25/36 (b)		827	715,394
Residential Accredit Loans, Inc.
Series 2007-QO2, Class A1
0.305%, 2/25/47 (b)		687	405,266
Series 2007-QS4, Class 2A4
0.495%, 3/25/37 (b)		1,018	385,514
Residential Asset Securitization Trust
Series 2006-A4, Class 2A7
1.055%, 5/25/36 (b)		493	392,933
Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
4.405%, 11/25/23 (b)		1,040	1,119,813
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-10, Class 2A3
1.055%, 11/25/35 (b)		426	318,217
Washington Mutual Mortgage Pass-Through Certificates
Series 2007-OA1, Class A1A
0.818%, 2/25/47 (b)		1,353	1,120,779

			7,961,342

Non-Agency Fixed Rate - 1.6%
Alternative Loan Trust
Series 2006-24CB, Class A16
5.75%, 6/25/36		594	539,057
Series 2006-28CB, Class A14
6.25%, 10/25/36		404	351,347
Series 2006-J1, Class 1A13
5.50%, 2/25/36		389	358,386
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.583%, 5/25/35		792	780,422
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-13, Class 1A18
6.25%, 9/25/36		534	497,689
Series 2006-13, Class 1A19
6.25%, 9/25/36		193	179,448
Series 2007-HYB2, Class 3A1
2.67%, 2/25/47		781	651,093

	Principal Amount (000)		U.S. $ Value
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36	U.S.$	671	$570,207
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
2.92%, 7/25/36		1,103	830,574
Structured Asset Securities Corp.
Series 2002-3, Class B3
6.50%, 3/25/32		973	842,953

			5,601,176

Agency Fixed Rate - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.692%, 5/28/35		65	58,967

Total Collateralized Mortgage Obligations (cost $14,225,806)			13,621,485

INFLATION-LINKED SECURITIES - 3.2%
United States - 3.2%
U.S. Treasury Inflation Index
0.125%, 4/15/19 (TIPS)
(cost $11,235,143)		10,974	11,207,445

QUASI-SOVEREIGNS - 2.0%
Quasi-Sovereign Bonds - 2.0%
Chile - 0.1%
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (a)		358	372,875

China - 0.3%
Sinopec Group Overseas Development 2013 Ltd.
4.375%, 10/17/23 (a)		1,095	1,130,559

Indonesia - 0.2%
Perusahaan Listrik Negara PT
5.50%, 11/22/21 (a)		639	676,541

Kazakhstan - 0.3%
KazMunayGas National Co. JSC
7.00%, 5/05/20 (a)		790	912,450

Malaysia - 0.5%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)		1,385	1,559,010

Mexico - 0.2%
Petroleos Mexicanos
3.50%, 7/18/18-1/30/23		823	836,045

United Arab Emirates - 0.4%
IPIC GMTN Ltd.
3.75%, 3/01/17 (a)		1,365	1,445,194

Total Quasi-Sovereigns (cost $6,414,712)			6,932,674

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - CORPORATE BONDS - 0.4%
Industrial - 0.4%
Communications - Telecommunications - 0.1%
Comcel Trust
6.875%, 2/06/24 (a)	U.S.$	207	$222,525

Consumer Non-Cyclical - 0.3%
Marfrig Overseas Ltd.
9.50%, 5/04/20 (a)		730	773,581
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (a)		660	521,400

			1,294,981

Total Emerging Markets - Corporate Bonds (cost $1,319,406)			1,517,506

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.4%
United States – 0.4%
California GO
7.625%, 3/01/40
(cost $985,727)		970	1,442,351

GOVERNMENTS - SOVEREIGN BONDS - 0.4%
Indonesia - 0.2%
Indonesia Government International Bond
3.375%, 4/15/23 (a)		550	521,125

Turkey – 0.2%
Turkey Government International Bond
4.875%, 4/16/43		903	854,346

Total Governments - Sovereign Bonds (cost $1,437,557)			1,375,471

	Shares
PREFERRED STOCKS - 0.3%
Financial Institutions - 0.3%
Banking - 0.1%
Morgan Stanley
7.125%		14,000	385,840

Insurance - 0.2%
Allstate Corp. (The)
5.10%		25,975	648,076

Total Preferred Stocks (cost $1,044,052)			1,033,916

COMMON STOCKS - 0.2%
Mt. Logan Re Ltd. (Preference Shares)^(j)
(cost $700,000)		700	724,527

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN AGENCIES - 0.1%
Colombia - 0.1%
Ecopetrol SA
5.875%, 5/28/45
(cost $243,376)	U.S.$	245	$255,857

	Shares
SHORT-TERM INVESTMENTS - 12.3%
Investment Companies - 12.3%
AllianceBerstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.08%(k)(l) (cost $43,680,620)		43,680,620	43,680,620

Total Investments - 110.2%
(cost $380,182,463) (m)			390,183,721
Other assets less liabilities - (10.2)%(n)			(36,259,788)

Net Assets - 100.0%			$353,923,933

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. Long Bond (CBT) Futures	6	September 2014	$817,041	$824,437	$7,396
U.S. T-Note 5 Yr (CBT) Futures	104	September 2014	12,424,114	12,358,938	(65,176)
Sold Contracts
U.S. T-Note 2 Yr (CBT) Futures	70	September 2014	15,379,105	15,359,531	19,574

					$(38,206)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	GBP	3,125	USD	5,301	8/21/14	$25,855
Citibank, NA	USD	211	NZD	242	8/07/14	(5,619)
Credit Suisse International	CAD	4,504	USD	4,224	8/28/14	95,680
Deutsche Bank AG	USD	895	KRW	908,393	9/19/14	(17,076)
Goldman Sachs Bank USA	BRL	7,679	USD	3,412	8/04/14	27,963
Goldman Sachs Bank USA	USD	3,412	BRL	7,679	8/04/14	(27,901)
Goldman Sachs Bank USA	IDR	10,581,399	USD	907	8/08/14	(4,285)
Goldman Sachs Bank USA	USD	904	IDR	10,687,494	8/08/14	16,724
Goldman Sachs Bank USA	JPY	539,647	USD	5,308	9/05/14	60,421
Goldman Sachs Bank USA	USD	1,735	JPY	176,882	9/05/14	(14,692)
Goldman Sachs Bank USA	USD	3,528	NOK	21,794	9/05/14	(65,381)
Goldman Sachs Bank USA	AUD	2,884	USD	2,682	9/12/14	8,896
Royal Bank of Scotland PLC	NZD	10,253	USD	8,857	8/07/14	150,399

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	EUR	8,288	USD	11,291	8/28/14	$191,534
State Street Bank & Trust Co.	USD	96	CAD	103	8/28/14	(1,333)

						$441,185

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	$2,630	1/14/24	2.980%	3 Month LIBOR	$(79,144)
Morgan Stanley & Co., LLC/(CME Group)	2,300	2/14/24	2.889%	3 Month LIBOR	(74,996)

					$(154,140)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA:
Russian Federation, 7.50%, 3/31/30, 6/20/19*	(1.00)%	2.33%	$1,563	$92,072	$94,684	$(2,612)
Goldman Sachs Bank USA:
Russian Federation, 7.50%, 3/31/30, 6/20/19*	(1.00)	2.33	1,967	115,904	118,224	(2,320)
Sale Contracts
Credit Suisse International:
Anadarko Petroleum Corp., 5.95%, 9/15/16, 9/20/17*	1.00	0.29	1,360	31,599	(30,039)	61,638
Kohl’s Corp., 6.25%, 12/15/17, 6/20/19*	1.00	1.23	375	(4,129)	(4,962)	833
Kohl’s Corp., 6.25%, 12/15/17, 6/20/19*	1.00	1.23	153	(1,682)	(2,021)	339

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Kohl’s Corp., 6.25%, 12/15/17, 6/20/19*	1.00%	1.23%	$152	$(1,669)	$(2,005)	$336
Kohl’s Corp., 6.25%, 12/15/17, 6/20/19*	1.00	1.23	220	(2,422)	(2,611)	189

				$229,673	$171,270	$58,403

*	Termination date

CROSS CURRENCY SWAP CONTRACTS

Counterparty	Expiration Date	Pay Currency	Pay Rate	Receive Currency	Receive Rate	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	2/15/15	EUR	1 Month EURIBOR Plus a Specified Spread	USD	1 Month LIBOR Plus a Specified Spread	$(14,018)

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$5,590	1/30/17	1.059%	3 Month LIBOR	$(12,272)
JPMorgan Chase Bank, NA	6,230	2/07/22	2.043%	3 Month LIBOR	98,357

					$86,084

*	Principal amount less than 500.
^	The security is subject to a 12 month lock-up period, after which semi-annual redemptions are permitted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, the aggregate market value of these securities amounted to $80,616,315 or 22.8% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at July 31, 2014.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2014.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Fair valued by the Adviser.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.00% of net assets as of July 31, 2014, is considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Nationstar NIM Ltd. Series 2007-A, Class A
9.79%, 3/25/37	4/04/07	$17,606	$0	0.00%

(g)	Variable rate coupon, rate shown as of July 31, 2014.
(h)	Illiquid security.
(i)	IO - Interest Only
(j)	Restricted and illiquid security.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt. Logan Re (Preference Shares)	1/02/14	$700,000	$724,527	0.20%

(k)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(l)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(m)	As of July 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $12,356,609 and gross unrealized depreciation of investments was $(2,355,351), resulting in net unrealized appreciation of $10,001,258.
(n)	An amount of U.S. $94,650 has been segregated to collateralize margin requirements for the open futures contracts at July 31, 2014.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CBT	-	Chicago Board of Trade
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
EURIBOR	-	Euro Interbank Offered Rate
GO	-	General Obligation
JSC	-	Joint Stock Company
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

AllianceBernstein Bond Fund-Intermediate Bond Portfolio

July 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2014:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grades	$	– 0	–	$84,917,719		$	– 0	–	$84,917,719
Governments - Treasuries		– 0	–	55,723,561			– 0	–	55,723,561
Mortgage Pass-Throughs		– 0	–	54,513,000			– 0	–	54,513,000
Asset-Backed Securities		– 0	–	44,284,380			5,784,622	^	50,069,002
Commercial Mortgage-Backed Securities		– 0	–	31,686,741			6,643,201		38,329,942
Corporates - Non-Investment Grades		– 0	–	24,534,058			304,587		24,838,645
Collateralized Mortgage Obligations		– 0	–	58,967			13,562,518		13,621,485
Inflation-Linked Securities		– 0	–	11,207,445			– 0	–	11,207,445
Quasi-Sovereigns		– 0	–	6,932,674			– 0	–	6,932,674
Emerging Markets - Corporate Bonds		– 0	–	1,517,506			– 0	–	1,517,506
Local Governments - Municipal Bonds		– 0	–	1,442,351			– 0	–	1,442,351
Governments - Sovereign Bonds		– 0	–	1,375,471			– 0	–	1,375,471
Preferred Stocks		1,033,916		– 0	–		– 0	–	1,033,916

Investments in Securities:	Level 1		Level 2		Level 3		Total
Common Stocks	– 0	–	– 0	–	724,527		724,527
Governments - Sovereign Agencies	– 0	–	255,857		– 0	–	255,857
Short-Term Investments	43,680,620		– 0	–	– 0	–	43,680,620

Total Investments in Securities	44,714,536		318,449,730		27,019,455		390,183,721
Other Financial Instruments* :
Assets:
Futures	26,970		– 0	–	– 0	–	26,970
Forward Currency Exchange Contracts	– 0	–	577,472		– 0	–	577,472
Credit Default Swaps	– 0	–	63,335		– 0	–	63,335
Interest Rate Swaps	– 0	–	98,357		– 0	–	98,357
Liabilities:
Futures	(65,176)		– 0	–	– 0	–	(65,176)
Forward Currency Exchange Contracts	– 0	–	(136,287)		– 0	–	(136,287)
Centrally Cleared Interest Rate Swaps	– 0	–	(154,140)		– 0	–	(154,140)
Credit Default Swaps	– 0	–	(4,932)		– 0	–	(4,932)
Cross Currency Swaps	– 0	–	– 0	–	(14,018)		(14,018)
Interest Rate Swaps	– 0	–	(12,272)		– 0	–	(12,272)

Total+	$44,676,330		$318,881,263		$27,005,437		$390,563,030

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities^		Commercial Mortgage-Backed Securities		Corporates - Non- Investment Grades
Balance as of 10/31/13	$3,931,856		$6,470,698		$458,400
Accrued discounts/(premiums)	10,817		(2,319)		1,748
Realized gain (loss)	21,232		63,498		13,476
Change in unrealized appreciation/depreciation	34,561		(11,046)		25,213
Purchases	3,953,356		1,798,276		– 0	–
Sales	(2,167,200)		(1,675,906)		(194,250)
Settlements	– 0	–	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 7/31/14	$5,784,622		$6,643,201		$304,587

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/14	$35,312		$3,076		$25,213

	Collateralized Mortgage Obligations		Common Stocks		Centrally Cleared Interest Rate Swaps
Balance as of 10/31/13	$11,369,217		$ – 0	–	$(56,082)
Accrued discounts/(premiums)	78,568		– 0	–	– 0	–
Realized gain (loss)	(23,271)		– 0	–	(22,677)
Change in unrealized appreciation/depreciation	644,940		24,527		56,082

Purchases	3,749,974		700,000			– 0	–
Sales	(2,256,910)		– 0	–		– 0	–
Settlements	– 0	–	– 0	–		22,677
Transfers in to Level 3	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–		– 0	–

Balance as of 7/31/14	$13,562,518		$724,527		$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/14	$550,590		$24,527		$	– 0	–

	Cross Currency Swaps		Total
Balance as of 10/31/13	$(45,731)		$22,128,358
Accrued discounts/(premiums)	– 0	–	88,814
Realized gain (loss)	4,478		56,736
Change in unrealized appreciation/depreciation	31,713		805,990
Purchases	– 0	–	10,201,606
Sales	– 0	–	(6,294,266)
Settlements	(4,478)		18,199
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 7/31/14	$(14,018)		$27,005,437

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/14	$31,713		$670,431

^	The Portfolio held securities with zero market value at period end.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at July 31, 2014:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 7/31/14	Valuation Technique	Unobservable Input	Range/ Weighted Average
Asset-Backed Securities	$5,784,622	Third Party Vendor	Evaluated Quotes	$69.90 – $100.49/$96.46
	$0	Qualitative Assessment	Fundamentals Evaluation	$0.00/N/A
Commercial Mortgage-Backed Securities	$6,258,701	Third Party Vendor	Evaluated Quotes	$0.79 – $111.11/$106.88
	$384,500	Qualitative Assessment	Transaction Price	$100.00/N/A
Corporates—Non-Investment Grades	$304,587	Third Party Vendor	Evaluated Quotes	$103.25/N/A
Collateralized Mortgage Obligations	$13,562,518	Third Party Vendor	Evaluated Quotes	$37.88 – $110.07/$84.73
Common Stocks	$724,527	Practical Expediant	NAV	$1,035.04/N/A
Cross Currency Swaps	$(14,018)	Bloomberg Vendor Model	Bloomberg Currency Swap Curves	N/A/ N/A

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Municipal Bond Inflation Strategy

Portfolio of Investments

July 31, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.7%
Long-Term Municipal Bonds - 96.2%
Alabama - 2.1%
Alabama Public School & College Authority
5.00%, 12/01/15	$12,340	$13,116,556
Series 2009A
5.00%, 5/01/16	3,785	4,090,525
County of Jefferson AL Sewer Revenue
Series 2013D
5.00%, 10/01/18	1,825	2,014,581

		19,221,662

Alaska - 0.4%
Alaska Industrial Development & Export Authority
Series 2010A
5.00%, 4/01/17	400	444,052
City of Valdez AK (BP Pipelines Alaska, Inc.)
Series 2011B
5.00%, 1/01/16	3,140	3,344,979

		3,789,031

Arizona - 2.4%
Arizona State University COP
Series 2013A
5.00%, 9/01/19-9/01/22	8,345	9,613,600
City of Phoenix Civic Improvement Corp.
5.00%, 7/01/26	3,330	3,884,778
County of Pima AZ Sewer System Revenue AGM
5.00%, 7/01/21	1,765	2,048,918
Maricopa County Community College District
4.00%, 7/01/16	2,850	3,046,821
Salt River Project Agricultural Improvement & Power District
Series 2011A
5.00%, 12/01/24	3,140	3,747,904

		22,342,021

Arkansas - 0.2%
City of Fort Smith AR Sales & Use Tax Revenue
2.375%, 5/01/27	475	476,435
City of Springdale AR Sales & Use Tax Revenue
2.60%, 7/01/27	1,565	1,572,183

		2,048,618

California - 2.4%
San Francisco City & County Airports Comm-San Francisco International Airport (San Francisco Intl Airport)
Series 2010C
5.00%, 5/01/19	450	527,405
NATL Series 2006-32F
5.25%, 5/01/18	290	336,159
State of California
5.00%, 10/01/16-5/01/25	12,540	15,025,497
Series 2011A
5.00%, 10/01/20	5,000	5,992,700

		21,881,761

	Principal Amount (000)	U.S. $ Value
Colorado - 3.1%
City & County of Denver Co. Airport System Revenue (Denver Intl Airport)
Series 2010A
5.00%, 11/15/23	$375	$427,972
Series 2011B
4.00%, 11/15/14	4,730	4,779,996
Series 2012A
5.00%, 11/15/24-11/15/25	13,395	15,175,983
Denver Urban Renewal Authority (Stapleton Development Corp.)
Series 2010B-1
5.00%, 12/01/19	200	208,348
Series 2013A
5.00%, 12/01/19-12/01/22	5,655	6,524,381
Plaza Metropolitan District No 1
5.00%, 12/01/20	1,310	1,415,887
Regional Transportation District (Denver Transit Partners LLC)
5.25%, 7/15/24	440	477,550

		29,010,117

Connecticut - 0.8%
State of Connecticut
AMBAC Series 2005B
2.162%, 6/01/16 (a)	1,750	1,793,208
State of Connecticut (State of Connecticut SRF)
Series 2013A
5.00%, 3/01/24	4,360	5,259,773

		7,052,981

Florida - 9.1%
Citizens Property Insurance Corp.
Series 2010A-1
5.00%, 6/01/16	315	340,679
Series 2011A-1
5.00%, 6/01/15	1,720	1,787,200
Series 2012A
5.00%, 6/01/22	7,315	8,567,035
Series 2012A-1
5.00%, 6/01/16	3,165	3,423,011
NATL Series 2007A
5.00%, 3/01/15	275	282,480
City of Jacksonville FL (City of Jacksonville FL Sales Tax)
5.00%, 10/01/20	1,720	2,040,419
City of Jacksonville FL (City of Jacksonville FL Transit Sales Tax)
Series 2012A
5.00%, 10/01/23-10/01/26	10,190	12,075,460
City of Tampa FL Water & Wastewater System Revenue
5.00%, 10/01/26	1,565	1,834,383

	Principal Amount (000)	U.S. $ Value
County of Miami-Dade FL Aviation Revenue (Miami-Dade Intl Airport)
Series 2012A
4.00%, 10/01/14-10/01/15	$5,280	$5,421,182
County of Miami-Dade FL Spl Tax
Series 2012A
5.00%, 10/01/23	1,500	1,753,365
Florida Department of Environmental Protection
Series 2011B
5.00%, 7/01/20	3,775	4,462,767
Series 2013A
4.00%, 7/01/16	1,765	1,883,396
5.00%, 7/01/18-7/01/19	3,905	4,522,976
Florida Municipal Power Agency
Series 2011B
5.00%, 10/01/23	2,890	3,348,296
Florida Ports Financing Commission
Series 2011B
5.00%, 6/01/15	1,900	1,974,727
Florida State Board of Education (State of Florida)
Series 2013A
5.00%, 6/01/17 (b)	16,440	18,461,134
Series 2013C
5.00%, 6/01/19	7,550	8,843,768
Florida State Hurricane Catastrophe Fund Finance Corp.
Series 2010A
5.00%, 7/01/15 (Pre-refunded/ETM)	700	730,646
Martin County Industrial Development Authority (Indiantown Cogeneration LP)
4.20%, 12/15/25	1,900	1,905,795
State of Florida Lottery Revenue
Series 2010C
5.00%, 7/01/16	550	597,317

		84,256,036

Georgia - 1.3%
Catoosa County School District
4.00%, 8/01/14	4,470	4,470,000
Cherokee County Board of Education
Series 2014B
5.00%, 8/01/20	1,000	1,191,540
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport)
Series 2010B
5.00%, 1/01/18	2,500	2,841,175
Municipal Electric Authority of Georgia
Series 2011A
5.00%, 1/01/21	3,045	3,613,745

		12,116,460

Idaho - 0.3%
Idaho Health Facilities Authority (The Terraces at Boise)
Series 2014
5.25%, 10/01/20	2,390	2,418,728

	Principal Amount (000)	U.S. $ Value
Illinois – 3.9%
Chicago Board of Education
Series 2010F
5.00%, 12/01/17	$1,690	$1,860,724
Chicago O’Hare International Airport
5.00%, 1/01/17	1,930	2,121,765
Chicago O’Hare International Airport (Chicago O’Hare International Airport Customer Facility Charge)
5.25%, 1/01/23	2,500	2,847,350
5.50%, 1/01/25	2,250	2,610,697
Chicago Transit Authority (City of Chicago IL Fed Hwy Grant)
AMBAC
5.00%, 6/01/15	1,250	1,297,038
AMBAC Series 2004A
5.25%, 6/01/15	2,425	2,521,224
Springfield Metropolitan Sanitation District
Series 2011A
5.00%, 1/01/21	2,170	2,472,672
State of Illinois
5.00%, 8/01/15	6,050	6,320,677
Series 2006A
5.00%, 6/01/19	1,040	1,156,886
Series 2010
5.00%, 1/01/18	500	548,965
Series 2013A
5.00%, 4/01/20	4,030	4,455,084
State of Illinois (State of Illinois Sales Tax)
5.00%, 6/15/17 (b)	1,450	1,614,908
State of Illinois Unemployment Compensation Trust Fund
Series 2012A
5.00%, 6/15/16	5,690	6,181,502

		36,009,492

Indiana - 0.6%
Indiana Municipal Power Agency
Series 2011A
5.00%, 1/01/20-1/01/23	4,965	5,750,959

Kentucky - 0.3%
Kentucky Turnpike Authority (Kentucky Turnpike Authority State Lease)
Series 2012A
5.00%, 7/01/25	2,275	2,661,068

Louisiana - 1.1%
State of Louisiana Gasoline & Fuels Tax Revenue
Series 2012A
5.00%, 5/01/27	9,085	10,555,771

Maryland - 5.4%
City of Baltimore MD
Series 2013B
5.00%, 10/15/14	4,870	4,919,041
State of Maryland
Series 2014B
5.00%, 8/01/20-8/01/21 (c)	36,765	44,420,295

		49,339,336

	Principal Amount (000)	U.S. $ Value
Massachusetts - 5.5%
City of Boston MA
Series 2012A
5.00%, 4/01/15	$1,300	$1,341,730
Commonwealth of Massachusetts
AGM Series 2005A
5.00%, 3/01/24 (Pre-refunded/ETM)	4,580	4,708,332
AGM Series 2006C
3.007%, 11/01/19 (a)	9,575	10,010,758
Commonwealth of Massachusetts (Commonwealth of Massachusetts Fuel Tax)
AGM Series 2005A
3.86%, 6/01/20 (a)	3,000	3,266,280
Massachusetts Bay Transportation Authority
Series 2004B
5.25%, 7/01/21	3,330	4,070,392
Massachusetts Health & Educational Facilities Authority (Massachusetts Institute of Technology)
Series 2009O
5.00%, 7/01/16 (b)	3,730	4,062,119
Massachusetts Municipal Wholesale Electric Co.
Series 2012A
5.00%, 7/01/15	1,430	1,491,261
Massachusetts School Building Authority
Series 2012A
5.00%, 8/15/23	2,475	2,986,434
Massachusetts Water Pollution Abatement Trust/The
2.22%, 8/01/22 (a)	3,240	3,396,201
Series 20131
5.00%, 2/01/19	7,975	9,333,621
Metropolitan Boston Transit Parking Corp.
5.00%, 7/01/22-7/01/25	5,025	5,804,625

		50,471,753

Michigan - 1.9%
City of Detroit MI Sewage Disposal System Revenue
Series 2012A
5.00%, 7/01/21	3,750	3,760,688
Michigan Finance Authority (State of Michigan Unemployment)
Series 2012B
5.00%, 7/01/23	14,055	14,085,499

		17,846,187

Minnesota - 0.2%
Minnesota Higher Education Facilities Authority (Gustavus Adolphus College)
5.00%, 10/01/21	1,295	1,474,163

	Principal Amount (000)	U.S. $ Value
Mississippi - 0.3%
Mississippi Development Bank (State of Mississippi DOT Lease)
Series 2013
5.00%, 1/01/19	$1,500	$1,733,385
Series 2013A
5.00%, 1/01/19	1,000	1,155,590

		2,888,975

Missouri - 0.2%
Springfield Public Utilities Board
5.00%, 12/01/17	1,390	1,564,890

Nevada - 3.3%
City of Reno NV
5.00%, 6/01/19	2,210	2,567,357
Series 2013A
5.00%, 6/01/19	1,000	1,129,860
Clark County School District
NATL Series 2005A
5.00%, 6/15/18	450	472,621
County of Clark Department of Aviation (McCarran Intl Airport)
2.50%, 7/01/15	24,705	25,207,500
Series 2010D
5.00%, 7/01/21-7/01/22	775	896,235

		30,273,573

New Jersey - 3.0%
Morris-Union Jointure Commission COP
AGM
5.00%, 8/01/17	2,340	2,544,095
New Jersey Economic Development Authority
Series 2010DD-1
5.00%, 12/15/17	480	538,046
Series 2014P
5.00%, 6/15/26	5,055	5,678,029
New Jersey State Turnpike Authority
Series 2013A
5.00%, 1/01/23	1,800	2,134,710
Series 2014A
5.00%, 1/01/28	4,785	5,533,087
New Jersey Transportation Trust Fund Authority
Series 2013A
5.00%, 6/15/20	10,000	11,401,600

		27,829,567

New Mexico - 0.6%
City of Albuquerque NM
Series 2013A
4.00%, 7/01/16	4,925	5,269,011

New York - 16.4%
City of New York NY
Series 2011A
5.00%, 8/01/23	4,250	4,957,072
Series 2014J
5.00%, 8/01/21	6,100	7,279,313

	Principal Amount (000)	U.S. $ Value
AGM Series 2005K
1.91%, 8/01/16 (a)	$1,700	$1,777,384
Long Island Power Authority
NATL Series 2006D
2.267%, 9/01/15 (a)	3,900	3,929,601
Metropolitan Transportation Authority
Series 2012C
5.00%, 11/15/24-11/15/25	9,065	10,599,749
Series 2012F
5.00%, 11/15/26	3,635	4,210,421
Series 2013A
5.00%, 11/15/26	2,300	2,644,908
Series 2013E
5.00%, 11/15/25	8,510	9,969,295
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2012B
5.00%, 11/01/26	6,830	8,016,234
Series 20131
5.00%, 11/01/16-11/01/18	15,720	17,884,982
New York City Water & Sewer System
5.00%, 6/15/26	3,875	4,484,847
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2011C
5.00%, 3/15/25	3,000	3,498,090
Series 2011E
5.00%, 8/15/14	2,790	2,795,217
Series 2012A
5.00%, 12/15/22	14,610	17,755,533
Series 2012B
5.00%, 3/15/20	7,900	9,340,486
Series 2014A
5.00%, 2/15/28	6,565	7,663,784
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority)
5.00%, 6/15/25	3,000	3,515,490
New York State Thruway Authority (New York State Thruway Authority Ded Tax)
Series 2012A
5.00%, 4/01/21	17,900	21,291,692
Triborough Bridge & Tunnel Authority
Series 2012B
5.00%, 11/15/19	4,360	5,136,298
Series 2013B
5.00%, 11/15/20	4,100	4,867,356

		151,617,752

North Carolina - 1.3%
North Carolina Eastern Municipal Power Agency
Series 2012B
5.00%, 1/01/21	6,700	7,762,955
State of North Carolina
Series 2013E
5.00%, 5/01/16	2,330	2,520,617
State of North Carolina (State of North Carolina Lease)
Series 2013A
5.00%, 5/01/16	1,600	1,729,152

		12,012,724

	Principal Amount (000)	U.S. $ Value
Ohio - 0.1%
City of Cleveland OH COP
Series 2010A
5.00%, 11/15/17	$700	$772,380

Oregon - 3.3%
Deschutes County Administrative School District No 1 Bend-La Pine
5.00%, 6/15/20	5,180	6,158,295
Multnomah County School District No 1 Portland/OR
Series 2013A
5.00%, 6/15/15	14,605	15,209,063
Tri-County Metropolitan Transportation District
Series 2011A
5.00%, 10/01/25	4,605	5,181,316
Washington & Multnomah Counties School District No 48J Beaverton
5.00%, 6/15/21 (c)	3,195	3,840,613

		30,389,287

Pennsylvania - 8.0%
Allegheny County Sanitary Authority
AGM
5.00%, 6/01/19	2,250	2,590,065
City of Philadelphia PA Water & Wastewater Revenue
AGM Series 2010A
5.00%, 6/15/18	550	629,965
Commonwealth of Pennsylvania
Series 2013
5.00%, 4/01/16	15,650	16,852,859
Series 2014
5.00%, 7/01/17	5,000	5,631,150
Montgomery County Industrial Development Authority/PA (New Regional Medical Center, Inc.)
5.00%, 8/01/19	475	545,504
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Unemployment)
5.00%, 7/01/21	7,550	8,539,654
Series 2012A
5.00%, 7/01/18-1/01/19	22,315	25,812,858
Pennsylvania Industrial Development Authority
5.00%, 7/01/16	5,000	5,430,150
School District of Philadelphia/The
Series 2011E
5.25%, 9/01/22	1,800	2,056,518
State Public School Building Authority (School District of Philadelphia State Lease)
5.00%, 4/01/23-4/01/26	5,150	5,746,339

		73,835,062

	Principal Amount (000)	U.S. $ Value
Puerto Rico - 0.4%
Puerto Rico Electric Power Authority
NATL
5.00%, 7/01/19	$3,400	$3,454,502

South Carolina - 0.9%
Horry County School District/SC
Series 2012B
5.00%, 3/01/16	1,470	1,579,251
Renewable Water Resources
5.00%, 1/01/24	2,570	2,986,751
South Carolina State Public Service Authority
Series 2012C
5.00%, 12/01/15	3,200	3,400,512

		7,966,514

Tennessee - 0.3%
Metropolitan Government of Nashville & Davidson County TN
5.00%, 7/01/23	2,385	2,859,448

Texas - 7.2%
City of Corpus Christi TX Utility System Revenue
5.00%, 7/15/21	5,675	6,673,062
City of Garland TX
Series 2010
5.00%, 2/15/26	500	573,050
City of Houston TX Airport System Revenue
Series 2011A
5.00%, 7/01/19	2,105	2,435,948
City of Houston TX Utility System Revenue
Series 2011D
5.00%, 11/15/27	2,735	3,138,276
City of Lubbock TX
5.00%, 2/15/19	1,740	2,025,517
City Public Service Board of San Antonio TX
5.00%, 2/01/21	7,110	8,507,115
Conroe Independent School District
5.00%, 2/15/24-2/15/26	6,240	7,286,092
Denton Independent School District
Series 2012A
2.125%, 8/01/42	2,135	2,171,743
Fort Worth Independent School District
5.00%, 2/15/15	4,000	4,102,520
Midlothian Independent School District
Series 2011B
2.25%, 8/01/14 (Pre-refunded/ETM)	5,000	5,000,000
North Texas Tollway Authority
Series 2011D
5.25%, 9/01/26	3,625	4,272,606
Rockwall Independent School District
5.00%, 2/15/19 (b)	3,280	3,830,843
San Antonio Independent School District/TX
5.00%, 8/15/26	1,710	2,008,737
Texas Public Finance Authority (State of Texas Unemployment)
5.00%, 1/01/17	11,605	12,866,928
University of Texas System/The
Series 2010A
5.00%, 8/15/22	1,070	1,257,389

		66,149,826

	Principal Amount (000)	U.S. $ Value
Virginia - 2.5%
Fairfax County Economic Development Authority (Fairfax County EDA Transportation Impt Dist)
5.00%, 4/01/25-4/01/26	$6,000	$6,698,020
Virginia College Building Authority (Virginia College Building Authority State Lease)
5.00%, 2/01/16-2/01/21	13,430	15,016,242
Virginia Commonwealth Transportation Board
5.00%, 5/15/15	1,655	1,717,758

		23,432,020

Washington - 5.2%
Central Puget Sound Regional Transit Authority
Series 2012P
5.00%, 2/01/23-2/01/25	7,815	9,289,976
Chelan County Public Utility District No 1
Series 2011B
5.50%, 7/01/25	3,305	3,852,672
City of Seattle WA Municipal Light & Power Revenue
Series 2010B
5.00%, 2/01/20	4,080	4,813,217
City of Tacoma WA Electric System Revenue
Series 2013A
5.00%, 1/01/19-1/01/20	4,000	4,676,760
Energy Northwest (Bonneville Power Administration)
Series 2011A
5.00%, 7/01/18	680	785,053
Series 2012A
5.00%, 7/01/19	4,200	4,936,176
King County School District No 414 Lake Washington
AGM
5.00%, 12/01/16	3,735	4,122,544
Port of Seattle WA
5.00%, 7/01/24	4,820	5,511,670
State of Washington
Series 2009-10B
5.00%, 1/01/22	710	828,513
Series 2010-10E
5.00%, 2/01/19	3,295	3,843,716
Series 2013D
5.00%, 2/01/23	3,385	4,086,135
AMBAC Series 2005R
5.00%, 7/01/15 (Pre-refunded/ETM)	1,125	1,174,781

		47,921,213

Wisconsin - 2.2%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio (State of Wisconsin SRF)
Series 20131
5.00%, 6/01/24	4,490	5,401,201
Wisconsin Department of Transportation
Series 20131
5.00%, 7/01/23-7/01/24	12,000	14,543,030

		19,944,231

Total Long-Term Municipal Bonds (cost $871,213,169)		886,427,119

	Principal Amount (000)	U.S. $ Value
Short-Term Municipal Notes - 1.5%
Texas - 1.5%
Lower Neches Valley Authority Industrial Development Corp. (Exxon Capital Ventures, Inc.)
0.04%, 5/01/46 (d) (cost $13,400,000)	$13,400	$13,400,000

Total Municipal Obligations (cost $884,613,169)		899,827,119

CORPORATES - INVESTMENT GRADES - 3.7%
Financial Institutions - 3.1%
Banking - 3.1%
Bank of America Corp.
6.50%, 8/01/16	2,585	2,849,246
Capital One Bank USA NA
1.20%, 2/13/17	8,300	8,297,087
JPMorgan Chase & Co.
1.35%, 2/15/17	8,885	8,895,093
Morgan Stanley
1.75%, 2/25/16	3,362	3,406,133
5.375%, 10/15/15	1,000	1,054,411
Series G
5.45%, 1/09/17	4,030	4,412,717

		28,914,687

Industrial - 0.6%
Communications - Media - 0.1%
Viacom, Inc.
1.25%, 2/27/15	800	803,633

Technology - 0.5%
Cisco Systems, Inc.
1.10%, 3/03/17	4,468	4,476,592

		5,280,225

Total Corporates - Investment Grades (cost $34,162,452)		34,194,912

AGENCIES - 0.6%
Federal Home Loan Bank
Series 656
5.375%, 5/18/16 (b) (cost $5,606,195)	5,315	5,775,029

	Shares
SHORT-TERM INVESTMENTS - 3.1%
Investment Companies - 3.0%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.08% (e) (cost $27,472,512)	27,472,512	27,472,512

	Principal Amount (000)	U.S. $ Value
U.S. Treasury Bills - 0.1%
U.S. Treasury Bill Zero Coupon, 10/30/14 (b) (cost $1,299,886)	$1,300	$1,299,886

Total Short-Term Investments (cost $28,772,398)		28,772,398

Total Investments - 105.1% (cost $953,154,214) (f)		968,569,458
Other assets less liabilities – (5.1)%		(46,979,762)

Net Assets - 100.0%		$921,589,696

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$2,000	4/08/15	2.220%	CPI	#	$(25,809)
Barclays Bank PLC	38,000	4/24/15	2.020%	CPI	#	(325,470)
Barclays Bank PLC	5,500	6/01/15	2.038%	CPI	#	8,884
Barclays Bank PLC	6,000	2/26/17	2.370%	CPI	#	(148,254)
Barclays Bank PLC	3,000	7/19/17	2.038%	CPI	#	32,389
Barclays Bank PLC	5,500	6/02/19	2.580%	CPI	#	(190,953)
Barclays Bank PLC	4,000	6/15/20	2.480%	CPI	#	(82,934)
Barclays Bank PLC	35,000	7/02/20	2.256%	CPI	#	251,375
Barclays Bank PLC	1,500	8/04/20	2.308%	CPI	#	2,614
Barclays Bank PLC	2,000	11/10/20	2.500%	CPI	#	(27,560)
Barclays Bank PLC	6,000	5/04/21	2.845%	CPI	#	(338,578)
Barclays Bank PLC	3,000	5/12/21	2.815%	CPI	#	(162,114)
Barclays Bank PLC	14,000	4/03/22	2.663%	CPI	#	(493,255)
Barclays Bank PLC	16,700	10/05/22	2.765%	CPI	#	(590,338)
Barclays Bank PLC	5,400	3/06/27	2.695%	CPI	#	(117,453)
Citibank, NA	10,000	5/04/16	2.710%	CPI	#	(362,456)
Citibank, NA	14,000	5/30/17	2.125%	CPI	#	(145,637)
Citibank, NA	11,500	6/21/17	2.153%	CPI	#	(131,704)
Citibank, NA	22,000	7/02/18	2.084%	CPI	#	162,277
Citibank, NA	9,000	6/29/22	2.398%	CPI	#	(69,677)
Citibank, NA	5,400	7/19/22	2.400%	CPI	#	(29,980)
Citibank, NA	4,000	8/10/22	2.550%	CPI	#	(72,018)
Citibank, NA	15,500	12/07/22	2.748%	CPI	#	(584,916)
Citibank, NA	47,000	5/24/23	2.533%	CPI	#	(396,156)
Citibank, NA	30,000	10/29/23	2.524%	CPI	#	40,957
Citibank, NA	15,800	2/08/28	2.940%	CPI	#	(740,384)
Deutsche Bank AG	11,000	6/20/21	2.655%	CPI	#	(443,345)
Deutsche Bank AG	9,800	9/07/21	2.400%	CPI	#	(125,880)
JPMorgan Chase Bank, NA	1,000	7/29/20	2.305%	CPI	#	1,488
JPMorgan Chase Bank, NA	19,000	8/17/22	2.523%	CPI	#	(272,058)
JPMorgan Chase Bank, NA	1,400	6/30/26	2.890%	CPI	#	(83,596)
JPMorgan Chase Bank, NA	3,300	7/21/26	2.935%	CPI	#	(224,213)

Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$2,400	10/03/26	2.485%	CPI	#	$8,633
JPMorgan Chase Bank, NA	5,400	11/14/26	2.488%	CPI	#	19,002
JPMorgan Chase Bank, NA	4,850	12/23/26	2.484%	CPI	#	30,763
JPMorgan Chase Bank, NA	21,350	2/20/28	2.899%	CPI	#	(851,086)
JPMorgan Chase Bank, NA	12,000	3/26/28	2.880%	CPI	#	(429,433)
Morgan Stanley Capital Services LLC	22,000	10/03/14	1.530%	CPI	#	171,939
Morgan Stanley Capital Services LLC	6,000	4/05/16	2.535%	CPI	#	(153,908)
Morgan Stanley Capital Services LLC	6,000	4/16/16	2.110%	CPI	#	(43,023)
Morgan Stanley Capital Services LLC	50,000	4/16/18	2.395%	CPI	#	(770,482)
Morgan Stanley Capital Services LLC	2,000	10/14/20	2.370%	CPI	#	(2,086)
Morgan Stanley Capital Services LLC	13,000	5/23/21	2.680%	CPI	#	(524,439)
Morgan Stanley Capital Services LLC	10,000	4/16/23	2.690%	CPI	#	(252,956)
Morgan Stanley Capital Services LLC	5,000	8/15/26	2.885%	CPI	#	(294,486)

						$(8,776,316)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Variable rate coupon, rate shown as of July 31, 2014.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $9,906,598.
(c)	When-Issued or delayed delivery security.
(d)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of July 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $17,789,434 and gross unrealized depreciation of investments was $(2,374,190), resulting in net unrealized appreciation of $15,415,244.

As of July 31, 2014, the Fund held 5.1% of net assets in insured bonds (of this amount 12.5% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
COP	-	Certificate of Participation
CPI	-	Consumer Price Index
DOT	-	Department of Transportation
EDA	-	Economic Development Agency

ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
SRF	-	State Revolving Fund

AllianceBernstein Municipal Bond Inflation Strategy

July 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of July 31, 2014:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$882,592,504		$3,834,615		$886,427,119
Short-Term Municipal Notes		– 0	–	13,400,000		– 0	–	13,400,000
Corporates - Investment Grades		– 0	–	34,194,912		– 0	–	34,194,912
Agencies		– 0	–	5,775,029		– 0	–	5,775,029
Short-Term Investments:
Investment Companies		27,472,512		– 0	–	– 0	–	27,472,512
U.S. Treasury Bills		– 0	–	1,299,886		– 0	–	1,299,886

Total Investments in Securities		27,472,512		937,262,331		3,834,615		968,569,458
Other Financial Instruments* :
Assets:
Inflation (CPI) Swaps		– 0	–	730,321		– 0	–	730,321
Liabilities:
Inflation (CPI) Swaps		– 0	–	(9,506,637)		– 0	–	(9,506,637)

Total+		$27,472,512		$928,486,015		$3,834,615		$959,793,142

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 10/31/13	$1,406,832		$1,406,832
Accrued discounts/(premiums)	(12,408)		(12,408)
Realized gain (loss)	339		339
Change in unrealized appreciation/depreciation	79,852		79,852
Purchases	2,390,000		2,390,000
Sales	(30,000)		(30,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3			– 0	–

Balance as of 7/31/14	$3,834,615		$3,834,615

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/14	$80,242		$80,242

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Bond Fund-Real Asset Strategy

Portfolio of Investments

July 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 67.8%
Energy - 27.0%
Coal & Consumable Fuels - 0.2%
Cameco Corp.	16,252	$327,619
China Coal Energy Co., Ltd.-Class H	168,680	101,595
China Shenhua Energy Co., Ltd.-Class H	137,300	404,597
CONSOL Energy, Inc.	9,441	366,499
Peabody Energy Corp.	11,173	169,494

		1,369,804

Integrated Oil & Gas - 18.1%
BG Group PLC	424,093	8,362,791
BP PLC	1,234,246	10,051,378
Chevron Corp.	147,222	19,026,971
China Petroleum & Chemical Corp.-Class H	1,464,000	1,433,262
ENI SpA	156,767	3,989,079
Exxon Mobil Corp.	298,429	29,526,565
Gazprom OAO (Sponsored ADR)	476,303	3,491,301
Hess Corp.	15,390	1,523,302
LUKOIL OAO (London) (Sponsored ADR)	22,920	1,278,936
PetroChina Co., Ltd.-Class H	1,384,000	1,793,761
Petroleo Brasileiro SA (ADR)	215,810	3,440,011
Petroleo Brasileiro SA (Sponsored ADR)	111,410	1,873,916
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	206,136	8,476,756
Royal Dutch Shell PLC-Class A	160,469	6,597,821
Royal Dutch Shell PLC-Class B	131,758	5,673,735
Statoil ASA	11,340	324,036
Suncor Energy, Inc. (Toronto)	60,749	2,494,367
Total SA	196,737	12,688,488

		122,046,476

Oil & Gas Drilling - 0.2%
Nabors Industries Ltd.	23,630	641,791
Odfjell Drilling Ltd.	83,240	427,697

		1,069,488

Oil & Gas Equipment & Services - 0.6%
Aker Solutions ASA	89,320	1,318,191
Deep Sea Supply PLC (a)	397,347	615,356
Halliburton Co.	16,510	1,139,025
Helix Energy Solutions Group, Inc. (a)	25,260	642,362
Petroleum Geo-Services ASA	68,890	585,155
Seventy Seven Energy, Inc. (a)	1,562	35,036

		4,335,125

Oil & Gas Exploration & Production - 7.8%
Anadarko Petroleum Corp.	47,005	5,022,484
Apache Corp.	16,258	1,669,046
Cabot Oil & Gas Corp.	17,391	573,033
Canadian Natural Resources Ltd.	114,406	4,987,130
Chesapeake Energy Corp.	21,879	576,949
Cimarex Energy Co.	14,060	1,954,622
CNOOC Ltd.	728,200	1,286,234
Concho Resources, Inc. (a)	4,600	647,680
ConocoPhillips	66,516	5,487,570
Crescent Point Energy Corp.	16,882	688,843

Company	Shares	U.S. $ Value
Det Norske Oljeselskap ASA (a)	122,054	$1,344,205
Devon Energy Corp.	15,938	1,203,319
EnCana Corp.	30,441	655,528
EOG Resources, Inc.	42,454	4,646,165
EQT Corp.	6,209	582,528
Inpex Corp.	131,800	1,953,361
Marathon Oil Corp.	28,696	1,111,970
MEG Energy Corp. (a)	24,740	887,178
Murphy Oil Corp.	23,055	1,432,407
Noble Energy, Inc.	31,862	2,118,505
NovaTek OAO (Sponsored GDR) (b)	3,750	389,438
Occidental Petroleum Corp.	69,781	6,818,302
Pioneer Natural Resources Co.	5,881	1,302,406
Range Resources Corp.	6,744	509,779
Rosetta Resources, Inc. (a)	26,180	1,337,013
Santos Ltd.	39,999	535,869
Southwestern Energy Co. (a)	14,538	589,952
Talisman Energy, Inc.	28,550	298,762
Tullow Oil PLC	37,468	459,378
Whiting Petroleum Corp. (a)	8,860	784,021
Woodside Petroleum Ltd.	27,119	1,064,528

		52,918,205

Oil & Gas Refining & Marketing - 0.1%
Valero Energy Corp.	13,580	689,864

		182,428,962

Materials - 13.0%
Aluminum - 0.4%
Alcoa, Inc.	62,072	1,017,360
Alumina Ltd. (a)	157,575	231,666
Norsk Hydro ASA	264,409	1,567,568

		2,816,594

Commodity Chemicals - 0.2%
Denki Kagaku Kogyo KK	143,000	534,216
LyondellBasell Industries NV-Class A	10,740	1,141,125

		1,675,341

Construction Materials - 0.1%
Anhui Conch Cement Co., Ltd.-Class H	170,000	640,357

Diversified Chemicals - 0.5%
Arkema SA	14,510	1,345,340
Eastman Chemical Co.	11,770	927,241
Huntsman Corp.	50,490	1,315,264

		3,587,845

Diversified Metals & Mining - 6.1%
Anglo American PLC	79,941	2,146,892
Aurubis AG	9,270	450,140
BHP Billiton Ltd.	288,605	10,247,332
BHP Billiton PLC	119,588	4,079,385
Boliden AB	43,780	709,242
Freeport-McMoRan, Inc.	93,637	3,485,169
Glencore PLC	834,843	5,044,644
Grupo Mexico SAB de CV Series B	227,420	809,216

Company	Shares	U.S. $ Value
KGHM Polska Miedz SA	17,720	$726,993
MMC Norilsk Nickel OJSC (ADR)	51,290	1,007,849
Rio Tinto Ltd.	25,032	1,520,535
Rio Tinto PLC	188,133	10,752,556

		40,979,953

Fertilizers & Agricultural Chemicals - 1.1%
Agrium, Inc. (Toronto)	3,832	349,338
CF Industries Holdings, Inc.	1,523	381,268
Monsanto Co.	36,087	4,081,079
Mosaic Co. (The)	8,663	399,451
Potash Corp. of Saskatchewan, Inc.	39,371	1,397,763
Syngenta AG	2,473	876,071

		7,484,970

Forest Products - 0.0%
Duratex SA	8,030	29,625

Gold - 1.0%
Agnico Eagle Mines Ltd.	4,580	170,288
AngloGold Ashanti Ltd. (a)	10,729	183,964
Barrick Gold Corp.	57,556	1,039,899
Franco-Nevada Corp.	3,874	219,184
Goldcorp, Inc.	118,739	3,251,751
Koza Altin Isletmeleri AS	66,520	687,427
New Gold, Inc. (a)	36,540	224,867
Newcrest Mining Ltd. (a)	20,256	202,354
Newmont Mining Corp.	13,175	328,189
Randgold Resources Ltd.	2,326	200,284
Real Gold Mining Ltd. (a)(c)(d)	124,500	2
Yamana Gold, Inc.	19,881	169,572

		6,677,781

Paper Products - 0.4%
Fibria Celulose SA (a)	6,600	64,785
International Paper Co.	11,200	532,000
Mondi PLC	57,610	1,008,979
OJI Holdings Corp.	22,000	88,544
Sappi Ltd. (a)	192,690	728,356
Stora Enso Oyj-Class R	14,608	131,254
UPM-Kymmene Oyj	14,047	228,946

		2,782,864

Precious Metals & Minerals - 0.2%
Anglo American Platinum Ltd. (a)	1,436	63,042
Dominion Diamond Corp. (a)	29,500	413,000
Fresnillo PLC	5,850	91,433
Impala Platinum Holdings Ltd.	14,318	141,884
Industrias Penoles SAB de CV	3,695	92,235
North American Palladium Ltd. (a)	1,188,170	320,806
Silver Wheaton Corp.	9,433	246,391

		1,368,791

Specialty Chemicals - 0.2%
Johnson Matthey PLC	13,420	668,676
Koninklijke DSM NV	9,958	687,932

		1,356,608

Company	Shares	U.S. $ Value
Steel - 2.8%
ArcelorMittal (Euronext Amsterdam)	60,886	$924,550
BlueScope Steel Ltd. (a)	123,636	710,553
China Steel Corp. (Sponsored GDR) (a)(b)	33,890	582,569
Fortescue Metals Group Ltd.	94,358	423,029
Gerdau SA	53,200	313,045
Hyundai Steel Co.	3,755	286,071
JFE Holdings, Inc.	81,872	1,727,995
Nippon Steel & Sumitomo Metal Corp.	423,495	1,278,811
Nucor Corp.	19,711	989,886
POSCO	3,677	1,194,860
Ternium SA (Sponsored ADR)	23,090	614,194
ThyssenKrupp AG (a)	27,253	767,690
Vale SA	75,353	1,081,097
Vale SA (Preference Shares)	108,633	1,394,812
Vale SA (Sponsored ADR) (Local Preference Shares)	423,740	5,423,872
Voestalpine AG	19,173	843,760

		18,556,794

		87,957,523

Equity: Other - 10.9%
Diversified/Specialty - 9.9%
Aedifica SA	724	48,668
Alam Sutera Realty Tbk PT	937,400	41,483
Alexandria Real Estate Equities, Inc.	988	77,657
Amata Corp. PCL	41,100	21,632
Armada Hoffler Properties, Inc.	52,671	495,107
Artis Real Estate Investment Trust	1,862	26,555
Axis Real Estate Investment Trust	30,700	32,371
Ayala Land, Inc.	1,079,760	768,362
Azrieli Group	2,984	97,094
Beni Stabili SpA	67,675	54,946
BioMed Realty Trust, Inc.	2,642	56,803
British Land Co. PLC (The)	246,619	2,917,697
Bumi Serpong Damai PT	556,600	75,218
Buzzi Unicem SpA	31,570	511,957
CA Immobilien Anlagen AG	64,831	1,294,940
Canadian Real Estate Investment Trust	950	39,878
Capital Property Fund (a)	497,727	536,114
CapitaLand Ltd.	207,400	571,531
Central Pattana PCL	107,951	160,531
Cheung Kong Holdings Ltd.	82,000	1,589,455
Ciputra Development Tbk PT	844,500	83,124
City Developments Ltd.	47,900	404,555
Cofinimmo	8,625	1,070,159
Conwert Immobilien Invest SE	5,032	61,715
Country Garden Holdings Co., Ltd.	2,452,000	1,250,536
CSR Ltd.	201,020	699,117
Dexus Property Group	479,401	526,723
Digital Realty Trust, Inc.	1,860	119,765
Dream Office Real Estate Investment Trust	29,821	793,696
Duke Realty Corp.	4,531	81,513
East Japan Railway Co.	8,900	712,953
Eastern & Oriental Bhd	56,200	51,183

Company	Shares	U.S. $ Value
Eurobank Properties Real Estate Investment Co.	1,962	$24,932
Evergrande Real Estate Group Ltd.	452,250	196,030
Fibra Uno Administracion SA de CV	503,902	1,769,756
Fonciere Des Regions	2,769	278,050
Franshion Properties China Ltd.	290,850	85,392
Frasers Centrepoint Ltd.	14,000	19,437
Gecina SA	1,511	215,784
Globe Trade Centre SA (a)	18,664	41,600
GPT Group (The)	129,608	487,968
Gramercy Property Trust, Inc.	282,474	1,669,421
Granite Real Estate Investment Trust	35,076	1,326,925
Granite Real Estate Investment Trust (Toronto)	1,250	46,442
Growthpoint Properties Ltd.	369,041	854,070
Guangzhou R&F Properties Co., Ltd.-Class H	78,300	114,800
H&R Real Estate Investment Trust	3,723	78,977
Hang Lung Properties Ltd.	181,000	558,993
Hemfosa Fastigheter AB (a)	37,900	605,283
Henderson Land Development Co., Ltd.	144,331	917,360
Hufvudstaden AB-Class A	9,073	124,354
Hui Xian Real Estate Investment Trust	161,150	92,441
Hulic Co., Ltd.	24,750	291,496
ICADE	9,237	891,667
IGB Corp. Bhd	69,400	61,670
IMMOFINANZ AG (a)	76,215	241,362
Kennedy Wilson Europe Real Estate PLC (a)	75,780	1,358,716
Kennedy-Wilson Holdings, Inc.	51,380	1,202,292
Keppel Land Ltd.	58,000	168,688
Kiwi Income Property Trust	83,950	83,796
KLCCP Stapled Group	36,300	72,804
Klovern AB	14,925	74,254
Kungsleden AB	11,176	78,424
Land and Houses PCL	216,000	63,180
Land Securities Group PLC	64,823	1,137,272
Lend Lease Group	78,770	982,985
Lippo Karawaci Tbk PT	1,523,600	143,930
Longfor Properties Co., Ltd.	106,700	154,195
LPN Development PCL	45,500	31,174
Mah Sing Group Bhd	70,200	52,496
Malaysian Resources Corp. Bhd	64,900	35,094
Mapletree Greater China Commercial Trust (b)	145,000	106,613
Megaworld Corp.	817,900	79,250
Merlin Properties Socimi SA (a)	149,000	1,971,243
Mitchells & Butlers PLC (a)	100,150	630,530
Mitsubishi Estate Co., Ltd.	156,600	3,829,352
Mitsui Fudosan Co., Ltd.	140,400	4,636,542
New World Development Co., Ltd.	687,830	867,379
New York REIT, Inc.	128,830	1,344,985
Nomura Real Estate Master Fund, Inc.	357	431,668
Orco Property Group SA (a)	3,382	1,993
Orix JREIT, Inc.	712	979,358
Pakuwon Jati Tbk PT	995,900	35,656
Poly Property Group Co., Ltd.	144,800	70,081
Pruksa Real Estate PCL	536,300	559,516
Quality Houses PCL	195,900	24,038
Redefine Properties Ltd.	241,330	216,397
Regal Entertainment Group-Class A	66,040	1,285,138
Resilient Property Income Fund Ltd.	18,626	111,343
SA Corporate Real Estate Fund Nominees Pty Ltd.	144,500	56,598

Company	Shares	U.S. $ Value
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd.-Class B	40,600	$64,026
Sino Land Co., Ltd.	246,000	422,592
SM Prime Holdings, Inc.	586,900	205,611
SP Setia Bhd Group	66,500	72,976
Spirit Realty Capital, Inc.	44,517	515,061
Sponda Oyj	19,771	101,576
Sumitomo Realty & Development Co., Ltd.	70,700	2,919,075
Summarecon Agung Tbk PT	860,300	98,711
Sun Hung Kai Properties Ltd.	226,506	3,435,277
Sunac China Holdings Ltd.	125,600	102,834
Suntec Real Estate Investment Trust	169,000	242,169
Supalai PCL	847,700	633,597
Swire Properties Ltd.	440,100	1,440,430
Swiss Prime Site AG (a)	4,526	359,162
Taiheiyo Cement Corp.	78,000	302,000
Tokyu Fudosan Holdings Corp.	47,400	359,519
Top REIT, Inc.	89	391,298
UNITE Group PLC (The)	15,930	109,021
United Urban Investment Corp.	196	314,749
UOL Group Ltd.	222,513	1,178,874
Vornado Realty Trust	6,046	640,997
Vukile Property Fund Ltd.	40,883	63,117
Wallenstam AB-Class B	8,184	135,555
WHA Corp. PCL	20,475	21,999
Wharf Holdings Ltd. (The)	374,000	2,973,586
Wihlborgs Fastigheter AB	5,409	100,649
WP Carey, Inc.	1,155	75,918
Yuexiu Property Co., Ltd.	377,000	84,474

		66,509,081

Health Care - 1.0%
Chartwell Retirement Residences	61,530	609,459
First Real Estate Investment Trust	37,400	36,555
HCP, Inc.	24,380	1,012,501
Health Care REIT, Inc.	4,228	269,028
LTC Properties, Inc.	30,280	1,160,632
Medical Properties Trust, Inc.	89,180	1,200,363
Omega Healthcare Investors, Inc.	40,863	1,493,134
Senior Housing Properties Trust	2,800	64,008
Ventas, Inc.	15,247	968,185

		6,813,865

Triple Net - 0.0%
National Retail Properties, Inc.	1,694	60,256
Realty Income Corp.	3,051	131,345

		191,601

		73,514,547

Retail - 5.8%
Regional Mall - 1.4%
BR Malls Participacoes SA	69,440	599,900
CapitaMall Trust	213,000	335,598
General Growth Properties, Inc.	6,933	162,024
Macerich Co. (The)	1,939	126,055
Multiplan Empreendimentos Imobiliarios SA	20,880	496,058
Pennsylvania Real Estate Investment Trust	78,710	1,513,593
Simon Property Group, Inc.	27,456	4,617,825

Company	Shares	U.S. $ Value
Taubman Centers, Inc.	874	$64,292
Washington Prime Group, Inc. (a)	85,311	1,611,525

		9,526,870

Shopping Center/Other Retail - 4.4%
Aeon Mall Co., Ltd.	27,600	646,763
Aliansce Shopping Centers SA	6,400	53,034
American Realty Capital Properties, Inc.	105,377	1,381,493
Atrium European Real Estate Ltd. (a)	13,358	74,589
Calloway Real Estate Investment Trust	1,420	34,186
Capital & Counties Properties PLC	53,993	291,559
CapitaMalls Malaysia Trust	81,500	38,251
Citycon OYJ	18,849	69,217
Corio NV	5,493	291,823
DDR Corp.	64,986	1,139,854
Deutsche Euroshop AG	3,769	177,898
Federal Realty Investment Trust	2,349	286,813
Federation Centres	430,470	1,023,368
Frontier Real Estate Investment Corp.	40	219,975
Fukuoka REIT Corp.	175	317,227
Hammerson PLC	58,308	589,605
Harvey Norman Holdings Ltd.	117,030	332,069
Hyprop Investments Ltd.	60,680	469,403
IGB Real Estate Investment Trust	130,200	52,553
Immobiliare Grande Distribuzione	11,569	16,886
Intu Properties PLC	55,778	308,271
Japan Retail Fund Investment Corp.	345	760,240
Kimco Realty Corp.	16,948	379,296
Kite Realty Group Trust	234,156	1,428,352
Klepierre	39,329	1,860,510
Link REIT (The)	222,423	1,263,364
Pavilion Real Estate Investment Trust	69,700	30,314
Ramco-Gershenson Properties Trust	89,323	1,482,762
Regency Centers Corp.	10,480	569,693
Retail Opportunity Investments Corp.	94,420	1,456,901
Retail Properties of America, Inc.-Class A	3,260	49,063
RioCan Real Estate Investment Trust	14,008	347,904
Scentre Group (a)	1,206,692	3,812,687
Shaftesbury PLC	20,816	237,047
Tanger Factory Outlet Centers, Inc.	1,317	45,634
Unibail-Rodamco SE	16,507	4,431,071
Vastned Retail NV	21,495	1,095,476
Weingarten Realty Investors	12,428	409,005
Westfield Corp.	269,709	1,874,791

		29,348,947

		38,875,817

Residential - 4.5%
Multi-Family - 4.1%
Advance Residence Investment Corp.	105	250,026
Apartment Investment & Management Co.-Class A	2,002	68,428
Associated Estates Realty Corp.	118,140	2,087,534
AvalonBay Communities, Inc.	1,781	263,730
Boardwalk Real Estate Investment Trust	551	32,797
Brookfield Residential Properties, Inc. (a)	30,487	563,705
BUWOG AG (a)	3,810	73,721
Camden Property Trust	1,164	84,227

Company	Shares	U.S. $ Value
Canadian Apartment Properties REIT	1,517	$32,000
China Overseas Land & Investment Ltd.	1,092,140	3,327,963
China Resources Land Ltd.	147,380	343,085
China Vanke Co., Ltd.-Class H (a)	690,574	1,529,055
CIFI Holdings Group Co., Ltd.	2,766,000	547,321
Corp. GEO SAB de CV Series B (a)(c)(d)	23,600	242
Cyrela Brazil Realty SA Empreendimentos e Participacoes	22,300	123,553
Desarrolladora Homex SAB de CV (a)(c)(d)	14,600	2,817
Deutsche Annington Immobilien SE	5,130	157,376
Deutsche Wohnen AG	23,545	509,448
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	154,937	200,772
Equity Lifestyle Properties, Inc.	1,030	45,619
Equity Residential	14,644	946,735
Essex Property Trust, Inc.	8,861	1,679,780
Even Construtora e Incorporadora SA	145,300	399,635
Ez Tec Empreendimentos e Participacoes SA	3,950	39,174
Gafisa SA	34,800	50,618
GAGFAH SA (a)	108,445	1,900,706
Grainger PLC	33,846	122,586
Greentown China Holdings Ltd.	58,400	75,128
Home Properties, Inc.	783	51,514
Irish Residential Properties REIT PLC (a)	277,500	379,390
Japan Rental Housing Investments, Inc.	595	436,901
Kenedix Residential Investment Corp.	176	410,159
KWG Property Holding Ltd.	1,848,500	1,349,617
Land and Houses PCL	23,600	6,880
LEG Immobilien AG (a)	21,039	1,475,664
Mid-America Apartment Communities, Inc.	24,079	1,683,604
Mirvac Group	300,141	502,081
MRV Engenharia e Participacoes SA	24,650	79,097
PDG Realty SA Empreendimentos e Participacoes (a)	107,200	68,513
Rossi Residencial SA (a)	507,844	317,857
Sekisui Chemical Co., Ltd.	25,000	299,761
Shimao Property Holdings Ltd.	139,500	320,744
Sino-Ocean Land Holdings Ltd.	291,580	170,290
Stockland	722,754	2,707,259
Sun Communities, Inc.	934	49,156
Taylor Wimpey PLC	357,510	668,246
UDR, Inc.	3,447	100,239
UEM Sunrise Bhd	121,250	79,689
Urbi Desarrollos Urbanos SAB de CV (a)(c)(d)	120,400	47
Wing Tai Holdings Ltd.	469,000	740,095

		27,354,584

Self Storage - 0.4%
Extra Space Storage, Inc.	12,774	660,799
Public Storage	9,159	1,571,776
Safestore Holdings PLC	203,350	707,230

		2,939,805

Student Housing - 0.0%
American Campus Communities, Inc.	1,439	56,006

		30,350,395

Company	Shares	U.S. $ Value
Office - 3.3%
Office - 3.3%
Allied Properties Real Estate Investment Trust	28,479	$913,125
Allreal Holding AG (a)	790	108,175
Ascendas India Trust	53,800	36,298
Befimmo SA	1,376	107,733
Boston Properties, Inc.	5,660	676,086
CapitaCommercial Trust	162,000	216,042
Castellum AB	13,422	225,213
Columbia Property Trust, Inc.	49,710	1,268,102
Cominar Real Estate Investment Trust	55,859	964,155
Cousins Properties, Inc.	126,205	1,562,418
Daiwa Office Investment Corp.	88	442,587
Derwent London PLC	7,533	339,239
Douglas Emmett, Inc.	1,827	52,051
Fabege AB	61,271	838,183
Great Portland Estates PLC	28,343	304,728
Highwoods Properties, Inc.	1,234	51,914
Hongkong Land Holdings Ltd.	228,000	1,558,400
Inmobiliaria Colonial SA (a)	137,870	105,233
Investa Office Fund	269,870	888,348
Japan Excellent, Inc.	820	1,096,036
Japan Prime Realty Investment Corp.	66	228,336
Japan Real Estate Investment Corp.	273	1,534,516
Kenedix Office Investment Corp.-Class A	182	988,359
Kilroy Realty Corp.	9,487	586,676
Liberty Property Trust	18,256	642,063
Nippon Building Fund, Inc.	107	600,722
Norwegian Property ASA (a)	42,749	62,223
NTT Urban Development Corp.	37,400	407,456
Parkway Properties, Inc./MD	70,920	1,470,172
PSP Swiss Property AG (a)	3,255	287,764
SL Green Realty Corp.	21,688	2,337,967
Technopolis Oyj	7,815	43,207
Tokyo Tatemono Co., Ltd.	34,000	290,388
Workspace Group PLC	74,220	767,497

		22,001,412

Lodging - 1.9%
Lodging - 1.9%
Ashford Hospitality Prime, Inc.	78,014	1,298,933
Ashford Hospitality Trust, Inc.	122,846	1,413,958
Chatham Lodging Trust	59,820	1,266,389
DiamondRock Hospitality Co.	120,540	1,477,821
FelCor Lodging Trust, Inc.	99,940	1,046,372
Hersha Hospitality Trust	233,090	1,540,725
Hospitality Properties Trust	2,061	58,883
Host Hotels & Resorts, Inc.	62,190	1,352,010
Intrawest Resorts Holdings, Inc. (a)	29,720	334,944
Japan Hotel REIT Investment Corp.	1,774	979,686
LaSalle Hotel Properties	1,433	49,854
Pebblebrook Hotel Trust	16,940	616,616
RLJ Lodging Trust	1,820	51,033
Starwood Hotels & Resorts Worldwide, Inc.	16,830	1,293,217

		12,780,441

Company	Shares		U.S. $ Value
Industrials - 1.1%
Industrial Warehouse Distribution - 0.8%
Ascendas Real Estate Investment Trust		162,000	$302,268
Global Logistic Properties Ltd.		250,000	556,542
Hansteen Holdings PLC		243,650	434,801
Japan Logistics Fund, Inc.		184	421,076
Mapletree Industrial Trust		542,000	609,173
Mapletree Logistics Trust		793,709	746,301
Mexico Real Estate Management SA de CV		48,256	97,132
Nippon Prologis REIT, Inc.		109	253,535
ProLogis, Inc.		9,997	407,977
Segro PLC		61,115	368,115
STAG Industrial, Inc.		57,440	1,311,930
Warehouses De Pauw SCA		896	67,752

			5,576,602

Mixed Office Industrial - 0.3%
BR Properties SA		15,840	97,955
Goodman Group		312,487	1,531,953

			1,629,908

			7,206,510

Food Beverage & Tobacco - 0.2%
Agricultural Products - 0.2%
Archer-Daniels-Midland Co.		17,478	810,979
Bunge Ltd.		3,912	308,422
IOI Corp. Bhd		77,900	121,902
Kuala Lumpur Kepong Bhd		12,900	95,764
Wilmar International Ltd.		51,041	133,261

			1,470,328

Mortgage - 0.1%
Mortgage - 0.1%
Altisource Residential Corp.		39,497	915,935

Capital Goods - 0.0%
Trading Companies & Distributors - 0.0%
Veritiv Corp. (a)		214	8,543

Total Common Stocks (cost $417,841,088)			457,510,413

	Principal Amount (000)
INFLATION-LINKED SECURITIES - 13.2%
United States - 13.2%
U.S. Treasury Inflation Index
0.125%, 4/15/16 (TIPS) (e)	U.S.$	83,302	85,059,453
0.625%, 7/15/21 (TIPS)		3,707	3,878,608

Total Inflation-Linked Securities (cost $89,330,852)			88,938,061

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 0.3%
Funds and Investment Trusts - 0.3%
CPN Retail Growth Leasehold Property Fund	97,750	$52,842
iShares US Real Estate ETF	27,630	1,981,347

Total Investment Companies (cost $1,818,331)		2,034,189

WARRANTS - 0.3%
Equity: Other - 0.3%
Diversified/Specialty - 0.3%
Aldar Properties PJSC, Deutsche Bank AG London, expiring 5/15/17 (a)	251,380	258,019
DLF Ltd., expiring 5/23/18 (a)	36,590	120,134
Emaar Properties PJSC, Merrill Lynch Intl & Co., expiring 10/01/15 (a)	497,980	1,324,602
Sun Hung Kai Properties Ltd., expiring 4/22/16 (a)	18,875	47,199

		1,749,954

Energy - 0.0%
Coal & Consumable Fuels - 0.0%
Coal India Ltd., Merrill Lynch Intl & Co., expiring 11/02/15 (a)	13,520	82,382

Total Warrants (cost $1,036,480)		1,832,336

	Contracts
OPTIONS PURCHASED - PUTS - 0.0%
Options on Funds and Investment Trusts - 0.0%
iShares US Real Estate ETF Expiration: Jan 2015, Exercise Price: $ 57.00 (a)(f)	1,452	33,396
iShares US Real Estate ETF Expiration: Jan 2015, Exercise Price: $ 59.00 (a)(f)	743	22,662

Total Options Purchased - Puts (premiums paid $863,483)		56,058

	Shares
SHORT-TERM INVESTMENTS - 17.1%
Investment Companies - 17.1%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.08% (g)(h) (cost $115,644,005)	115,644,005	115,644,005

U.S. $ Value
Total Investments – 98.7% (cost $626,534,239) (i)	$666,015,062
Other assets less liabilities – 1.3% (j)	8,593,649

Net Assets – 100.0%	$674,608,711

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Canola (WCE) Futures	529	November 2014	$4,486,750	$4,282,069	$(204,681)
Cattle Feeder Futures	21	October 2014	2,345,916	2,320,763	(25,153)
Cocoa Futures	103	December 2014	3,259,733	3,281,580	21,847
Coff Robusta Futures	154	November 2014	3,128,312	3,217,060	88,748
Coffee ‘C’ Futures	17	December 2014	1,187,079	1,267,031	79,952
Copper London Metal Exchange Futures	21	August 2014	3,620,820	3,739,838	119,018
Cotton No. 2 Futures	139	December 2014	5,056,302	4,369,465	(686,837)
Gold 100 OZ Futures	16	December 2014	2,081,480	2,052,480	(29,000)
Live Cattle Futures	71	October 2014	4,394,853	4,468,030	73,177
LME Copper Futures	19	November 2014	3,370,966	3,379,150	8,184
LME Lead Futures	67	November 2014	3,740,419	3,735,250	(5,169)
LME Nickel Futures	20	November 2014	2,258,707	2,222,460	(36,247)
LME Zinc Futures	62	November 2014	3,670,083	3,664,975	(5,108)
Nickel London Metal Exchange Futures	16	August 2014	1,815,514	1,770,672	(44,842)
Palladium Futures	13	September 2014	1,143,726	1,135,810	(7,916)
Platinum Futures	85	October 2014	6,201,667	6,227,100	25,433
Primary Aluminum London Metal Exchange Futures	131	August 2014	6,333,157	6,502,513	169,356
Soybean Futures	29	November 2014	1,799,427	1,568,900	(230,527)
Soybean Futures	28	December 2014	984,013	976,640	(7,373)
WTI Crude Futures	78	November 2014	7,793,080	7,504,380	(288,700)
WTI Crude Futures	37	May 2015	3,464,641	3,467,270	2,629
WTI Crude Futures	76	November 2017	6,546,239	6,683,440	137,201
WTI Crude Futures	76	November 2018	6,469,245	6,613,520	144,275
Zinc London Metal Exchange Futures	63	August 2014	3,302,123	3,730,388	428,265
Sold Contracts
Brent Crude Oil Futures	36	May 2015	3,763,735	3,813,480	(49,745)
Corn Futures	122	December 2014	2,779,018	2,238,700	540,318
Gas Oil Futures (ICE)	59	October 2014	5,267,952	5,268,700	(748)
Gasoline RBOB Futures	16	August 2014	1,908,604	1,879,920	28,684
Lead London Metal Exchange Futures	33	August 2014	1,750,054	1,832,738	(82,684)
Lean Hogs Futures	106	October 2014	4,498,836	4,374,620	124,216
LME Copper Futures	21	August 2014	3,718,055	3,739,838	(21,783)

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2014	Unrealized Appreciation/ (Depreciation)
LME Lead Futures	33	November 2014	$1,855,973	$1,839,750	$16,223
LME PRI Aluminium Futures	99	November 2014	4,969,137	4,940,100	29,037
Neckel London Metal Exchange Futures	16	August 2014	1,802,366	1,770,672	31,694
NY Harb ULSD Futures	7	September 2014	846,765	852,247	(5,482)
PRI Aluminum London Metal Exchange Futures	131	August 2014	5,799,743	6,502,513	(702,770)
Rapeseed Euro Futures	144	October 2014	3,372,596	3,205,686	166,910
S&P 500 Emini Futures	830	September 2014	81,102,320	79,879,200	1,223,120
Sugar 11 Futures (World)	162	September 2014	3,173,593	2,986,502	187,091
Wheat Futures (CBT)	122	December 2014	3,872,285	3,356,525	515,760
Zinc London Metal Exchange Futures	63	August 2014	3,307,590	3,730,388	(422,798)

					$1,303,575

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	JPY	213,962	USD	2,106	9/17/14	$25,697
Barclays Bank PLC	USD	1,102	INR	66,060	9/17/14	(23,677)
Barclays Bank PLC	USD	912	KRW	931,615	9/17/14	(11,683)
BNP Paribas SA	BRL	9,733	USD	4,232	9/03/14	(20,559)
BNP Paribas SA	USD	843	INR	50,591	9/17/14	(17,289)
Citibank, NA	AUD	2,568	USD	2,388	9/17/14	9,009
Credit Suisse International	GBP	1,259	USD	2,108	9/17/14	(16,608)
Credit Suisse International	USD	1,901	CHF	1,709	9/17/14	(20,003)
Credit Suisse International	USD	1,724	RUB	61,365	9/17/14	(22,747)
Deutsche Bank AG London	EUR	7,673	USD	10,394	9/17/14	117,650
Goldman Sachs Bank USA	AUD	2,728	USD	2,550	9/17/14	22,042
Goldman Sachs Bank USA	JPY	184,196	USD	1,814	9/17/14	22,516
HSBC Bank USA	JPY	2,821,896	USD	27,576	9/17/14	135,334
HSBC Bank USA	USD	9,284	CAD	10,149	9/17/14	13,883
HSBC Bank USA	USD	18,858	CNY	116,304	9/17/14	(56,728)
HSBC Bank USA	USD	992	HKD	7,691	9/17/14	150
JPMorgan Chase Bank, NA	CAD	2,044	USD	1,902	9/17/14	29,731
JPMorgan Chase Bank, NA	EUR	4,733	USD	6,452	9/17/14	113,762
JPMorgan Chase Bank, NA	GBP	4,440	USD	7,532	9/17/14	38,923
Morgan Stanley & Co., Inc.	USD	1,745	SGD	2,180	9/17/14	2,930
Northern Trust Company	NOK	11,742	USD	1,894	9/17/14	28,853
Northern Trust Company	USD	1,694	GBP	993	9/17/14	(17,819)
Royal Bank of Scotland PLC	BRL	5,696	USD	2,544	9/03/14	55,386
Royal Bank of Scotland PLC	USD	845	IDR	10,096,953	9/17/14	(7)
Royal Bank of Scotland PLC	USD	811	MYR	2,611	9/17/14	(459)
Standard Chartered Bank	USD	1,433	ZAR	15,628	9/17/14	13,734
State Street Bank & Trust Co.	EUR	1,684	USD	2,293	9/17/14	37,663
UBS AG	GBP	2,717	USD	4,637	9/17/14	51,817
UBS AG	NOK	8,201	USD	1,367	9/17/14	64,241

						$575,742

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	$3,830	3/30/22	2.263%	3 Month LIBOR	$14,387

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$26,768	6/17/24	2.514%	CPI	#	$256,213
Barclays Bank PLC	17,845	6/18/24	2.515%	CPI	#	169,609
Citibank, NA	1,000	3/27/18	2.450%	CPI	#	(25,519)
Goldman Sachs International	10,275	4/29/17	1.975%	CPI	#	76,642
JPMorgan Chase Bank, NA	85,342	10/01/16	1.918%	CPI	#	389,116
JPMorgan Chase Bank, NA	100,450	6/06/17	2.040%	CPI	#	534,444
JPMorgan Chase Bank, NA	28,419	6/17/24	2.513%	CPI	#	276,076
JPMorgan Chase Bank, NA	26,768	6/17/24	2.513%	CPI	#	260,038
JPMorgan Chase Bank, NA	10,000	7/30/24	2.596%	CPI	#	15,734

						$1,952,353

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Citibank, NA
Bloomberg Commodity Index 2 Month Forward	24,780	0.11%	$6.864	9/15/14	$(66,419)
Bloomberg Commodity Index 2 Month Forward	24,780	0.11%	88,855	9/15/14	(859,856)
Goldman Sachs International
Bloomberg Commodity Index 2 Month Forward	335,195	0.12%	92,842	9/15/14	(898,813)
JPMorgan Chase Bank, NA
Bloomberg Commodity Index 2 Month Forward	100,000	0.12%	27,698	9/15/14	(268,146)
Bloomberg Commodity Index 2 Month Forward	20,672	0.11%	5,726	9/15/14	(55,412)

					$(2,148,646)

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, the aggregate market value of these securities amounted to $1,078,620 or 0.2% of net assets.
(c)	Illiquid security.
(d)	Fair valued by the Adviser.
(e)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $830,149.
(f)	One contract relates to 100 shares.
(g)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	As of July 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $49,740,804 and gross unrealized depreciation of investments was $(10,259,981), resulting in net unrealized appreciation of $39,480,823.
(j)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of the collateral amounted to $3,994,599.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
RUB	-	Russian Ruble
SGD	-	Singapore Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:
ADR	-	American Depositary Receipt
CBT	-	Chicago Board of Trade
ETF	-	Exchange Traded Fund
GDR	-	Global Depositary Receipt
LIBOR	-	London Interbank Offered Rates
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company
REIT	-	Real Estate Investment Trust
TIPS	-	Treasury Inflation Protected Security
WTI	-	West Texas Intermediate

AllianceBernstein Bond Fund - Real Asset Strategy

July 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of July 31, 2014:

Investments in Securities:	Level 1	Level 2		Level 3			Total
Assets:
Common Stock:
Energy	$112,979,948	$69,449,014		$	– 0	–	$182,428,962
Materials	33,231,621	54,725,900			2		87,957,523
Equity: Other	25,573,805	47,940,742			– 0	–	73,514,547
Retail	26,222,724	12,653,093			– 0	–	38,875,817
Residential	15,378,532	14,968,757			3,106		30,350,395
Office	11,462,182	10,539,230			– 0	–	22,001,412
Lodging	11,800,755	979,686			– 0	–	12,780,441
Industrials	2,417,547	4,788,963			– 0	–	7,206,510
Food Beverage & Tobacco	1,119,401	350,927			– 0	–	1,470,328
Mortgage	915,935	– 0	–		– 0	–	915,935

Capital Goods	8,543		– 0	–	– 0	–	8,543
Inflation-Linked Securities	– 0	–	88,938,061		– 0	–	88,938,061
Investment Companies	1,981,347		52,842		– 0	–	2,034,189
Warrants	47,199		1,785,137		– 0	–	1,832,336
Options Purchased - Puts	– 0	–	56,058		– 0	–	56,058
Short-Term Investments	115,644,005		– 0	–	– 0	–	115,644,005

Total Investments in Securities	358,783,544		307,228,410	+	3,108		666,015,062
Other Financial Instruments* :
Assets:
Futures	4,161,138		– 0	–	– 0	–	4,161,138
Forward Currency Exchange Contracts	– 0	–	783,321		– 0	–	783,321
Interest Rate Swaps	– 0	–	14,387		– 0	–	14,387
Inflation (CPI) Swaps	– 0	–	1,926,834		– 0	–	1,926,834
Liabilities:
Futures	(2,857,563)		– 0	–	– 0	–	(2,857,563)
Forward Currency Exchange Contracts	– 0	–	(207,579)		– 0	–	(207,579)
Inflation (CPI) Swaps	– 0	–	(25,519)		– 0	–	(25,519)
Total Return Swaps	– 0	–	(2,148,646)		– 0	–	(2,148,646)

Total^(a)	$360,087,119		$307,571,208		$3,108		$667,661,435

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Strategy’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	There were de minimis transfers under 1% of net assets from Level 1 to Level 2 during the reporting period.
(a)	An amount of $3,264,460 was transferred from Level 2 to Level 1 due to decrease in trading volume during the reporting period. An amount of $4,437,028 was transferred from Level 2 to Level 1 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Materials			Residential		Warrants
Balance as of 10/31/13		$2		$17,879			$1,069,240
Accrued discounts/(premiums)		– 0	–	– 0	–		– 0	–
Realized gain (loss)		– 0	–	– 0	–		126,907
Change in unrealized appreciation/depreciation		– 0	–	(18,393)			16,418
Purchases		– 0	–	– 0	–		876,283
Sales		– 0	–	– 0	–		(1,160,774)
Transfers in to Level 3		– 0	–	3,620			– 0	–
Transfers out of Level 3		– 0	–	– 0	–		(928,074)

Balance as of 7/31/14		$2		$3,106		$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/14	$	– 0	–	$(18,393)		$	– 0	–

	Rights^			Total
Balance as of 10/31/13	$	– 0	–	$1,087,121
Accrued discounts/(premiums)		– 0	–	– 0	–
Realized gain (loss)		– 0	–	126,907
Change in unrealized appreciation/depreciation		– 0	–	(1,975)
Purchases		– 0	–	876,283
Sales		– 0	–	(1,160,774)
Transfers in to Level 3		– 0	–	3,620
Transfers out of Level 3		– 0	–	(928,074)

Balance as of 7/31/14	$	– 0	–	$3,108+

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/14	$	– 0	–	$(18,393)

^	The security which had zero market value at year end is no longer held by the Strategy.
+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Tax-Aware Fixed Income Portfolio

Portfolio of Investments

July 31, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 77.8%
Long-Term Municipal Bonds - 77.8%
Alabama - 0.8%
County of Jefferson AL Sewer Revenue
Series 2013D
6.00%, 10/01/42	$110	$120,003

Arizona - 1.2%
Arizona Health Facilities Authority (Beatitudes Campus/The)
5.20%, 10/01/37	70	64,098
Salt Verde Financial Corp. (Citibank NA)
Series 2007
5.00%, 12/01/37	100	109,150

		173,248

California - 2.5%
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
5.00%, 11/21/45 (a)	250	256,388
Golden State Tobacco Securitization Corp.
Series 2007A-1
5.125%, 6/01/47	150	109,974

		366,362

Colorado - 1.3%
Colorado Health Facilities Authority (Catholic Health Initiatives)
Series 2013
5.25%, 1/01/40	170	185,416

Connecticut - 1.1%
State of Connecticut
Series 2014C
5.00%, 12/15/22	130	156,666

Florida - 0.7%
Collier County Industrial Development Authority (Arlington of Naples/The)
Series 2014A
8.125%, 5/15/44 (a)	100	107,926

Georgia - 2.4%
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport)
Series 2012A
5.00%, 1/01/31	310	349,134

Idaho - 0.7%
Idaho Health Facilities Authority (The Terraces at Boise)
Series 2014A
8.00%, 10/01/44	100	103,279

Illinois - 1.7%
Illinois Finance Authority (Greenfields of Geneva)
Series 2010A
8.125%, 2/15/40	50	51,732

	Principal Amount (000)	U.S. $ Value
Illinois Finance Authority (Park Place of Elmhurst)
Series 2010A
8.125%, 5/15/40	$100	$66,243
State of Illinois
5.00%, 5/01/35	130	133,011

		250,986

Indiana - 1.9%
Indiana Finance Authority (Bethany Circle of King’s Daughters’ of Madison Indiana Inc/The)
5.50%, 8/15/40	160	165,970
Indiana Finance Authority (WVB East End Partners LLC)
5.00%, 7/01/40	100	103,557

		269,527

Kentucky - 0.4%
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group)
5.375%, 11/15/42	65	64,481

Louisiana - 0.8%
City of New Orleans LA Water Revenue
5.00%, 12/01/34	100	108,825

Massachusetts - 4.8%
Massachusetts Water Pollution Abatement Trust (The)
5.00%, 8/01/17	610	690,166

Michigan - 0.8%
City of Detroit MI Sewage Disposal System Revenue
Series 2012A
5.00%, 7/01/22	115	115,069

Nebraska - 0.7%
Central Plains Energy Project (Goldman Sachs Group, Inc./The)
5.00%, 9/01/42	100	105,216

New Hampshire - 0.8%
New Hampshire Health and Education Facilities Authority Act (Southern New Hampshire University)
5.00%, 1/01/42	115	117,709

New Jersey - 4.7%
Burlington County Bridge Commission (Evergreens/The)
5.625%, 1/01/38	140	141,133
New Jersey Economic Development Authority (United Airlines, Inc.)
5.25%, 9/15/29	85	88,858
New Jersey State Turnpike Authority
Series 2013A
5.00%, 1/01/32	315	348,752

	Principal Amount (000)	U.S. $ Value
Tobacco Settlement Financing Corp/NJ
Series 2007-1A
5.00%, 6/01/41	$135	$99,796

		678,539

New York - 12.9%
Build NYC Resource Corp. (South Bronx Charter School for International Cultures & The Arts)
5.00%, 4/15/43	100	87,364
City of New York NY
Series 2013J
5.00%, 8/01/21	340	405,732
Metropolitan Transportation Authority
Series 2013A
5.00%, 11/15/29	315	355,506
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2014A
5.00%, 2/15/28	425	496,132
New York State Thruway Authority (New York State Thruway Authority Ded Tax)
Series 2012A
5.00%, 4/01/26	365	422,973
Ulster County Industrial Development Agency (Kingston Regional Senior Living Corp.)
Series 2007A
6.00%, 9/15/27	120	104,496

		1,872,203

North Carolina - 2.0%
State of North Carolina
Series 2010B
5.00%, 6/01/17	260	292,510

Ohio - 9.6%
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47	135	105,014
City of Akron OH (City of Akron OH Income Tax)
Series 2012A
5.00%, 12/01/31	445	498,062
City of Columbus OH
Series 2012A
5.00%, 2/15/17	225	250,641
Series 2014A
5.00%, 2/15/21	110	132,112
County of Cuyahoga OH (County of Cuyahoga OH Lease)
5.00%, 12/01/28	365	413,402

		1,399,231

Pennsylvania - 3.7%
Commonwealth of Pennsylvania
Series 2013
5.00%, 4/01/17	380	424,517

	Principal Amount (000)	U.S. $ Value
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Unemployment)
Series 2012A
5.00%, 7/01/17	$100	$112,809

		537,326

Texas - 11.0%
Central Texas Regional Mobility Authority
5.00%, 1/01/42	100	102,338
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
5.00%, 9/01/31 (b)	260	287,968
City of Lubbock TX
AGM
5.00%, 2/15/15	420	430,832
Cypress-Fairbanks Independent School District
Series 2014B
2.00%, 2/15/44	400	406,640
Grand Parkway Transportation Corp.
Series 2014A
3.00%, 12/15/16	285	301,219
Travis County Health Facilities Development Corp. (Longhorn Village)
7.125%, 1/01/46	55	59,306

		1,588,303

Utah - 3.0%
State of Utah
Series 2010C
5.00%, 7/01/17	380	428,674

Virginia - 3.6%
Tobacco Settlement Financing Corp/VA
Series 2007B1
5.00%, 6/01/47	145	95,941
Virginia Public School Authority (Virginia Public School Authority State Lease)
5.00%, 4/15/17	380	425,163

		521,104

Washington - 4.7%
City of Seattle WA
5.00%, 5/01/17	125	139,881
State of Washington
Series 2011R
5.00%, 7/01/17	380	427,850
Washington State Housing Finance Commission (Rockwood Retirement Communities)
7.375%, 1/01/44 (a)	100	107,533

		675,264

Total Municipal Obligations (cost $10,874,924)		11,277,167

	Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 10.0%
U.S. Treasury - 10.0%
U.S. Treasury Notes
4.125%, 5/15/15
(cost $1,454,475)	$1,410	$1,454,502

CORPORATES - INVESTMENT GRADES - 6.8%
Industrial - 4.4%
Communications - Media - 0.9%
Cox Communications, Inc.
5.50%, 10/01/15	65	68,519
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
2.40%, 3/15/17	60	61,589

		130,108

Consumer Cyclical - Automotive - 0.4%
Ford Motor Credit Co. LLC
5.625%, 9/15/15	50	52,618

Consumer Cyclical - Retailers - 0.7%
Walgreen Co.
1.00%, 3/13/15	50	50,178
CVS Caremark Corp.
3.25%, 5/18/15	50	51,084

		101,262

Consumer Non-Cyclical - 1.3%
Thermo Fisher Scientific, Inc.
3.20%, 5/01/15-3/01/16	70	71,657
Bunge Ltd. Finance Corp.
4.10%, 3/15/16	50	52,341
Kraft Foods Group, Inc.
1.625%, 6/04/15	60	60,547

		184,545

Energy - 0.3%
Kinder Morgan Energy Partners LP
3.50%, 3/01/16	50	51,882

Technology - 0.8%
Xerox Corp.
6.40%, 3/15/16	50	54,360
Hewlett-Packard Co.
2.65%, 6/01/16	60	61,664

		116,024

		636,439

Financial Institutions - 2.0%
Banking - 0.5%
Morgan Stanley
1.75%, 2/25/16	70	70,919

Insurance - 0.8%
American International Group, Inc.
5.45%, 5/18/17	55	60,994
Prudential Financial, Inc.
4.75%, 9/17/15	50	52,255

		113,249

	Principal Amount (000)	U.S. $ Value
REITS - 0.7%
HCP, Inc.
3.75%, 2/01/16	$50	$52,150
Health Care REIT, Inc.
3.625%, 3/15/16	50	52,126

		104,276

Utility - 0.4%
Electric - 0.4%
Constellation Energy Group, Inc.
4.55%, 6/15/15	60	61,977

Total Corporates - Investment Grades (cost $987,163)		986,860

COMMERCIAL MORTGAGE-BACKED SECURITY - 0.9%
Non-Agency Fixed Rate CMBS - 0.9%
WF-RBS Commercial Mortgage Trust
Series 2013-C16, Class A2
3.223%, 9/15/46 (cost $127,064)	121	125,909

ASSET-BACKED SECURITY - 0.7%
Credit Cards - Floating Rate - 0.7%
Cabela’s Master Credit Card Trust
Series 2012-2A, Class A2
0.632%, 6/15/20 (a)(c) (cost $100,398)	100	100,716

	Shares
SHORT-TERM INVESTMENTS - 6.0%
Investment Companies - 6.0%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.08% (d) (cost $868,965)	868,965	868,965

Total Investments - 102.2% (cost $14,412,989) (e)		14,814,119
Other assets less liabilities - (2.2)%		(312,596)

Net Assets - 100.0%		$14,501,523

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, the aggregate market value of these securities amounted to $572,563 or 3.9% of net assets.
(b)	When-Issued or delayed delivery security.
(c)	Floating Rate Security. Stated interest rate was in effect at July 31, 2014.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(e)	As of July 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $413,633 and gross unrealized depreciation of investments was $(12,503), resulting in net unrealized appreciation of $401,130.

As of July 31, 2014, the Fund held 20.9% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
CMBS	-	Commercial Mortgage-Backed Securities
REIT	-	Real Estate Investment Trust

AllianceBernstein Tax-Aware Fixed Income Portfolio

July 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2014:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$10,406,940		$870,227		$11,277,167
Governments - Treasuries		– 0	–	1,454,502		– 0	–	1,454,502
Corporates - Investment Grades		– 0	–	986,860		– 0	–	986,860
Commercial Mortgage-Backed Security		– 0	–	125,909		– 0	–	125,909
Asset-Backed Security		– 0	–	100,716		– 0	–	100,716
Short-Term Investments		868,965		– 0	–	– 0	–	868,965

Total Investments in Securities		868,965		13,074,927		870,227		14,814,119
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total^		$868,965		$13,074,927		$870,227		$14,814,119

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds			Total
Balance as of 12/11/13^^	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		610			610
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		43,096			43,096
Purchases		826,521			826,521

Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 7/31/14	$870,227		$870,227

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/14	$43,096		$43,096

^^	Commencement of operations.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at July 31, 2014:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 7/31/14	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$870,227	Third Party Vendor	Lack of External Credit Rating	$66.24 – $107.93/$98.37

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 22, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 22, 2014